UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: 561-484-7185

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2026

Item 1.	Reports to Stockholders.

(a)

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS I : RNSIX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class I for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$47	0.93%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

Table Summary
	Class I - $147,061	Bloomberg U.S. Aggregate Bond Index - $118,348
3/31/2016	$100,000	$100,000
9/30/2016	$105,694	$102,682
3/31/2017	$107,487	$100,441
9/30/2017	$110,632	$102,757
3/31/2018	$110,141	$101,649
9/30/2018	$111,210	$101,507
3/31/2019	$114,930	$106,203
9/30/2019	$120,217	$111,959
3/31/2020	$112,723	$115,691
9/30/2020	$124,439	$119,779
3/31/2021	$130,017	$116,513
9/30/2021	$133,791	$118,706
3/31/2022	$127,949	$111,675
9/30/2022	$115,011	$101,376
3/31/2023	$120,438	$106,333
9/30/2023	$119,037	$102,029
3/31/2024	$130,597	$108,139
9/30/2024	$139,065	$113,832
3/31/2025	$140,646	$113,416
9/30/2025	$145,793	$117,115
3/31/2026	$147,061	$118,348

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.50% of NAV. For the period ended March 31, 2026, 0% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/DoubleLine Strategic Income Fund	6 months	1 Year	5 Year	10 Year
Class I	0.87%	4.56%	2.49%	3.93%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

FUND STATISTICS

  Total Net Assets$995,345,275
  # of Portfolio Holdings1,306
  Portfolio Turnover Rate (Class I)24%
  Advisory Fees Paid$4,219,429

As of March 31, 2026. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
DoubleLine Opportunistic Fixed Income	48.60%
DoubleLine Core Fixed Income	28.26%
Tactical Closed-End Fund Income Strategy (RiverNorth)	23.14%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
Agency MBS	24.37%
Non-Agency MBS	23.32%
Investment Co. Bonds	9.95%
CMBS	8.70%
High Yield	7.14%
US Government	6.53%
Investment Grade	4.41%
BDCs	3.82%
Cash	3.51%
Bank Loans	3.20%
Other	3.06%
Developed Foreign	1.23%
EM Debt	1.21%
Infrastructure	1.15%
Preferreds	0.50%
Muni/BAB	0.43%
Equity	0.10%
Convertibles	0.02%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS I : RNSIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2026

76881N202–SA–03312026

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS R : RNDLX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class R for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$59	1.18%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class R - $14,349	Bloomberg U.S. Aggregate Bond Index - $11,835
3/31/2016	$10,000	$10,000
9/30/2016	$10,566	$10,268
3/31/2017	$10,731	$10,044
9/30/2017	$11,031	$10,276
3/31/2018	$10,968	$10,165
9/30/2018	$11,050	$10,151
3/31/2019	$11,416	$10,620
9/30/2019	$11,925	$11,196
3/31/2020	$11,169	$11,569
9/30/2020	$12,312	$11,978
3/31/2021	$12,847	$11,651
9/30/2021	$13,202	$11,871
3/31/2022	$12,611	$11,168
9/30/2022	$11,324	$10,138
3/31/2023	$11,828	$10,633
9/30/2023	$11,690	$10,203
3/31/2024	$12,806	$10,814
9/30/2024	$13,619	$11,383
3/31/2025	$13,757	$11,342
9/30/2025	$14,242	$11,711
3/31/2026	$14,349	$11,835

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.25% of NAV. For the period ended March 31, 2026, 0% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/DoubleLine Strategic Income Fund	6 months	1 Year	5 Year	10 Year
Class R	0.75%	4.30%	2.24%	3.68%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%

FUND STATISTICS

  Total Net Assets$995,345,275
  # of Portfolio Holdings1,306
  Portfolio Turnover Rate (Class R)24%
  Advisory Fees Paid$4,219,429

As of March 31, 2026. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
DoubleLine Opportunistic Fixed Income	48.60%
DoubleLine Core Fixed Income	28.26%
Tactical Closed-End Fund Income Strategy (RiverNorth)	23.14%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
Agency MBS	24.37%
Non-Agency MBS	23.32%
Investment Co. Bonds	9.95%
CMBS	8.70%
High Yield	7.14%
US Government	6.53%
Investment Grade	4.41%
BDCs	3.82%
Cash	3.51%
Bank Loans	3.20%
Other	3.06%
Developed Foreign	1.23%
EM Debt	1.21%
Infrastructure	1.15%
Preferreds	0.50%
Muni/BAB	0.43%
Equity	0.10%
Convertibles	0.02%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS R : RNDLX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2026

76881N301–SA–03312026

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS I : RNHIX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class I for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$67	1.35%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

Table Summary
	Class I - $161,430	Bloomberg U.S. Aggregate Bond Index - $118,348	ICE BofAML Non-Financial Developed HY Constrained Index - $170,951	S&P UBS Leveraged Loan Index - $172,296
3/31/2016	$100,000	$100,000	$100,000	$100,000
9/30/2016	$108,048	$102,682	$110,241	$106,049
3/31/2017	$112,551	$100,441	$114,201	$109,742
9/30/2017	$115,727	$102,757	$121,074	$111,734
3/31/2018	$116,008	$101,649	$121,512	$114,832
9/30/2018	$118,296	$101,507	$123,608	$117,968
3/31/2019	$119,999	$106,203	$125,421	$118,653
9/30/2019	$124,031	$111,959	$129,021	$121,641
3/31/2020	$109,559	$115,691	$114,304	$107,369
9/30/2020	$124,008	$119,779	$132,749	$122,656
3/31/2021	$131,395	$116,513	$142,822	$129,669
9/30/2021	$134,614	$118,706	$147,042	$133,033
3/31/2022	$131,820	$111,675	$139,933	$133,847
9/30/2022	$121,107	$101,376	$120,986	$129,543
3/31/2023	$130,369	$106,333	$133,631	$136,688
9/30/2023	$133,935	$102,029	$135,983	$145,701
3/31/2024	$144,179	$108,139	$147,948	$153,640
9/30/2024	$151,555	$113,832	$158,156	$159,764
3/31/2025	$153,110	$113,416	$158,921	$164,421
9/30/2025	$161,154	$117,115	$170,999	$171,086
3/31/2026	$161,430	$118,348	$170,951	$172,296

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.25% of NAV. For the period ended March 31, 2026, 0% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/Oaktree High Income Fund	6 months	1 Year	5 Year	10 Year
Class I	0.17%	5.43%	4.20%	4.91%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofAML Non-Financial Developed HY Constrained Index	-0.03%	7.57%	3.66%	5.51%
S&P UBS Leveraged Loan Index	0.71%	4.79%	5.85%	5.59%

FUND STATISTICS

  Total Net Assets$57,112,378
  # of Portfolio Holdings379
  Portfolio Turnover Rate (Class I)38%
  Advisory Fees Paid$287,893

As of March 31, 2026. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
High Yield & Senior Loan Strategy (Oaktree)	91.10%
Tactical Closed-End Fund Income Strategy (RiverNorth)	9.53%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
High Yield	58.93%
Developed Foreign	26.25%
Cash	5.28%
BDCs	3.03%
Investment Co. Bonds	3.01%
Investment Grade	1.31%
Convertibles	1.22%
Other	0.22%
Equity	0.20%
Bank Loans	0.18%
SPACs	0.07%
Preferreds	0.02%
Muni/BAB	0.01%
EM Debt	0.01%
Agency MBS	0.01%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS I : RNHIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2026

76881N806–SA–03312026

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS R : RNOTX

Semi-Annual Shareholder Report - March 31, 2026

FUND OVERVIEW

This semi-annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class R for the period of October 1, 2025 to March 31, 2026.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$80	1.60%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Table Summary
	Class R - $15,751	Bloomberg U.S. Aggregate Bond Index - $11,835	ICE BofAML Non-Financial Developed HY Constrained Index - $17,095	S&P UBS Leveraged Loan Index - $17,230
3/31/2016	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,793	$10,268	$11,024	$10,605
3/31/2017	$11,227	$10,044	$11,420	$10,974
9/30/2017	$11,531	$10,276	$12,107	$11,173
3/31/2018	$11,556	$10,165	$12,151	$11,483
9/30/2018	$11,757	$10,151	$12,361	$11,797
3/31/2019	$11,912	$10,620	$12,542	$11,865
9/30/2019	$12,297	$11,196	$12,902	$12,164
3/31/2020	$10,847	$11,569	$11,430	$10,737
9/30/2020	$12,264	$11,978	$13,275	$12,266
3/31/2021	$12,979	$11,651	$14,282	$12,967
9/30/2021	$13,283	$11,871	$14,704	$13,303
3/31/2022	$12,990	$11,168	$13,993	$13,385
9/30/2022	$11,919	$10,138	$12,099	$12,954
3/31/2023	$12,815	$10,633	$13,363	$13,669
9/30/2023	$13,150	$10,203	$13,598	$14,570
3/31/2024	$14,155	$10,814	$14,795	$15,364
9/30/2024	$14,844	$11,383	$15,816	$15,976
3/31/2025	$14,994	$11,342	$15,892	$16,442
9/30/2025	$15,744	$11,711	$17,100	$17,109
3/31/2026	$15,751	$11,835	$17,095	$17,230

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.00% of NAV. For the period ended March 31, 2026, 0% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
RiverNorth/Oaktree High Income Fund	6 months	1 Year	5 Year	10 Year
Class R	-0.07%	5.04%	3.95%	4.65%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
ICE BofAML Non-Financial Developed HY Constrained Index	-0.03%	7.57%	3.66%	5.51%
S&P UBS Leveraged Loan Index	0.71%	4.79%	5.85%	5.59%

FUND STATISTICS

  Total Net Assets$57,112,378
  # of Portfolio Holdings379
  Portfolio Turnover Rate (Class R)38%
  Advisory Fees Paid$287,893

As of March 31, 2026. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of March 31, 2026

(percentages are based on total investments)

Table Summary
Value	Value
High Yield & Senior Loan Strategy (Oaktree)	91.10%
Tactical Closed-End Fund Income Strategy (RiverNorth)	9.53%

SECTOR ALLOCATION

As of March 31, 2026

(percentages are based on net assets)

Table Summary
Value	Value
High Yield	58.93%
Developed Foreign	26.25%
Cash	5.28%
BDCs	3.03%
Investment Co. Bonds	3.01%
Investment Grade	1.31%
Convertibles	1.22%
Other	0.22%
Equity	0.20%
Bank Loans	0.18%
SPACs	0.07%
Preferreds	0.02%
Muni/BAB	0.01%
EM Debt	0.01%
Agency MBS	0.01%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS R : RNOTX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Semi-Annual Shareholder Report - March 31, 2026

76881N707–SA–03312026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included in the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH

3.31.2026

Semi-Annual Financial Statements & Other Information

RN

RiverNorth Funds	Table of Contents

Schedule of Investments
RiverNorth/DoubleLine Strategic Income Fund	1
RiverNorth/Oaktree High Income Fund	57
Statement of Assets and Liabilities	71
Statement of Operations	74
Statements of Changes in Net Assets
RiverNorth/DoubleLine Strategic Income Fund	76
RiverNorth/Oaktree High Income Fund	78
Financial Highlights	80
Notes to Financial Statements and Financial Highlights	95
Additional Information	118
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	119

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 6.17%
United States - 6.17%
83,030	Allspring Income Opportunities Fund	$538,034
1,978,428	BlackRock Corporate High Yield Fund, Inc.	16,856,207
154,493	BlackRock Income Trust, Inc.	1,632,991
366,668	BlackRock Multi-Sector Income Trust	4,590,683
31,675	BNY Mellon Strategic Municipals, Inc.	199,236
110,000	Eagle Point Income Co., Inc.	1,038,400
881,099	First Trust High Yield Opportunities 2027 Term Fund	11,921,270
263,398	Invesco Municipal Trust	2,507,549
630,532	PGIM Short Duration High Yield Opportunities Fund	10,101,123
23	PIMCO Corporate & Income Opportunity Fund	277
789,812	PIMCO Income Strategy Fund II	5,441,805
772,783	Western Asset Inflation-Linked Opportunities & Income Fund	6,537,744

TOTAL CLOSED-END FUNDS
(Cost $61,745,989)		61,365,319

CLOSED-END FUNDS - PREFERRED SHARES - 0.56%
United States - 0.56%
225,890	Virtus Convertible & Income Fund, 5.625%(a)	4,682,700
49,044	XAI Octagon Floating Rate Alternative Income Trust, 6.500%, 03/31/2026	842,576

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $6,366,044)		5,525,276

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 1.27%
United States - 1.27%
350,000	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	8,722,000
185,000	Entergy Corp., 5Y US TI + 2.67, 12/01/2054(b)	189,670
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026	3,750,000

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $12,634,981)		12,661,670

COMMON STOCKS - 1.43%
Brazil - 0.00%(c)
21,161	OI S.A.(d)	15

United States - 1.43%
650,000	Blue Owl Technology Finance Corp.	8,053,500
203,607	Morgan Stanley Direct Lending Fund	2,842,354
291,476	Oaktree Specialty Lending Corp.	3,293,681
259,482	Pershing Square Tontine Holdings(d)(e)(f)	–

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	1

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Shares/Description		Value
1,702	Unigel HoldCo Depositary Receipt(d)(e)	$–

TOTAL COMMON STOCKS
(Cost $16,044,713)		14,189,550

OPEN-END FUNDS - 3.94%
United States - 3.94%
4,614,153	RiverNorth/Oaktree High Income Fund, Class I(g)	39,250,288

TOTAL OPEN-END FUNDS
(Cost $41,649,092)		39,250,288

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.67%
Australia - 0.02%
$152,000	Atlassian Corp.	5.25%	05/15/2029	152,949

Bermuda - 0.02%
209,000	Triton Container International, Ltd. / TAL International Container Corp.	5.15%	02/15/2033	204,777

Brazil - 0.05%
200,000	CSN Resources SA(h)	5.88%	04/08/2032	122,751
147,330	Guara Norte Sarl(h)	5.20%	06/15/2034	142,928
182,387	Prumo Participacoes e Investimentos S/A(h)	7.50%	12/31/2031	183,979
73,000	Vale Overseas, Ltd.	6.40%	06/28/2054	74,000
				523,658
Canada - 0.36%
200,000	Aris Mining Corp.(i)	8.00%	10/31/2029	207,312
68,000	Bank of Nova Scotia(b)	1D US SOFR + 1.045%	02/02/2034	67,062
170,000	Bausch + Lomb Corp.(i)	8.38%	10/01/2028	175,737
4,000	Bausch Health Cos., Inc.(i)	14.00%	10/15/2030	3,841
207,000	Bell Telephone Co. of Canada or Bell Canada(b)	5Y US TI + 2.363%	09/15/2055	211,950
204,000	CCL Industries, Inc.(i)	3.05%	06/01/2030	190,452
107,000	Cenovus Energy, Inc.	5.40%	03/20/2036	106,505
182,000	Element Fleet Management Corp.(i)	6.32%	12/04/2028	189,842
183,000	Element Fleet Management Corp.(i)	5.04%	03/25/2030	184,843

See Notes to Financial Statements and Financial Highlights.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$86,000	Enbridge, Inc.	5.45%	03/27/2036	$86,774
50,000	Garda World Security Corp.(i)	6.50%	01/15/2031	50,729
175,000	Garda World Security Corp.(i)	8.25%	08/01/2032	173,410
297,000	Royal Bank of Canada(b)	1D US SOFR + 0.98%	11/03/2031	292,102
202,000	TELUS Corp.(b)	5Y US TI + 2.71%	10/15/2055	206,300
105,000	Toronto-Dominion Bank	4.93%	10/15/2035	103,343
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	726,213
185,000	Videotron, Ltd.(i)	5.70%	01/15/2035	186,827
153,000	Waste Connections, Inc.	5.25%	09/01/2035	156,303
258,000	WSP Global, Inc.(i)	5.04%	09/18/2031	255,955
				3,575,500
Cayman Islands - 0.16%
400,000	Avilease Capital, Ltd.(i)	4.75%	11/12/2030	389,656
65,000	Azorra Finance, Ltd.(i)	7.75%	04/15/2030	67,003
90,000	Azorra Finance, Ltd.(i)	7.25%	01/15/2031	90,952
206,729	Bioceanico Sovereign Certificate, Ltd.(h)(j)	0.00%	06/05/2034	168,831
120,000	Global Aircraft Leasing Co., Ltd.(i)	8.75%	09/01/2027	121,895
111,839	Lima Metro Line 2 Finance, Ltd.(i)	5.88%	07/05/2034	114,342
298,237	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	304,911
420,000	Rutas 2 & 7 Finance, Ltd.(h)(j)	0.00%	09/30/2036	321,300
				1,578,890
Chile - 0.24%
150,000	Agrosuper SA(h)	4.60%	01/20/2032	142,330
150,000	Banco Santander Chile(i)	4.55%	11/20/2030	148,219
148,053	Chile Electricity PEC SpA(h)(j)	0.00%	01/25/2028	134,580
900,000	Empresa de Transporte de Pasajeros Metro SA(i)	5.00%	01/25/2047	810,047
267,800	GNL Quintero SA(h)	4.63%	07/31/2029	267,044
200,000	Inversiones CMPC SA(b)(i)	5Y US TI + 2.83%	12/09/2057	195,470
750,000	Transelec SA(h)	3.88%	01/12/2029	730,706
				2,428,396
Colombia - 0.06%
200,000	Banco Davivienda SA(b)(i)	5Y US TI + 4.59%	07/02/2035	202,900
300,000	Ecopetrol SA	5.88%	11/02/2051	211,512
149,020	Fideicomiso PA Pacifico Tres(h)	8.25%	01/15/2035	154,214
				568,626
France - 0.12%
44,641	Altice France SA(i)	6.88%	07/15/2032	42,339
425,000	BPCE SA(b)(i)	1D US SOFR + 1.26673%	01/13/2032	419,294
250,000	Credit Agricole SA(b)(i)	1D US SOFR + 1.36%	09/25/2033	245,011
224,000	Electricite de France SA(i)	4.88%	09/21/2038	207,751

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	3

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$252,000	Societe Generale SA(b)(i)	1D US SOFR + 1.73%	10/03/2036	$246,698
				1,161,093
Great Britain - 0.16%
200,000	Anglo American Capital PLC(i)	5.25%	03/19/2036	195,644
200,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	192,306
245,000	Barclays PLC(b)	1D US SOFR + 1.83%	08/11/2046	240,746
288,000	Lloyds Banking Group PLC(b)	1Y US TI + 1.60%	06/13/2036	292,851
105,000	Macquarie Airfinance Holdings, Ltd.(i)	5.20%	03/27/2028	105,424
104,000	Macquarie Airfinance Holdings, Ltd.(i)	5.15%	03/17/2030	103,518
279,000	Nationwide Building Society(b)(i)	1D US SOFR + 1.65%	07/14/2036	279,914
212,000	NatWest Group PLC(b)	1Y US TI + 1.30%	03/03/2047	206,708
				1,617,111
Hong Kong - 0.01%
90,000	Seaspan Corp.(i)	5.50%	08/01/2029	84,412

India - 0.12%
200,000	Adani Electricity Mumbai, Ltd.(h)	3.95%	02/12/2030	183,062
292,000	Adani International Container Terminal Pvt, Ltd.(h)	3.00%	02/16/2031	266,560
200,000	Adani Ports & Special Economic Zone, Ltd.(h)	4.38%	07/03/2029	191,849
266,000	Adani Transmission Step-One, Ltd.(h)	4.25%	05/21/2036	232,562
139,000	JSW Hydro Energy, Ltd.(h)	4.13%	05/18/2031	127,329
200,000	JSW Infrastructure, Ltd.(h)	4.95%	01/21/2029	194,954
				1,196,316
Indonesia - 0.03%
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(h)	4.13%	05/15/2027	198,684
127,500	Star Energy Geothermal Wayang Windu, Ltd.(h)	6.75%	04/24/2033	128,169
				326,853
Investment Companies - 0.37%
4,000,000	Blue Owl Capital Corp.	2.88%	06/11/2028	3,719,356

Ireland - 0.16%

190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	192,528
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	5Y US TI + 2.72%	03/10/2055	307,211

See Notes to Financial Statements and Financial Highlights.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$220,000	AIB Group PLC(b)(i)	SOFRINDX + 1.91%	03/28/2035	$227,427
168,000	Avolon Holdings Funding, Ltd.(i)	5.75%	03/01/2029	171,838
207,000	Avolon Holdings Funding, Ltd.(i)	5.75%	11/15/2029	212,163
325,000	CRH SMW Finance DAC	5.13%	01/09/2030	330,716
120,000	GGAM Finance, Ltd.(i)	6.88%	04/15/2029	122,969
				1,564,852
Isle Of Man - 0.02%
200,000	Gold Fields Orogen Holdings BVI, Ltd.(h)	6.13%	05/15/2029	203,962

Jamaica - 0.00%(c)
33,726	Digicel Group Holdings, Ltd.(i)(j)	0.00%	12/31/2030	1,638
97,403	Digicel Group Holdings, Ltd.(i)(j)	0.00%	12/31/2030	674
				2,312
Japan - 0.08%
255,000	Mitsubishi UFJ Financial Group, Inc.(b)	1Y US TI + 0.90%	01/14/2037	250,636
510,000	Renesas Electronics Corp.(i)	2.17%	11/25/2026	502,179
				752,815
Luxembourg - 0.12%
210,909	Acu Petroleo Luxembourg Sarl(h)	7.50%	01/13/2032	214,481
108,000	ArcelorMittal SA	6.00%	06/17/2034	113,648
194,174	Chile Electricity Lux Mpc II Sarl(i)	5.67%	10/20/2035	196,226
172,000	Chile Electricity Lux MPC Sarl(h)	6.01%	01/20/2033	177,910
103,000	nVent Finance Sarl	5.65%	05/15/2033	105,747
200,000	Saavi Energia Sarl(i)	8.88%	02/10/2035	210,130
200,000	Simpar Europe SA(h)	5.20%	01/26/2031	169,700
77,400	Unigel Luxembourg SA(i)(k)	13.50% (15.00%)	12/31/2027	4,644
90,450	Unigel Luxembourg SA(i)(k)	11.00% (12.00%)	12/31/2028	2,714
108,704	Unigel Luxembourg SA(h)(k)	13.50% (15.00%)	12/31/2027	6,522
388,946	Unigel Luxembourg SA(h)(k)	11.00% (12.00%)	12/31/2028	11,668
				1,213,390
Malaysia - 0.02%
200,000	MISC Capital Two Labuan, Ltd.(h)	3.75%	04/06/2027	198,258

Mexico - 0.07%
659,912	Alpha Holding SA de CV(i)(l)	9.00%	02/10/2025	4,950
188,546	Alpha Holding SA de CV(h)(l)	9.00%	02/10/2025	1,414
250,000	Cemex SAB de CV(a)(b)(h)	5Y US TI + 4.53%	Perpetual Maturity	249,116
500,000	Credito Real SAB de CV SOFOM ER(h)(l)	9.50%	02/07/2026	2,500
600,000	Mexarrend SAPI de CV(i)(l)	10.25%	07/24/2024	2,250
200,000	Mexarrend SAPI de CV(h)(l)	10.25%	07/24/2024	750

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	5

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Mexico City Airport Trust(h)	3.88%	04/30/2028	$196,274
103,924	Mexico Generadora de Energia S de rl(h)	5.50%	12/06/2032	104,185
700,000	Operadora de Servicios Mega SA de CV Sofom ER(i)(l)	8.25%	02/11/2025	10,500
200,000	Orbia Advance Corp. SAB de CV(h)	5.88%	09/17/2044	142,987
				714,926
Netherlands - 0.18%
200,000	ENEL Finance International NV(i)	4.13%	09/30/2028	198,394
200,000	ENEL Finance International NV(i)	5.13%	06/26/2029	202,889
239,000	ING Groep NV(b)	SOFRINDX + 1.61%	03/23/2037	238,398
65,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings(i)	5.63%	03/10/2037	65,244
214,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.25%	03/01/2056	210,052
129,800	Minejesa Capital BV(h)	4.63%	08/10/2030	128,505
138,806	MV24 Capital BV(h)	6.75%	06/01/2034	138,627
152,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.85%	08/19/2032	149,995
50,000	Petrobras Global Finance BV	5.13%	09/10/2030	49,055
212,000	Suzano Netherlands BV	5.50%	01/15/2036	205,243
459,909	Unigel Netherlands Holding Corp. BV(h)(k)	15.00% (15.00%)	12/31/2044	9,198
197,340	Yinson Bergenia Production BV(i)	8.50%	01/31/2045	208,888
				1,804,488
Peru - 0.10%
300,000	Banco de Credito del Peru S.A.(b)(h)	5Y US TI + 2.45%	09/30/2031	295,307
150,000	Banco Internacional del Peru SAA Interbank(i)	4.80%	07/15/2031	147,840
150,000	Banco Internacional del Peru SAA Interbank(b)(i)	5Y US TI + 2.07%	04/30/2035	152,092
200,000	InRetail Consumer(h)	3.25%	03/22/2028	192,430
133,360	Peru LNG Srl(h)	5.38%	03/22/2030	129,544
90,000	Volcan Cia Minera SAA(i)	8.50%	10/28/2032	91,409
				1,008,622
Singapore - 0.07%
200,000	BPRL International Singapore Pte, Ltd.	4.38%	01/18/2027	199,556
300,000	Oversea-Chinese Banking Corp., Ltd.(b)	5Y US TI + 1.575%	06/15/2032	300,375
200,000	United Overseas Bank, Ltd.(b)(h)	5Y US TI + 1.45%	10/07/2032	198,166
				698,097

See Notes to Financial Statements and Financial Highlights.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income	Fund Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
South Korea - 0.07%
$696,000	SK hynix, Inc.(i)	4.25%	09/11/2028	$692,298

Spain - 0.02%
250,000	AI Candelaria -spain- SA(h)	5.75%	06/15/2033	220,644

Switzerland - 0.03%
251,000	UBS Group AG(b)(i)	1D US SOFR + 1.34%	03/23/2037	242,828

Vietnam - 0.01%
144,845	Mong Duong Finance Holdings BV(h)	5.13%	05/07/2029	142,612

TOTAL FOREIGN CORPORATE BONDS
(Cost $29,683,584)				26,598,041

U.S. CORPORATE BONDS - 12.22%
Advertising - 0.01%
80,000	Lamar Media Corp.(i)	5.38%	11/01/2033	78,369
40,000	Neptune Bidco US, Inc.(i)	10.38%	05/15/2031	40,396
				118,765
Aerospace/Defense - 0.12%
70,000	AAR Escrow Issuer LLC(i)	6.75%	03/15/2029	71,295
70,000	Goat Holdco LLC(i)	6.75%	02/01/2032	70,489
166,000	Honeywell Aerospace, Inc.(i)	4.95%	03/16/2036	164,770
191,000	Lockheed Martin Corp.	5.00%	08/15/2035	192,831
116,000	Northrop Grumman Corp.	4.03%	10/15/2047	91,395
193,000	Northrop Grumman Corp.	5.20%	06/01/2054	177,993
81,000	Spirit AeroSystems, Inc.	4.60%	06/15/2028	81,080
183,000	Textron, Inc.	5.50%	05/15/2035	186,255
115,000	TransDigm, Inc.(i)	6.38%	05/31/2033	114,478
10,000	TransDigm, Inc.(i)	6.25%	01/31/2034	10,118
15,000	TransDigm, Inc.(i)	6.75%	01/31/2034	15,208
				1,175,912
Agriculture - 0.07%
185,000	BAT Capital Corp.	5.63%	08/15/2035	190,333
168,000	BAT Capital Corp.	4.54%	08/15/2047	136,522
204,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	197,727
166,000	Philip Morris International, Inc.	5.25%	02/13/2034	169,111
				693,693
Airlines - 0.07%
104,000	Delta Air Lines, Inc.	5.25%	07/10/2030	104,729
20,000	JetBlue Airways Corp. / JetBlue Loyalty LP(i)	9.88%	09/20/2031	18,928

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	7

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$82,000	United Airlines Holdings, Inc.	4.88%	03/01/2029	$80,408
197,000	United Airlines Holdings, Inc.(i)	4.63%	04/15/2029	193,410
285,000	United Airlines Holdings, Inc.	5.38%	03/01/2031	279,462
				676,937
Auto Manufacturers - 0.09%
283,000	Daimler Truck Finance North America LLC(i)	4.50%	04/12/2031	277,896
203,000	General Motors Financial Co., Inc.	4.60%	01/08/2031	200,156
377,000	Hyundai Capital America(i)	5.30%	01/08/2029	382,246
60,000	Nissan Motor Acceptance Co. LLC(i)	6.13%	09/30/2030	57,714
				918,012
Auto Parts & Equipment - 0.04%
50,000	American Axle & Manufacturing, Inc.(i)	6.38%	10/15/2032	49,527
35,000	American Axle & Manufacturing, Inc.(i)	7.75%	10/15/2033	34,094
120,000	Clarios Global LP / Clarios US Finance Co.(i)	6.75%	02/15/2030	122,785
135,000	Clarios Global LP / Clarios US Finance Co.(i)	6.75%	09/15/2032	136,165
35,000	Dornoch Debt Merger Sub, Inc.(i)	6.63%	10/15/2029	31,281
50,000	Qnity Electronics, Inc.(i)	6.25%	08/15/2033	50,619
				424,471
Banks - 0.50%
154,000	Bank of America Corp.(b)	1D US SOFR + 1.21%	10/20/2032	137,068
148,000	Bank of America Corp.(b)	1D US SOFR + 1.65%	01/23/2035	151,126
162,000	Bank of America Corp.(b)	1D US SOFR + 1.70%	02/12/2036	164,856
97,000	Bank of America Corp.(a)(b)	5Y US TI + 2.68%	Perpetual Maturity	99,513
166,000	Bank of New York Mellon Corp.(b)	1D US SOFR + 1.23%	07/22/2032	169,262
163,000	Bank of New York Mellon Corp.(a)(b)	5Y US TI + 2.034%	Perpetual Maturity	159,743
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b)(h)	5Y US TI + 4.21%	01/08/2039	210,758
77,000	Citigroup, Inc.(b)	1D US SOFR + 1.28%	02/24/2028	76,082
160,000	Citigroup, Inc.(b)	1D US SOFR + 1.46%	05/07/2031	161,092
113,000	Citigroup, Inc.(b)	1D US SOFR + 1.17%	09/11/2031	111,742

See Notes to Financial Statements and Financial Highlights.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$92,000	Citigroup, Inc.(b)	1D US SOFR + 2.66%	05/25/2034	$95,278
97,000	Citigroup, Inc.(a)(b)	5Y US TI + 2.89%	Perpetual Maturity	97,748
201,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.06%	10/21/2031	197,126
30,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 0.96%	01/21/2032	29,552
179,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.55%	07/23/2035	179,667
89,000	Goldman Sachs Group, Inc.(a)(b)	5Y US TI + 2.46%	Perpetual Maturity	90,774
127,000	Huntington Bancshares, Inc.(b)	5Y US TI + 1.17%	08/15/2036	109,090
161,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.01%	01/24/2031	163,982
181,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.44%	04/22/2031	184,320
98,000	JPMorgan Chase & Co.(b)	1D US SOFR + 0.93%	10/22/2031	96,495
370,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.46%	07/22/2035	374,707
122,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.64%	07/23/2036	123,595
99,000	Morgan Stanley(b)	1D US SOFR + 0.80%	01/09/2030	98,022
97,000	Morgan Stanley(b)	1D US SOFR + 1.074%	10/22/2031	95,081
114,000	Morgan Stanley(b)	1D US SOFR + 1.184%	01/30/2037	111,731
94,000	Morgan Stanley(b)	5Y US TI + 2.43%	01/19/2038	96,342
181,000	Morgan Stanley(b)	5Y US TI + 1.80%	02/07/2039	185,107
68,000	PNC Financial Services Group, Inc.(b)	1D US SOFR + 1.42%	07/21/2036	68,327
89,000	PNC Financial Services Group, Inc.(b)	5Y US TI + 1.17%	01/25/2041	87,228
81,000	Truist Financial Corp.(b)	1D US SOFR + 2.45%	10/30/2029	86,121
182,000	Truist Financial Corp.(b)	1D US SOFR + 1.57%	08/05/2032	184,460
398,000	Wells Fargo & Co.(b)	1D US SOFR + 1.50%	04/23/2031	404,874
283,000	Wells Fargo & Co.(b)	1D US SOFR + 2.06%	10/23/2034	306,511
81,000	Wells Fargo & Co.(b)	1D US SOFR + 1.34%	09/15/2036	78,839
				4,986,219

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	9

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Biotechnology - 0.05%
$271,000	Amgen, Inc.	5.75%	03/02/2063	$260,870
158,000	Illumina, Inc.	4.75%	12/12/2030	157,323
125,000	Royalty Pharma PLC	5.95%	09/25/2055	121,694
				539,887
Building Materials - 0.08%
150,000	Builders FirstSource, Inc.(i)	6.38%	03/01/2034	148,270
65,000	Builders FirstSource, Inc.(i)	6.75%	05/15/2035	65,019
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(i)	6.63%	12/15/2030	122,197
130,000	Griffon Corp.	5.75%	03/01/2028	129,824
120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(i)	6.75%	04/01/2032	115,005
95,000	Owens Corning	5.70%	06/15/2034	98,242
60,000	Quikrete Holdings, Inc.(i)	6.75%	03/01/2033	60,985
60,000	Standard Building Solutions, Inc.(i)	6.50%	08/15/2032	60,084
40,000	Standard Building Solutions, Inc.(i)	5.88%	03/15/2034	38,610
				838,236
Chemicals - 0.02%
25,000	Celanese US Holdings LLC	6.50%	04/15/2030	25,529
25,000	Celanese US Holdings LLC	6.75%	04/15/2033	25,665
25,000	Olin Corp.(i)	6.63%	04/01/2033	24,487
15,000	Solstice Advanced Materials, Inc.(i)	5.63%	09/30/2033	14,806
75,000	WR Grace Holdings LLC(i)	5.63%	08/15/2029	69,051
				159,538
Commercial Services - 0.17%
60,000	Allied Universal Holdco LLC(i)	7.88%	02/15/2031	61,913
216,000	Ashtead Capital, Inc.(i)	5.55%	05/30/2033	218,214
209,000	Block Financial LLC	5.38%	09/15/2032	202,934
85,000	Dcli Bidco LLC(i)	7.75%	11/15/2029	86,024
95,000	Global Payments, Inc.	5.55%	11/15/2035	91,591
90,000	Graham Holdings Co.(i)	5.63%	12/01/2033	88,391
65,000	Herc Holdings, Inc.(i)	7.00%	06/15/2030	66,695
20,000	Herc Holdings, Inc.(i)	5.75%	03/15/2031	19,715
20,000	Herc Holdings, Inc.(i)	6.00%	03/15/2034	19,356
200,000	Rentokil Terminix Funding LLC(i)	5.00%	04/28/2030	200,874
205,000	Rollins, Inc.	5.25%	02/24/2035	204,962
40,000	United Rentals North America, Inc.(i)	5.38%	11/15/2033	38,937
182,000	Verisk Analytics, Inc.	5.25%	06/05/2034	181,372
60,000	Veritiv Operating Co.(i)	10.50%	11/30/2030	62,430
50,000	VT Topco, Inc.(i)	8.50%	08/15/2030	50,879
110,000	Wand NewCo 3, Inc.(i)	7.63%	01/30/2032	112,534
				1,706,821

See Notes to Financial Statements and Financial Highlights.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Computers - 0.03%
$86,000	Dell, Inc.	6.50%	04/15/2038	$91,448
362,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	252,375
				343,823
Distribution/Wholesale - 0.01%
115,000	Dealer Tire LLC / DT Issuer LLC(i)	8.00%	02/01/2028	112,514

Diversified Financial Services - 0.12%
256,000	Aircastle, Ltd. / Aircastle Ireland DAC(i)	5.25%	03/15/2030	258,305
248,000	American Express Co.(b)	5Y US TI + 1.15%	02/08/2041	246,349
138,000	Aviation Capital Group LLC(i)	5.38%	07/15/2029	140,259
109,000	Charles Schwab Corp.(b)	1D US SOFR + 1.23%	11/14/2036	105,989
30,000	Freedom Mortgage Holdings LLC(i)	8.38%	04/01/2032	29,542
115,000	Gabx Leasing LLC(i)	4.63%	04/15/2031	113,402
60,000	OneMain Finance Corp.	7.50%	05/15/2031	60,358
85,000	OneMain Finance Corp.	6.50%	03/15/2033	81,331
70,000	PennyMac Financial Services, Inc.(i)	7.88%	12/15/2029	71,650
45,000	PennyMac Financial Services, Inc.(i)	6.88%	05/15/2032	43,471
60,000	Rocket Cos., Inc.(i)	6.38%	08/01/2033	60,720
				1,211,376
Electric - 0.48%
109,000	AEP Texas, Inc.	5.45%	05/15/2029	111,808
72,000	AEP Texas, Inc.	5.20%	04/15/2036	70,837
105,000	Alliant Energy Corp.(b)	5Y US TI + 2.08%	04/01/2056	102,121
401,000	Arizona Public Service Co.	5.90%	08/15/2055	394,836
175,000	Black Hills Corp.	6.00%	01/15/2035	181,752
101,000	CMS Energy Corp.(b)	5Y US TI + 1.96%	06/01/2055	102,870
186,000	Commonwealth Edison Co.	5.95%	06/01/2055	188,658
161,000	Constellation Energy Generation LLC	4.40%	01/15/2031	158,967
241,000	Duke Energy Corp.	3.95%	08/15/2047	178,958
69,000	Duke Energy Corp.	5.00%	08/15/2052	59,097
146,000	Duke Energy Corp.	5.80%	06/15/2054	139,893
196,000	Evergy Kansas Central, Inc.	5.70%	03/15/2053	192,992
1,000,000	Exelon Corp.	4.05%	04/15/2030	979,669
84,000	Kentucky Utilities Co.	5.85%	08/15/2055	83,585
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	661,295
93,000	NextEra Energy Capital Holdings, Inc.	5.90%	03/15/2055	91,358
75,000	NRG Energy, Inc.(i)	6.00%	02/01/2033	75,067
68,000	PSEG Power LLC(i)	5.20%	05/15/2030	69,083
129,000	Southern Co.(b)	5Y US TI + 2.07%	03/15/2055	132,733
50,000	Talen Energy Supply LLC(i)	6.25%	02/01/2034	49,478

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	11

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$368,000	Trans-Allegheny Interstate Line Co.(i)	5.00%	01/15/2031	$373,997
72,000	Virginia Electric and Power Co.	5.55%	08/15/2054	68,253
96,000	Virginia Electric and Power Co.	5.60%	09/15/2055	91,425
105,000	Vistra Operations Co. LLC(i)	4.38%	05/01/2029	102,567
137,000	WEC Energy Group, Inc.(b)	5Y US TI + 1.91%	05/15/2056	134,398
				4,795,697
Electrical Components & Equipment - 0.05%
200,000	Eaton Corp.	4.80%	03/06/2036	197,536
65,000	Energizer Holdings, Inc.(i)	6.00%	09/15/2033	60,956
209,000	Molex Electronic Technologies LLC(i)	5.25%	04/30/2032	212,083
20,000	WESCO Distribution, Inc.(i)	6.38%	03/15/2033	20,392
30,000	WESCO Distribution, Inc.(i)	5.50%	04/15/2034	29,620
				520,587
Electronics - 0.06%
138,000	Amphenol Corp.	5.30%	11/15/2055	129,698
185,000	Arrow Electronics, Inc.	5.15%	08/21/2029	187,079
105,000	Flex, Ltd.	5.38%	11/13/2035	103,228
118,000	Hubbell, Inc.	4.80%	11/15/2035	114,971
88,000	Jabil, Inc.	4.75%	02/01/2033	85,725
				620,701
Engineering & Construction - 0.05%
340,000	Jacobs Solutions, Inc.	5.38%	03/03/2036	331,808
190,000	MasTec, Inc.	5.90%	06/15/2029	196,380
				528,188
Entertainment - 0.04%
55,000	Caesars Entertainment, Inc.(i)	6.00%	10/15/2032	50,668
50,000	Discovery Global Holdings, Inc.	4.05%	03/15/2029	48,406
20,000	Discovery Global Holdings, Inc.	4.28%	03/15/2032	17,725
35,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	23,146
60,000	Light & Wonder International, Inc.(i)	6.25%	10/01/2033	58,828
30,000	Rivers Enterprise Borrower LLC(i)	6.25%	10/15/2030	29,942
120,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(i)	6.63%	02/01/2033	119,214
60,000	Voyager Parent LLC(i)	9.25%	07/01/2032	62,330
				410,259
Environmental Control - 0.03%
80,000	GFL Environmental Holdings US, Inc.(i)	5.50%	02/01/2034	78,564
70,000	Veralto Corp.	5.35%	09/18/2028	71,552
101,000	Veralto Corp.	5.45%	09/18/2033	103,190
				253,306

See Notes to Financial Statements and Financial Highlights.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Food - 0.04%
$200,000	Mars, Inc.(i)	5.70%	05/01/2055	$195,150
50,000	Performance Food Group, Inc.(i)	5.63%	03/01/2034	48,280
100,000	Post Holdings, Inc.(i)	6.38%	03/01/2033	98,605
10,000	Post Holdings, Inc.(i)	6.25%	10/15/2034	9,801
60,000	US Foods, Inc.(i)	5.75%	04/15/2033	59,792
				411,628
Gas - 0.05%
84,000	National Fuel Gas Co.	5.95%	03/15/2035	86,951
186,000	NiSource, Inc.	5.35%	04/01/2034	189,328
93,000	NiSource, Inc.(b)	5Y US TI + 2.45%	11/30/2054	95,698
161,000	NiSource, Inc.	5.85%	04/01/2055	156,621
				528,598
Healthcare-Products - 0.08%
200,000	180 Medical, Inc.(i)	5.30%	10/08/2035	196,561
86,000	Augusta SpinCo Corp.	5.25%	03/23/2036	86,054
188,000	GE HealthCare Technologies, Inc.	4.80%	01/15/2031	189,222
206,000	Medline Borrower LP(i)	5.25%	10/01/2029	204,310
76,000	VSP Optical Group, Inc.(i)	5.45%	12/01/2035	74,529
				750,676
Healthcare-Services - 0.09%
70,000	CHS/Community Health Systems, Inc.(i)	6.00%	01/15/2029	69,272
57,000	Elevance Health, Inc.	4.55%	05/15/2052	45,955
407,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	396,449
60,000	LifePoint Health, Inc.(i)	10.00%	06/01/2032	61,349
185,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	183,800
90,000	Radiology Partners, Inc.(i)	8.50%	07/15/2032	91,361
25,000	Select Medical Corp.(i)	6.25%	12/01/2032	23,851
10,000	Tenet Healthcare Corp.(i)	5.50%	11/15/2032	9,915
10,000	Tenet Healthcare Corp.(i)	6.00%	11/15/2033	10,126
				892,078
Home Builders - 0.01%
60,000	Taylor Morrison Communities, Inc.(i)	5.75%	11/15/2032	60,124

Home Furnishings - 0.01%
60,000	Whirlpool Corp.	6.50%	06/15/2033	56,918

Housewares - 0.00%(c)
35,000	Newell Brands, Inc.	6.38%	05/15/2030	33,625

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	13

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Insurance - 0.18%
$100,000	Acrisure LLC / Acrisure Finance, Inc.(i)	6.75%	07/01/2032	$96,459
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(i)	6.50%	10/01/2031	73,740
118,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	119,332
164,000	Athene Global Funding(i)	5.35%	07/09/2027	164,965
104,000	Athene Global Funding(i)	4.72%	10/08/2029	102,377
107,000	Athene Global Funding(i)	5.03%	07/17/2030	105,938
85,000	Brown & Brown, Inc.	6.25%	06/23/2055	84,840
161,000	Guardian Life Global Funding(i)	4.80%	04/28/2030	162,026
98,000	Marsh & McLennan Cos., Inc.	4.95%	03/15/2036	97,126
161,000	MetLife, Inc.(b)	5Y US TI + 2.08%	03/15/2055	163,450
84,000	New York Life Insurance Co.(i)	6.75%	11/15/2039	93,907
100,000	Panther Escrow Issuer LLC(i)	7.13%	06/01/2031	100,386
207,000	Progressive Corp.	5.15%	03/26/2036	207,382
116,000	Travelers Cos., Inc.	4.60%	08/01/2043	102,548
118,000	Willis North America, Inc.	4.55%	03/15/2031	116,363
				1,790,839
Internet - 0.11%
194,000	Airbnb, Inc.	5.25%	03/16/2036	194,273
100,000	AppLovin Corp.	5.38%	12/01/2031	101,017
196,000	Expedia Group, Inc.	3.80%	02/15/2028	193,416
55,000	Getty Images, Inc.(i)	10.50%	11/15/2030	49,378
188,000	Uber Technologies, Inc.	4.80%	09/15/2034	184,156
243,000	VeriSign, Inc.	5.25%	06/01/2032	244,855
45,000	Wayfair LLC(i)	7.25%	10/31/2029	45,965
40,000	Wayfair LLC(i)	6.75%	11/15/2032	40,336
				1,053,396
Investment Companies - 7.41%
6,000,000	Barings Private Credit Corp.(i)	6.15%	06/11/2030	5,812,869
10,000,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	9,821,331
4,889,000	Blue Owl Capital Corp.	3.13%	04/13/2027	4,747,592
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,977,988
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,050,082
9,434,000	Blue Owl Technology Finance Corp.	6.10%	03/15/2028	9,328,883
4,800,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	4,725,586
3,000,000	Carlyle Secured Lending, Inc.	6.75%	02/18/2030	2,975,255
7,000,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	7,043,093
1,000,000	FS KKR Capital Corp.	3.25%	07/15/2027	960,988
5,000,000	FS KKR Capital Corp.	6.88%	08/15/2029	4,916,666
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,291,884
7,000,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	7,050,163
1,000,000	Oaktree Strategic Credit Fund	8.40%	11/14/2028	1,047,136

See Notes to Financial Statements and Financial Highlights.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,100,000	PennantPark Investment Corp.	4.00%	11/01/2026	$3,043,953
				73,793,469
Leisure Time - 0.10%
80,000	Acushnet Co.(i)	5.63%	12/01/2033	79,581
70,000	Carnival Corp.(i)	5.13%	05/01/2029	69,524
80,000	Carnival Corp.(i)	5.75%	08/01/2032	80,074
69,000	Carnival Corp.(i)	6.13%	02/15/2033	69,727
135,000	Life Time, Inc.(i)	6.00%	11/15/2031	136,142
60,000	Lindblad Expeditions LLC(i)	7.00%	09/15/2030	61,296
30,000	NCL Corp., Ltd.(i)	5.88%	01/15/2031	29,165
103,000	Royal Caribbean Cruises, Ltd.(i)	5.38%	07/15/2027	103,400
89,000	Royal Caribbean Cruises, Ltd.	5.38%	01/15/2036	87,474
29,000	Sabre GLBL, Inc.(i)	10.75%	11/15/2029	24,795
40,000	Sabre GLBL, Inc.(i)	10.75%	03/15/2030	33,832
175,000	Viking Cruises, Ltd.(i)	5.88%	10/15/2033	172,905
				947,915
Lodging - 0.05%
55,000	Full House Resorts, Inc.(i)	8.25%	02/15/2028	50,188
50,000	Hilton Domestic Operating Co., Inc.(i)	5.75%	09/15/2033	49,814
196,000	Marriott International, Inc.	4.50%	10/15/2031	193,794
185,000	Marriott International, Inc.	5.30%	05/15/2034	186,797
				480,593
Machinery-Constr&Mining - 0.06%
68,000	GE Vernova, Inc.	5.50%	02/04/2056	65,463
427,000	Vertiv Group Corp.(i)	4.13%	11/15/2028	420,792
78,000	Vertiv Holdings Co.	5.80%	03/15/2056	75,035
				561,290
Machinery-Diversified - 0.04%
110,000	CNH Industrial Capital LLC	4.38%	03/07/2031	107,551
60,000	Columbus McKinnon Corp.(i)	7.13%	02/01/2033	60,029
181,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	183,039
				350,619
Media - 0.09%
20,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	5.13%	05/01/2027	19,991
95,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.75%	03/01/2030	90,203
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.75%	02/01/2032	72,397
40,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	4.25%	01/15/2034	34,257
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	7.38%	02/01/2036	14,951

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	Directv Financing LLC(i)	8.88%	02/01/2030	$69,932
56,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(i)	5.88%	08/15/2027	55,975
80,000	DISH DBS Corp.(i)	5.75%	12/01/2028	77,424
60,000	DISH DBS Corp.	5.13%	06/01/2029	53,685
50,000	EchoStar Corp.	10.75%	11/30/2029	54,043
55,000	Gray Media, Inc.(i)	9.63%	07/15/2032	55,048
55,000	Gray Media, Inc.(i)	7.25%	08/15/2033	55,464
70,000	McGraw-Hill Education, Inc.(i)	5.75%	08/01/2028	69,266
30,000	McGraw-Hill Education, Inc.(i)	7.38%	09/01/2031	30,645
75,000	Nexstar Media, Inc.(i)	6.50%	09/15/2033	75,617
15,000	Nexstar Media, Inc.(i)	7.25%	04/15/2034	15,060
85,000	Univision Communications, Inc.(i)	7.38%	06/30/2030	83,351
				927,309
Metal Fabricate/Hardware - 0.00%(c)
25,000	Advanced Drainage Systems, Inc.(i)	5.38%	03/01/2034	24,390

Mining - 0.03%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	49,668
210,000	Glencore Funding LLC(i)	5.20%	07/01/2033	210,346
50,000	Novelis Corp.(i)	6.88%	01/30/2030	50,473
				310,487
Oil & Gas - 0.11%
99,000	APA Corp.	6.10%	02/15/2035	101,710
45,000	Chord Energy Corp.(i)	6.00%	10/01/2030	45,624
75,000	Chord Energy Corp.(i)	6.75%	03/15/2033	77,480
60,000	CNX Resources Corp.(i)	5.88%	03/01/2034	58,475
20,000	Crescent Energy Finance LLC(i)	7.88%	04/15/2032	20,448
103,000	Expand Energy Corp.	4.75%	02/01/2032	100,401
125,000	Gulfport Energy Operating Corp.(i)	6.75%	09/01/2029	127,996
50,000	Hilcorp Energy I LP / Hilcorp Finance Co.(i)	7.25%	02/15/2035	49,886
60,000	Matador Resources Co.(i)	6.50%	04/15/2032	60,697
35,000	Matador Resources Co.(i)	6.00%	04/15/2034	34,800
50,000	Nabors Industries, Inc.(i)	9.13%	01/31/2030	52,528
40,000	Nabors Industries, Inc.(i)	7.63%	11/15/2032	40,972
101,000	Permian Resources Operating LLC(i)	6.25%	02/01/2033	102,952
55,000	SM Energy Co.(i)	7.00%	08/01/2032	56,202
68,000	Vine Engergy Holdings LLC(i)	6.75%	04/15/2029	68,049
73,000	Viper Energy Partners LLC	4.90%	08/01/2030	73,088
				1,071,308
Oil & Gas Services - 0.07%
120,000	Archrock Partners LP / Archrock Partners Finance Corp.(i)	6.63%	09/01/2032	122,427

See Notes to Financial Statements and Financial Highlights.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$163,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.	5.00%	06/15/2036	$160,097
120,000	Kodiak Gas Services LLC(i)	7.25%	02/15/2029	124,393
35,000	Kodiak Gas Services LLC(i)	6.50%	10/01/2033	35,402
35,000	Kodiak Gas Services LLC(i)	6.75%	10/01/2035	35,583
110,000	WBI Operating LLC(i)	6.50%	10/15/2033	109,236
120,000	Weatherford International, Ltd.(i)	6.75%	10/15/2033	122,690
				709,828
Packaging & Containers - 0.02%
130,000	Clydesdale Acquisition Holdings, Inc.(i)	6.75%	04/15/2032	123,153
52,000	Sonoco Products Co.	4.60%	09/01/2029	51,870
52,000	Sonoco Products Co.	5.00%	09/01/2034	50,893
				225,916
Pharmaceuticals - 0.15%
197,000	AbbVie, Inc.	4.70%	05/14/2045	175,839
109,000	AbbVie, Inc.	5.50%	03/15/2064	104,022
35,000	Bausch Health Cos., Inc.(i)	5.25%	01/30/2030	22,651
185,000	Cardinal Health, Inc.	4.60%	03/15/2043	160,144
27,000	Cardinal Health, Inc.	4.50%	11/15/2044	22,671
240,000	Merck & Co., Inc.	5.70%	09/15/2055	238,510
217,000	Novartis Capital Corp.	5.70%	03/18/2056	218,704
243,000	Takeda US Financing, Inc.	5.90%	07/07/2055	242,251
230,000	Teva Pharmaceutical Finance Co. LLC	6.15%	02/01/2036	237,253
76,000	Zoetis, Inc.	4.70%	02/01/2043	67,834
				1,489,879
Pipelines - 0.49%
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(i)	5.75%	07/01/2034	73,958
60,000	Buckeye Partners LP(i)	6.88%	07/01/2029	61,787
188,000	Cheniere Energy, Inc.	4.63%	10/15/2028	187,563
193,000	Cheniere Energy, Inc.	5.65%	04/15/2034	198,759
19,000	Cheniere Energy, Inc.(i)	6.00%	07/30/2056	18,946
121,000	Colonial Enterprises, Inc.(i)	5.63%	11/15/2035	120,978
201,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	189,451
1,000,000	Energy Transfer LP	3.90%	07/15/2026	998,963
204,000	Energy Transfer LP(a)(b)	5Y US TI + 5.306%	Perpetual Maturity	208,174
187,000	Enterprise Products Operating LLC 5.55%	02/16/2055	180,015
80,000	Florida Gas Transmission Co. LLC(i) 5.75%	07/15/2035	82,119
115,000	Harvest Midstream I LP(i)	7.50%	05/15/2032	117,450
84,000	Kinder Morgan Energy Partners LP 6.95%	01/15/2038	93,832
1,000,000	MPLX LP	5.40%	09/15/2035	995,964
109,000	MPLX LP	5.30%	04/01/2036	107,482

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$30,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(i)	8.13%	02/15/2029	$30,924
233,000	NGPL PipeCo LLC(i)	3.25%	07/15/2031	214,338
105,000	ONEOK, Inc.	4.55%	07/15/2028	105,147
104,000	Southern Natural Gas Co. LLC(i)	5.45%	08/01/2035	105,945
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(i)	7.38%	02/15/2029	61,760
35,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(i)	6.75%	03/15/2034	35,199
106,000	Targa Resources Corp.	4.35%	01/15/2029	105,580
30,000	Venture Global LNG, Inc.(i)	8.13%	06/01/2028	30,696
60,000	Venture Global LNG, Inc.(i)	8.38%	06/01/2031	62,430
25,000	Venture Global LNG, Inc.(i)	9.88%	02/01/2032	26,862
30,000	Venture Global Plaquemines LNG LLC(i)	6.13%	12/15/2030	30,869
20,000	Venture Global Plaquemines LNG LLC(i)	7.50%	05/01/2033	21,996
65,000	Venture Global Plaquemines LNG LLC(i)	6.50%	01/15/2034	67,800
112,000	Western Midstream Operating LP	5.50%	12/15/2035	110,206
198,000	Williams Cos., Inc.	5.95%	03/15/2056	195,013
				4,840,206
Real Estate - 0.01%
55,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(i)	7.00%	04/15/2030	55,121
50,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(i)	5.25%	04/15/2030	47,281
25,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(i)	9.75%	04/15/2030	26,560
				128,962
REITS - 0.23%
99,000	American Tower Corp.	5.55%	07/15/2033	101,782
73,000	American Tower Corp.	3.70%	10/15/2049	52,521
200,000	Crown Castle, Inc.	5.10%	05/01/2033	197,278
98,000	Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	97,129
204,000	Essential Properties LP	5.40%	12/01/2035	200,922
185,000	Extra Space Storage LP	5.40%	02/01/2034	186,595
242,000	First Industrial LP	5.25%	01/15/2031	244,652
162,000	GLP Capital LP / GLP Financing II, Inc.	5.63%	03/01/2036	157,711
112,000	Omega Healthcare Investors, Inc.	3.38%	02/01/2031	103,618
120,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	105,674
100,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(i)	7.00%	02/01/2030	101,290

See Notes to Financial Statements and Financial Highlights.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$143,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	$146,976
100,000	RHP Hotel Properties LP / RHP Finance Corp.(i)	6.50%	06/15/2033	101,899
35,000	RHP Hotel Properties LP / RHP Finance Corp.(i)	5.75%	03/15/2034	34,567
116,000	Sabra Health Care LP	3.20%	12/01/2031	104,792
105,000	Starwood Property Trust, Inc.(i)	5.25%	10/15/2028	103,871
35,000	Store Capital LLC(i)	4.95%	02/11/2031	34,712
193,000	VICI Properties LP / VICI Note Co., Inc.(i)	4.63%	12/01/2029	189,803
				2,265,792
Retail - 0.10%
182,000	AutoZone, Inc.	5.13%	06/15/2030	185,202
65,000	Cougar JV Subsidiary LLC(i)	8.00%	05/15/2032	67,257
35,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(i)	6.75%	01/15/2030	32,719
118,000	Lowe's Cos., Inc.	5.63%	04/15/2053	111,652
212,000	McDonald's Corp.	4.45%	03/01/2047	176,962
30,000	Michaels Cos., Inc.(i)	8.50%	03/15/2033	29,236
103,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	101,907
45,000	QXO Building Products, Inc.(i)	6.75%	04/30/2032	45,939
65,000	Staples, Inc.(i)	10.75%	09/01/2029	60,163
165,000	Victra Holdings LLC / Victra Finance Corp.(i)	8.75%	09/15/2029	171,381
				982,418
Semiconductors - 0.05%
362,000	Marvell Technology, Inc.	5.95%	09/15/2033	383,253
118,000	Qorvo, Inc.(i)	3.38%	04/01/2031	106,806
				490,059
Software - 0.09%
85,000	AthenaHealth Group, Inc.(i)	6.50%	02/15/2030	79,874
35,000	Cloud Software Group, Inc.(i)	9.00%	09/30/2029	33,797
40,000	Cloud Software Group, Inc.(i)	6.63%	08/15/2033	35,599
35,000	CoreWeave, Inc.(i)	9.25%	06/01/2030	34,042
60,000	Ellucian Holdings, Inc.(i)	6.50%	12/01/2029	58,756
35,000	OAK-Eagle Acquireco, Inc.(i)	7.25%	07/01/2033	36,286
20,000	OAK-Eagle Acquireco, Inc.(i)	8.75%	07/01/2034	20,951
369,000	Paychex, Inc.	5.35%	04/15/2032	371,027
57,000	Roper Technologies, Inc.	4.25%	09/15/2028	56,651
80,000	UKG, Inc.(i)	6.88%	02/01/2031	78,254
110,000	Workday, Inc.	3.80%	04/01/2032	102,154
				907,391
Telecommunications - 0.20%
500,000	AT&T, Inc.	4.30%	02/15/2030	496,919

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$558,000	AT&T, Inc.	3.50%	09/15/2053	$366,174
50,000	Cipher Compute LLC(i)	7.13%	11/15/2030	51,864
65,000	Flash Compute LLC(i)	7.25%	12/31/2030	65,523
115,000	Level 3 Financing, Inc.(i)	6.88%	06/30/2033	117,198
164,000	Motorola Solutions, Inc.	5.20%	08/15/2032	166,404
209,000	T-Mobile USA, Inc.	3.40%	10/15/2052	137,019
121,000	T-Mobile USA, Inc.	5.25%	06/15/2055	107,710
125,000	T-Mobile USA, Inc.	5.88%	11/15/2055	121,978
45,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(i)	8.63%	06/15/2032	45,864
40,000	Uniti Services LLC(i)	7.50%	10/15/2033	41,615
241,000	Verizon Communications, Inc.	5.75%	11/30/2045	234,873
35,000	Windstream Services LLC / Windstream Escrow Finance Corp.(i)	8.25%	10/01/2031	36,604
				1,989,745
Toys/Games/Hobbies - 0.01%
83,000	Mattel, Inc.	5.00%	11/17/2030	82,519

Transportation - 0.21%
1,133,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	1,043,437
250,000	CSX Corp.	3.80%	11/01/2046	192,227
33,000	Fedex Freight Holding Co., Inc.(i)	4.95%	03/15/2033	32,197
105,000	Genesee & Wyoming, Inc.(i)	6.25%	04/15/2032	106,386
500,000	Union Pacific Corp.	3.70%	03/01/2029	493,508
60,000	Watco Cos. LLC / Watco Finance Corp.(i)	7.13%	08/01/2032	61,680
135,000	XPO, Inc.(i)	7.13%	06/01/2031	139,147
				2,068,582
Trucking & Leasing - 0.03%
93,000	GATX Corp.	5.20%	03/15/2044	85,708
201,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(i)	5.25%	02/01/2030	204,100
				289,808
Water - 0.01%
87,000	Essential Utilities, Inc.	5.13%	03/15/2036	85,820

TOTAL U.S. CORPORATE BONDS
(Cost $122,530,898)				121,637,129

See Notes to Financial Statements and Financial Highlights.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.11%
Brazil - 0.02%
$200,000	Brazilian Government International Bond	4.75%	01/14/2050	$144,880
Chile - 0.02%
200,000	Chile Government International Bond	2.45%	01/31/2031	182,849
Colombia - 0.01%
200,000	Colombia Government International Bond	4.13%	05/15/2051	122,000
Dominican Republic - 0.01%
100,000	Dominican Republic International Bond(h)	5.95%	01/25/2027	100,765
Mexico - 0.02%
200,000	Mexico Government International Bond	6.34%	05/04/2053	186,500
Morocco - 0.01%
200,000	Morocco Government International Bond(h)	4.00%	12/15/2050	137,690
Peru - 0.02%
150,000	Fondo MIVIVIENDA SA(i)	5.40%	03/31/2031	150,187
100,000	Peruvian Government International Bond	2.84%	06/20/2030	93,135

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,222,893)				1,118,006

BUSINESS DEVELOPMENT COMPANIES - 0.87%
United States - 0.87%
8,900,000	Oaktree Specialty Lending Corp.	6.34%	02/27/2030	8,679,081

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $8,737,585)				8,679,081

COLLATERALIZED LOAN OBLIGATIONS - 4.10%
Cayman Islands - 3.56%
	Apidos CLO XXIV
1,000,000	Series 2018-24A(b)(i)	3M CME TERM SOFR + 6.06%	10/20/2030	1,000,906

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Bain Capital Credit CLO 2023-3, Ltd.
$500,000	Series 2025-3A(b)(i)	3M CME TERM SOFR + 2.85%	10/24/2038	$492,977
	Benefit Street Partners CLO IX, Ltd.
1,000,000	Series 2024-9A(b)(i)	3M CME TERM SOFR + 3.10%	10/20/2037	996,899
	Benefit Street Partners CLO XXXVII, Ltd.
1,000,000	Series 2024-37A(b)(i)	3M CME TERM SOFR + 2.85%	01/25/2038	993,684
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(b)(i)	3M CME TERM SOFR + 3.26%	10/20/2030	983,445
	Canyon Capital CLO, Ltd.
1,500,000	Series 2018-1A(b)(i)	3M CME TERM SOFR + 5.76%	01/30/2031	993,136
1,000,000	Series 2018-1A(b)(i)	3M CME TERM SOFR + 6.01%	07/15/2031	885,697
	Canyon CLO 2020-1, Ltd.
500,000	Series 2024-1A(b)(i)	3M CME TERM SOFR + 3.10%	07/15/2034	481,409
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2025-3A(b)(i)	3M CME TERM SOFR + 2.85%	07/15/2034	956,460
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2025-4A(b)(i)	3M CME TERM SOFR + 6.00%	10/15/2034	881,962
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(b)(i)	3M CME TERM SOFR + 5.61%	05/15/2031	995,319
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(b)(i)	3M CME TERM SOFR + 3.15%	10/15/2037	499,981
	Carlyle US CLO 2025-5, Ltd.
500,000	Series 2025-5A(b)(i)	3M CME TERM SOFR + 2.60%	01/15/2039	493,025
	Carlyle US CLO 2026-1, Ltd.
500,000	Series 2026-1A(b)(i)	3M CME TERM SOFR + 2.60%	04/25/2039	496,752
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(b)(i)	3M CME TERM SOFR + 2.16%	04/20/2031	502,002

See Notes to Financial Statements and Financial Highlights.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Empower CLO 2022-1, Ltd.
$500,000	Series 2024-1A(b)(i)	3M CME TERM SOFR + 3.00%	10/20/2037	$493,812
	Kennedy Lewis CLO 12, Ltd.
500,000	Series 2025-12A(b)(i)	3M CME TERM SOFR + 1.33%	07/20/2038	499,987
	Lakeside Park CLO, Ltd.
1,000,000	Series 2025-1A(b)(i)	3M CME TERM SOFR + 4.60%	04/15/2038	942,903
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(b)(i)	3M CME TERM SOFR + 2.95%	10/21/2037	490,852
	Neuberger Berman Loan Advisers Clo 44, Ltd.
500,000	Series 2025-44A(b)(i)	3M CME TERM SOFR + 2.65%	10/16/2035	491,766
1,000,000	Series 2025-44A(b)(i)	3M CME TERM SOFR + 5.15%	10/16/2035	932,639
	Neuberger Berman Loan Advisers CLO 46, Ltd.
500,000	Series 2025-46A(b)(i)	3M CME TERM SOFR + 2.65%	01/20/2037	491,141
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(b)(i)	3M CME TERM SOFR + 2.76%	01/21/2031	1,969,196
	Sound Point CLO XXIII
500,000	Series 2021-2A(b)(i)	3M CME TERM SOFR + 3.56%	07/15/2034	479,380
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(b)(i)	3M CME TERM SOFR + 6.98%	10/25/2034	541,630
500,000	Series 2021-3A(b)(i)	3M CME TERM SOFR + 3.76%	10/25/2034	451,477
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(b)(i)	3M CME TERM SOFR + 3.61%	07/20/2034	479,466
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(b)(i)	3M CME TERM SOFR + 7.16%	01/25/2032	842,969
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(b)(i)	3M CME TERM SOFR + 3.66%	10/25/2034	471,320
500,000	Series 2021-4A(b)(i)	3M CME TERM SOFR + 6.96%	10/25/2034	310,545

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	THL Credit Wind River 2017-3 CLO, Ltd.
$500,000	Series 2021-3A(b)(i)	3M CME TERM SOFR + 7.31%	04/15/2035	$456,695
	THL Credit Wind River CLO, Ltd.
1,000,000	Series 2018-3A(b)(i)	3M CME TERM SOFR + 3.66%	10/22/2031	999,992
1,000,000	Series 2018-3A(b)(i)	3M CME TERM SOFR + 6.48%	10/22/2031	858,840
	Trestles CLO VI, Ltd.
500,000	Series 2025-6A(b)(i)	3M CME TERM SOFR + 1.18%	04/25/2038	498,294
	Trestles CLO VIII, Ltd.
1,000,000	Series 2025-8A(b)(i)	3M CME TERM SOFR + 1.33%	06/11/2035	1,000,386
	Upland CLO, Ltd.
500,000	Series 2018-1A(b)(i)	3M CME TERM SOFR + 3.16%	04/20/2031	500,386
	Vibrant CLO III, Ltd.
1,050,000	Series 2018-3A(b)(i)	3M CME TERM SOFR + 3.76%	10/20/2031	1,056,405
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(b)(i)	3M CME TERM SOFR + 3.75%	10/20/2037	992,851
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(b)(i)	3M CME TERM SOFR + 6.61%	07/16/2034	944,140
	Voya CLO 2021-1, Ltd.
500,000	Series 2025-1A(b)(i)	3M CME TERM SOFR + 2.80%	07/15/2034	491,459
	Voya CLO 2023-1, Ltd.
1,000,000	Series 2025-1A(b)(i)	3M CME TERM SOFR + 1.21%	01/20/2039	998,388
	Voya CLO, Ltd.
1,000,000	Series 2018-2A(b)(i)	3M CME TERM SOFR + 5.51%	07/15/2031	897,183
500,000	Series 2018-3A(b)(i)	3M CME TERM SOFR + 6.46%	10/20/2031	460,820
500,000	Series 2018-4A(b)(i)	3M CME TERM SOFR + 6.21%	07/14/2031	495,184
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(b)(i)	3M CME TERM SOFR + 6.87%	04/20/2034	858,133
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(b)(i)	3M CME TERM SOFR + 3.95%	07/20/2037	1,002,348

See Notes to Financial Statements and Financial Highlights.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wind River 2021-2 CLO, Ltd.
$500,000	Series 2021-2A(b)(i)	3M CME TERM SOFR + 6.69%	07/20/2034	$421,119
	Wind River 2021-3 CLO, Ltd.
1,000,000	Series 2025-3A(b)(i)	3M CME TERM SOFR + 3.00%	04/20/2038	987,378
				35,462,738
Jersey - 0.54%
	Apidos CLO XXXIX, Ltd.
500,000	Series 2025-39A(b)(i)	3M CME TERM SOFR + 1.23%	10/21/2038	499,216
	Bain Capital Credit Clo 2019-4, Ltd.
500,000	Series 2025-4A(b)(i)	3M CME TERM SOFR + 0.99%	04/23/2035	499,099
	Bain Capital Credit CLO 2019-4, Ltd.
500,000	Series 2025-4A(b)(i)	3M CME TERM SOFR + 2.90%	04/23/2035	481,114
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(b)(i)	3M CME TERM SOFR + 7.35%	07/17/2035	883,292
	Benefit Street Partners CLO XXXII, Ltd.
1,000,000	Series 2025-32A(b)(i)	3M CME TERM SOFR + 1.21%	10/25/2038	997,916
	Storm King Park CLO, Ltd.
1,000,000	Series 2024-1A(b)(i)	3M CME TERM SOFR + 1.36%	10/15/2037	1,000,610
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2025-3A(b)(i)	3M CME TERM SOFR + 2.60%	10/20/2036	997,127
				5,358,374
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $43,645,296)				40,821,112

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
EQUITY - LINKED NOTES - 0.00%(c)
Spain - 0.00%
$263,093	Inverpamplona SA(e)(f)	0.00%	12/30/2028	$–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 20.25%
Bermuda - 0.03%
	Start, Ltd.
58,377	Series 2018-1(i)	4.09%	05/15/2043	60,269
	Textainer Marine Containers VII, Ltd.
214,771	Series 2024-1A(i)	5.25%	01/20/2036	215,599
				275,868
Cayman Islands - 2.68%
	ACREC LLC
990,000	Series 2026-FL4(b)(i)	1M CME TERM SOFR + 2.40%	08/18/2030	988,616
	Arbor Realty Commercial Real Estate Notes, Ltd.
1,100,000	Series 2022-FL1(b)(i)	30D US SOFR + 2.30%	01/15/2027	1,100,130
	AREIT
1,150,000	Series 2022-CRE6(b)(i)	30D US SOFR + 3.40%	01/20/2037	1,149,221
	AREIT, Ltd.
220,000	Series 2024-CRE9(b)(i)	1M CME TERM SOFR + 2.54%	02/17/2029	220,206
700,000	Series 2024-CRE9(b)(i)	1M CME TERM SOFR + 4.29%	02/17/2029	690,981
910,000	Series 2025-CRE10(b)(i)	1M CME TERM SOFR + 2.79%	01/17/2030	905,393
	Balboa Bay Loan Funding 2025-2, Ltd.
1,000,000	Series 2025-2A(b)(i)	3M CME TERM SOFR + 1.25%	01/20/2039	999,412
	BXMT, Ltd.
350,000	Series 2026-FL6(b)(i)	1M CME TERM SOFR + 1.45%	11/19/2030	350,331
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(b)(i)	3M CME TERM SOFR + 3.68%	01/20/2035	986,400

See Notes to Financial Statements and Financial Highlights.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CIFC Funding 2025-VII, Ltd.
$500,000	Series 2025-7A(b)(i)	3M CME TERM SOFR + 2.60%	01/22/2039	$493,100
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(b)(i)	3M CME TERM SOFR + 6.01%	08/15/2031	866,639
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(b)(i)	3M CME TERM SOFR + 6.11%	10/15/2030	1,138,393
	FS Rialto Issuer LLC
1,230,000	Series 2026-FL11(b)(i)	1M CME TERM SOFR + 2.65%	01/19/2044	1,233,791
	LCM 28, Ltd.
1,000,000	Series 2018-28A(b)(i)	3M CME TERM SOFR + 6.01%	10/20/2030	384,081
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(b)(i)	3M CME TERM SOFR + 5.86%	07/16/2031	259,898
	LCM XIV LP
750,000	Series 2018-14A(b)(i)	3M CME TERM SOFR + 5.76%	07/20/2031	483,574
	LCM XVII LP
1,000,000	Series 2018-17A(b)(i)	3M CME TERM SOFR + 6.26%	10/15/2031	495,948
	LoanCore Issuer, Ltd.
625,000	Series 2021-CRE5(b)(i)	1M CME TERM SOFR + 2.46%	07/15/2036	622,680
1,000,000	Series 2021-CRE6(b)(i)	1M CME TERM SOFR + 2.96%	11/15/2038	999,413
	MACH 1 Cayman, Ltd.
219,434	Series 2019-1(i)	3.47%	08/15/2026	217,804
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(b)(i)	3M CME TERM SOFR + 6.00%	07/15/2037	491,680
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(b)(i)	3M CME TERM SOFR + 3.00%	10/20/2037	495,409
1,000,000	Series 2024-33A(b)(i)	3M CME TERM SOFR + 5.55%	10/20/2037	974,262
	MF1, Ltd.
300,000	Series 2021-FL7(b)(i)	1M CME TERM SOFR + 1.86%	10/16/2036	299,712
937,050	Series 2021-FL7(b)(i)	1M CME TERM SOFR + 2.16%	10/16/2036	937,575

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,090,000	Series 2021-FL7(b)(i)	1M CME TERM SOFR + 2.66%	10/16/2036	$1,091,465
	Octagon 59, Ltd.
500,000	Series 2022-1A(b)(i)	3M CME TERM SOFR + 7.60%	05/15/2035	391,457
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(b)(i)	3M CME TERM SOFR + 8.35%	07/15/2030	29,661
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(b)(i)	3M CME TERM SOFR + 7.26%	01/20/2035	407,998
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(b)(i)	3M CME TERM SOFR + 7.53%	07/15/2037	962,444
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(b)(i)	3M CME TERM SOFR + 3.26%	07/17/2030	500,456
1,000,000	Series 2018-1A(b)(i)	3M CME TERM SOFR + 6.01%	07/17/2030	836,538
	PFP, Ltd.
298,659	Series 2024-11(b)(i)	1M CME TERM SOFR + 2.49%	08/17/2029	299,317
585,375	Series 2024-11(b)(i)	1M CME TERM SOFR + 2.99%	08/17/2029	586,649
1,240,000	Series 2026-13(b)(i)	1M CME TERM SOFR + 2.40%	08/18/2043	1,243,944
	RR 2, Ltd.
1,000,000	Series 2021-2A(b)(i)	3M CME TERM SOFR + 6.06%	04/15/2036	902,202
	STWD, Ltd.
1,080,000	Series 2021-FL2(b)(i)	1M CME TERM SOFR + 2.21%	01/18/2026	1,080,005
	Thunderbolt II Aircraft Lease, Ltd.
278,787	Series 2018-A(i)(m)	7.68%	09/15/2038	279,341
	TRTX Issuer, Ltd.
300,000	Series 2022-FL5(b)(i)	1M CME TERM SOFR + 2.45%	02/15/2039	299,226
				26,695,352
United States - 17.54%
	1345T
420,000	Series 2025-AOA(b)(i)	1M CME TERM SOFR + 3.00%	06/15/2027	419,587

See Notes to Financial Statements and Financial Highlights.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Aaset 2021-2 Trust
$318,786	Series 2021-2A(i)	3.54%	12/15/2028	$303,194
	AASET 2024-1
1,000,745	Series 2024-1A(i)	6.90%	05/16/2031	1,007,637
	AASET 2024-2, Ltd.
536,479	Series 2024-2A(i)	6.61%	09/16/2031	536,714
	AASET 2025-1
689,346	Series 2025-1A(i)	6.58%	02/16/2032	690,368
	Affirm Asset Securitization Trust
900,000	Series 2025-X2(i)	5.23%	10/15/2030	899,640
	Affirm Master Trust
300,000	Series 2025-1A(i)	5.62%	02/15/2033	300,731
	AMSR
5,000,000	Series 2021-SFR1(i)	4.61%	06/17/2028	4,865,283
	ARDN Mortgage Trust
500,000	Series 2025-ARCP(b)(i)	1M CME TERM SOFR + 4.50%	06/15/2027	502,144
	Avant Credit Card Master Trust 2025-1
750,000	Series 2025-1A(i)	5.72%	10/15/2028	742,191
	BANK
10,291,000	Series 2018-BN12(b)(i)(n)	1.50%	05/15/2061	258,455
270,000	Series 2022-BNK39	3.18%	01/15/2032	243,857
165,000	Series 2022-BNK39(i)	2.50%	01/15/2032	111,024
7,971,850	Series 2025-BNK50(b)(n)	0.34%	05/15/2068	217,927
1,201,000	Series 2025-BNK51(i)	4.00%	01/15/2036	858,906
7,320,000	Series 2025-BNK51(b)(i)(n)	2.13%	12/25/2067	1,171,727
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(b)(i)(n)	0.72%	04/15/2030	427,680
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(b)	4.91%	05/15/2026	1,056,920
	BANK5
311,000	Series 2024-5YR10	5.64%	10/15/2029	316,126
117,000	Series 2024-5YR8	5.88%	07/15/2029	121,384
306,000	Series 2024-5YR9	5.61%	08/15/2029	314,761
160,000	Series 2025-5YR15(b)	5.76%	06/15/2030	163,975
244,000	Series 2025-5YR19(b)	5.61%	12/15/2030	249,765
14,545,000	Series 2025-5YR19(b)(i)(n)	1.80%	12/15/2058	1,132,794
745,000	Series 2026-5YR20(i)	4.50%	02/15/2031	637,463
	BBCMS Mortgage Trust
500,000	Series 2018-C2(b)	4.98%	12/15/2028	453,707
211,000	Series 2024-5C27(b)	6.41%	06/15/2029	219,280
5,542,000	Series 2024-5C27(b)(i)(n)	2.74%	06/15/2029	435,790
310,000	Series 2024-5C29	5.21%	09/15/2029	313,802

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$233,000	Series 2024-5C29	5.51%	09/15/2029	$227,653
450,000	Series 2024-5C29(i)	4.00%	09/15/2029	393,956
235,000	Series 2025-5C34	5.66%	04/15/2030	242,990
239,000	Series 2025-5C36	5.52%	07/15/2030	246,413
155,000	Series 2025-5C37(b)	5.38%	09/15/2030	157,309
117,000	Series 2026-5C40(b)	5.81%	01/15/2031	116,769
7,542,000	Series 2026-5C40(b)(i)(n)	2.13%	02/15/2059	707,571
	BDS LLC
1,010,000	Series 2025-FL15(b)(i)	1M CME TERM SOFR + 2.40%	09/19/2030	1,011,560
1,210,000	Series 2025-FL16(b)(i)	1M CME TERM SOFR + 2.50%	11/19/2030	1,210,597
	Benchmark Mortgage Trust
8,198,875	Series 2018-B2(b)(n)	0.43%	01/15/2028	46,985
18,826,823	Series 2018-B4(b)(n)	0.46%	06/15/2028	186,538
1,500,000	Series 2018-B4(b)(i)	2.76%	07/15/2028	1,072,498
117,000	Series 2019-B13(b)	3.84%	10/15/2029	100,627
1,130,000	Series 2019-B9(b)	4.97%	01/15/2029	993,129
1,510,000	Series 2021-B31(i)	2.25%	11/15/2031	859,251
280,000	Series 2022-B32(b)	3.41%	01/15/2032	245,532
320,000	Series 2024-V10	5.28%	09/15/2029	325,950
1,200,000	Series 2024-V10(i)	4.50%	09/15/2029	1,085,509
235,000	Series 2024-V11(b)	5.91%	10/15/2029	244,250
300,000	Series 2024-V8	5.71%	05/15/2029	309,088
380,000	Series 2024-V8(i)	4.00%	07/15/2029	338,613
351,000	Series 2024-V9	4.50%	08/15/2029	317,107
305,000	Series 2024-V9	5.60%	08/15/2029	313,093
157,000	Series 2025-V15	6.18%	05/15/2030	163,327
20,123,736	Series 2025-V15(b)(n)	1.12%	05/25/2030	834,729
160,000	Series 2025-V16(b)	5.44%	07/15/2030	164,601
500,000	Series 2025-V16(i)	4.50%	08/15/2058	439,573
120,000	Series 2025-V18	5.59%	10/15/2030	122,015
244,000	Series 2025-V19(b)	5.90%	12/15/2030	251,468
350,000	Series 2026-B42	4.94%	09/15/2035	352,191
35,000	Series 2026-V20	5.44%	01/15/2031	34,866
222,000	Series 2026-V21	5.13%	03/15/2031	225,177
	Blackbird Capital II Aircraft Lease, Ltd.
938,633	Series 2021-1A(i)	3.45%	07/15/2028	888,852
	BMO Mortgage Trust
7,951,000	Series 2022-C1(b)(i)(n)	1.76%	02/15/2032	723,724
309,000	Series 2024-5C6	5.32%	09/15/2029	314,680
207,000	Series 2024-5C7(b)	5.89%	11/15/2029	210,633
6,394,000	Series 2024-C9(b)(i)(n)	1.88%	07/15/2034	794,536
236,000	Series 2025-5C11	5.94%	06/15/2030	243,687
3,440,000	Series 2025-C11(b)(i)(n)	2.21%	02/15/2035	528,759

See Notes to Financial Statements and Financial Highlights.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$223,000	Series 2026-C14(b)	5.83%	02/15/2036	$229,225
	BMO MORTGAGE TRUST
160,000	Series 2023-C6	6.21%	01/15/2033	169,557
	Brsp 2026-Fl3, Ltd.
1,220,000	Series 2026-FL3(b)(i)	1M CME TERM SOFR + 2.85%	08/19/2043	1,215,171
	BSPRT Issuer LLC
1,000,000	Series 2025-FL12(b)(i)	1M CME TERM SOFR + 2.70%	05/17/2030	1,003,532
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(b)(i)	1M CME TERM SOFR + 3.27%	08/15/2028	299,489
	BSTN Commercial Mortgage Trust
180,000	Series 2025-HUB(b)(i)	5.75%	04/13/2031	178,811
	Business Jet Securities 2024-2 LLC
829,864	Series 2024-2A(i)	7.97%	09/15/2030	834,717
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(b)(i)	1M CME TERM SOFR + 1.95%	04/15/2034	990,328
629,558	Series 2024-MF(b)(i)	1M CME TERM SOFR + 2.69%	02/15/2039	630,780
479,142	Series 2025-BCAT(b)(i)	1M CME TERM SOFR + 2.65%	08/15/2027	481,202
150,000	Series 2026-ALOHA(b)(i)	1M CME TERM SOFR + 2.15%	04/15/2028	150,375
180,000	Series 2026-CSMO(b)(i)	1M CME TERM SOFR + 2.00%	02/15/2028	180,545
560,000	Series 2026-CSMO(b)(i)	1M CME TERM SOFR + 2.45%	02/15/2028	562,273
550,000	Series 2026-XL6(b)(i)	1M CME TERM SOFR + 3.00%	03/15/2028	548,320
	BX Trust
940,000	Series 2019-OC11(b)(i)	4.08%	12/09/2029	874,648
510,000	Series 2022-LBA6(b)(i)	1M CME TERM SOFR + 2.70%	01/15/2027	510,544
285,185	Series 2024-CNYN(b)(i)	1M CME TERM SOFR + 2.69%	04/15/2041	285,525
107,482	Series 2025-ARIA(b)(i)	5.52%	12/13/2030	107,275
1,005,296	Series 2025-ROIC(b)(i)	1M CME TERM SOFR + 2.94%	03/15/2027	1,005,725
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(b)(i)	4.12%	05/15/2052	121,880
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(b)(i)	5.99%	11/25/2044	4,440,392

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Castlelake Aircraft Securitization Trust
$3,731,686	Series 2018-1(i)	6.63%	06/15/2043	$3,186,393
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(b)(i)	0.00%	04/15/2039	309,375
	CENT
159,000	Series 2025-CITY(b)(i)	5.09%	07/10/2030	159,685
	Citigroup Commercial Mortgage Trust
225,000	Series 2019-GC41	3.20%	08/10/2029	198,882
	Citigroup Mortgage Loan Trust
534,763	Series 2006-WF1(m)	6.58%	03/25/2036	240,290
	COMM Mortgage Trust
117,000	Series 2024-277P(b)(i)	7.23%	08/10/2029	123,985
	Commercial Mortgage Pass-Through Certificates
4,547,269	Series 2014-UBS4(i)	3.75%	08/10/2047	329
11,000	Series 2014-UBS4(b)(e)(i)	0.00%	08/10/2047	0
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(i)	6.00%	08/27/2029	501,754
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	464,434
111,813	Series 2007-1(b)	5.90%	05/25/2037	23,276
	CSAIL Commercial Mortgage Trust
1,000,000	Series 2019-C16(b)	4.24%	06/15/2029	946,384
	CSMC
350,000	Series 2021-B33(b)(i)	3.77%	10/10/2031	309,587
	CSTL Commercial Mortgage Trust
180,000	Series 2026-GATE3(b)(i)	5.10%	02/10/2031	178,203
	DataBank Issuer II LLC
400,000	Series 2025-1A(i)	5.18%	09/25/2030	388,796
300,000	Series 2025-1A(i)	5.67%	09/25/2030	290,499
	DBC Mortgage Trust
700,000	Series 2025-DBC(b)(i)	1M CME TERM SOFR + 2.60%	11/15/2027	703,938
	Del Amo Fashion Center Trust
150,000	Series 2017-AMO(b)(i)	3.76%	06/05/2027	145,956
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(i)	3.48%	12/20/2026	1,962,664
	DOLP Trust
220,000	Series 2021-NYC(b)(i)	3.70%	05/10/2031	186,929
	Domino's Pizza Master Issuer LLC
200,000	Series 2025-1A(i)	5.22%	07/25/2032	198,567

See Notes to Financial Statements and Financial Highlights.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	ELP Commercial Mortgage Trust
$760,000	Series 2025-ELP(b)(i)	6.02%	11/13/2030	$763,677
	Extended Stay America Trust
178,322	Series 2026-ESH2(b)(i)	1M CME TERM SOFR + 2.25%	02/15/2028	179,790
564,687	Series 2026-ESH2(b)(i)	1M CME TERM SOFR + 2.90%	02/15/2028	568,471
	Fannie Mae-Aces
22,103,201	Series 2019-M12(b)(n)	0.56%	06/25/2029	335,540
12,752,959	Series 2019-M24(b)(n)	1.15%	03/25/2031	578,644
34,413,975	Series 2019-M7(b)(n)	0.33%	04/25/2029	303,806
23,053,104	Series 2020-M10(b)(n)	0.76%	12/25/2027	159,809
46,126,248	Series 2020-M10(b)(n)	0.89%	07/25/2032	1,794,302
12,239,567	Series 2020-M13(b)(n)	1.23%	09/25/2030	350,018
331,553,707	Series 2021-M17(b)(n)	0.07%	07/25/2031	1,056,065
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(b)(i)	4.36%	07/25/2026	5,826,731
5,000,000	Series 2021-GT2(b)(i)	4.44%	10/25/2026	4,852,786
40,505,037	FNA 2021-M23 X1	0.57%	11/01/2031	655,396
	FREMF Mortgage Trust
709,905	Series 2018-KF56(b)(i)	30D US SOFR + 5.91%	11/25/2028	640,121
1,263,360	Series 2019-KF71(b)(i)	30D US SOFR + 6.11%	10/25/2029	1,223,868
	FRTKL
4,050,000	Series 2021-SFR1(i)	4.11%	09/17/2026	3,984,168
	FS Rialto Issuer LLC
1,200,000	Series 2024-FL9(b)(i)	1M CME TERM SOFR + 3.94%	04/19/2030	1,195,963
1,110,000	Series 2025-FL10(b)(i)	1M CME TERM SOFR + 2.70%	08/19/2042	1,097,794
	GGP
180,000	Series 2026-TY(b)(i)	4.83%	03/05/2031	178,386
	Ginnie Mae Strip
6,657,104	Series 2020-3(n)	1.40%	09/16/2045	366,527
	Government National Mortgage Association
8,945,519	Series 2024-170(b)(n)	0.76%	10/16/2065	540,722
7,615,472	Series 2024-170(b)(n)	1.00%	03/16/2066	547,602
	GreenSky Home Improvement Issuer Trust
223,745	Series 2024-2(i)	5.55%	10/27/2059	224,928
	GreenSky Home Improvement Issuer Trust 2025-3
800,000	Series 2025-3A(i)	7.83%	12/27/2060	795,631

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GS Mortgage Securities Corp. Trust
$180,000	Series 2017-375H(b)(i)	3.59%	09/10/2027	$175,222
1,000,000	Series 2018-RIVR(b)(i)	1M CME TERM SOFR + 1.85%	07/15/2035	3,225
	GS Mortgage Securities Trust
467,627	Series 2015-GC28(b)(i)	4.57%	02/10/2048	449,400
828,000	Series 2018-GS10(b)	4.54%	07/10/2028	791,887
1,954,000	Series 2018-TWR(b)(i)	1M CME TERM SOFR + 4.22%	07/15/2031	19,521
1,767,000	Series 2019-GC38(i)	3.00%	02/10/2029	1,519,104
636,000	Series 2020-GC45(b)	3.41%	12/13/2029	571,326
	GSAA Home Equity Trust
1,708,713	Series 2006-13(b)	6.04%	07/25/2036	458,276
425,336	Series 2006-18(m)	6.18%	11/25/2036	93,524
127,024	Series 2006-6(b)	5.69%	03/25/2036	33,746
769,118	Series 2007-2(m)	6.60%	03/25/2037	162,565
	Hardee's Funding LLC
925,000	Series 2018-1A(i)	5.71%	06/20/2028	914,908
	Hilton USA Trust
900,000	Series 2016-SFP(i)	2.83%	11/05/2035	771,656
	HSI Asset Securitization Corp. Trust
5,131,792	Series 2006-HE1(b)	1M CME TERM SOFR + 0.39%	10/25/2036	1,356,317
1,046,735	Series 2007-NC1(b)	1M CME TERM SOFR + 0.47%	04/25/2037	680,755
	JP Morgan BB Commercial Mortgage Securities Trust
800,488	Series 2015-C30(b)(n)	0.00%	07/15/2048	8
100,652	Series 2015-C31(b)(n)	0.22%	08/15/2048	115
	JP Morgan Chase Commercial Mortgage Securities Trust
321,000	Series 2019-UES(b)(i)	4.60%	05/05/2032	299,179
	JP Morgan Mortgage Acquisition Corp.
150,429	Series 2006-CH2(m)	5.96%	09/25/2029	88,666
	JP Morgan Mortgage Acquisition Trust
3,188,264	Series 2006-RM1(b)	1M CME TERM SOFR + 0.59%	08/25/2036	1,405,180
	JPMBB Commercial Mortgage Securities Trust
2,343,610	Series 2014-C24(b)(n)	0.61%	11/15/2047	23

See Notes to Financial Statements and Financial Highlights.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	JPMCC Commercial Mortgage Securities Trust
$330,000	Series 2017-JP7(b)	3.66%	07/15/2027	$293,744
781,000	Series 2019-COR5	3.87%	05/13/2029	700,254
	Laurel Road Prime Student Loan Trust
8,498,501	Series 2020-A(i)	0.00%	11/25/2050	933,501
	LBTY Commercial Mortgage Trust
180,000	Series 2026-225L(b)(i)	5.05%	02/10/2031	177,484
	LMNT CRE LLC
1,120,000	Series 2025-FL3(b)(i)	1M CME TERM SOFR + 3.60%	05/21/2031	1,136,088
	Lmrk Issuer Co. 2 LLC
950,000	Series 2025-1A(i)	8.12%	09/15/2030	964,492
	LoanCore 2025 Issuer LLC
640,000	Series 2025-CRE8(b)(i)	1M CME TERM SOFR + 2.74%	02/01/2030	636,621
	MAD Commercial Mortgage Trust
180,000	Series 2025-11MD(b)(i)	5.94%	10/15/2030	183,083
	Mariner Finance issuance Trust 2024-B
850,000	Series 2024-BA(i)	4.91%	10/20/2030	852,802
	Master Asset Backed Securities Trust
3,522,394	Series 2006-NC3(b)	1M CME TERM SOFR + 0.53%	10/25/2036	1,680,657
	Merrill Lynch Mortgage Investors Trust
9,448,143	Series 2006-RM3(b)	1M CME TERM SOFR + 0.59%	06/25/2037	1,969,600
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2025-2A(i)	7.83%	08/20/2030	1,016,913
	MF1
1,000,000	Series 2024-FL15(b)(i)	1M CME TERM SOFR + 4.04%	08/18/2041	1,003,244
	MF1 LLC
300,000	Series 2024-FL14(b)(i)	1M CME TERM SOFR + 2.24%	03/19/2039	300,686

1,350,000	Series 2024-FL14(b)(i)	1M CME TERM SOFR + 4.84%	03/19/2039	1,357,067
900,000	Series 2024-FL14(b)(i)	1M CME TERM SOFR + 6.29%	03/19/2039	888,274
780,000	Series 2025-FL17(b)(i)	1M CME TERM SOFR + 3.49%	02/18/2040	783,324

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$680,000	Series 2025-FL17(b)(i)	1M CME TERM SOFR + 2.74%	02/21/2040	$682,746
340,000	Series 2026-FL21(b)(i)	1M CME TERM SOFR + 1.75%	02/18/2041	341,387
1,140,000	Series 2026-FL21(b)(i)	1M CME TERM SOFR + 2.50%	02/18/2041	1,143,730
	MHC Commercial Mortgage Trust
8,472	Series 2021-MHC(b)(i)	1M CME TERM SOFR + 2.22%	04/15/2026	8,472
	Morgan Stanley Bank of America Merrill Lynch Trust
176,000	Series 2025-5C1(i)	4.00%	03/15/2030	159,294
	Morgan Stanley Capital I Trust
724,747	Series 2016-UB11 XA(b)(n)	1.58%	08/15/2026	356
1,117,000	Series 2018-L1(b)	4.78%	10/15/2028	1,030,195
330,000	Series 2021-L6(b)	3.44%	07/15/2031	278,389
10,249,000	Series 2021-L7(b)(i)(n)	0.92%	10/15/2031	500,643
	Morgan Stanley Mortgage Loan Trust
303,266	Series 2007-3XS(m)	6.20%	01/25/2047	104,030
	Mosaic Solar Loan Trust
32,326	Series 2017-1A(i)	4.45%	06/20/2042	31,712
158,452	Series 2018-1A(i)	4.01%	08/20/2030	147,929
218,580	Series 2020-2A(i)	3.00%	08/20/2046	193,531
	MVW 2021-1W LLC
189,656	Series 2021-1WA(i)	1.94%	01/22/2041	183,488
220,001	Series 2021-1WA(i)	3.17%	01/22/2041	213,648
	Natixis Commercial Mortgage Securities Trust
520,000	Series 2019-10K(b)(i)	4.14%	05/15/2029	482,219
	NJ
160,000	Series 2025-WBRK(b)(i)	5.87%	03/05/2030	164,559
	NJ Trust
275,000	Series 2023-GSP(b)(i)	6.70%	01/06/2029	285,228
	NYC Commercial Mortgage Trust
499,000	Series 2025-300P(b)(i)	7.39%	07/13/2030	502,574
820,000	Series 2025-3BP(b)(i)	1M CME TERM SOFR + 3.54%	02/15/2027	821,753
	PENN Commercial Mortgage Trust
230,000	Series 2025-P11(b)(i)	6.73%	08/10/2030	238,975
	People's Choice Home Loan Securities Trust
4,688,513	Series 2005-4(b)	1M CME TERM SOFR + 0.76%	12/25/2035	3,550,083
	Phantom Aviation
249,032	Series 2026-1A(i)	5.24%	01/15/2033	252,691

See Notes to Financial Statements and Financial Highlights.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	PRET LLC
$3,000,000	Series 2025-NPL7(i)(m)	8.35%	07/25/2028	$3,010,437
	Progress Residential
2,500,000	Series 2021-SFR3(i)	4.75%	05/17/2026	2,490,949
	Progress Residential
6,900,000	Series 2021-SFR8(i)	4.01%	10/17/2026	6,817,103
5,000,000	Series 2024-SFR2(b)(i)	3.65%	04/17/2029	4,733,920
	RCKT Trust 2025-PL1
1,100,000	Series 2025-1A(i)	7.12%	07/25/2034	1,097,959
	REDAPTIVE EAAS ISSUER 2025-1 LLC
236,297	Series 2025-1A(i)	5.94%	10/25/2033	235,181
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(i)	5.75%	09/15/2028	2,467,063
	RFR Trust
780,000	Series 2025-SGRM(b)(i)	7.27%	03/11/2029	784,340
	Scalelogix Abs Us Issuer LLC
350,000	Series 2025-1A(i)	6.16%	07/25/2030	348,551
	SLG Office Trust
220,000	Series 2021-OVA(i)	2.85%	07/15/2031	189,313
	SMB Private Education Loan Trust
39,364	Series 2018-B(b)(i)	1M CME TERM SOFR + 0.83%	08/15/2027	39,345
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(i)	0.00%	08/15/2030	223,987
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(i)	0.00%	01/25/2048	629,364
	Sprite, Ltd.
87,836	Series 2021-1(i)	3.75%	10/15/2028	85,763
	Stack Infrastructure Issuer LLC
250,000	Series 2025-1A(i)	5.00%	05/28/2030	246,674
	Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
150,000	Series 2025-CA(i)	4.06%	09/20/2027	149,932
	STWD LLC
960,000	Series 2025-FL4(b)(i)	1M CME TERM SOFR + 2.65%	11/19/2042	962,126
	Subway Funding LLC
246,875	Series 2024-1A(i)	6.51%	07/30/2034	247,427
	Sunnova Helios VII Issuer LLC
939,471	Series 2021-C(i)	2.63%	10/20/2028	524,817
	Switch ABS Issuer LLC
440,000	Series 2024-2A(i)	5.44%	06/25/2029	438,453

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2024-2A(i)	10.03%	06/25/2029	$1,023,186
	TIF Funding II LLC
232,333	Series 2021-1A(i)	1.65%	02/20/2031	212,283
	Tricon Residential
3,700,000	Series 2021-SFR1(i)	4.13%	07/17/2026	3,671,721
2,888,783	Series 2025-SFR2(i)	5.20%	08/17/2032	2,877,101
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(b)(n)	0.40%	08/15/2050	189,051
350,000	Series 2017-C4(b)	4.24%	09/15/2027	336,531
530,000	Series 2018-C11(b)	4.71%	06/15/2028	503,775
1,023,000	Series 2018-C13(b)	4.97%	10/15/2028	946,845
1,099,000	Series 2018-C8(b)	4.68%	02/15/2028	1,009,863
	UBS-Barclays Commercial Mortgage Trust
315,000	Series 2013-C5(b)(i)	3.84%	03/10/2046	293,518
	Upstart Securitization Trust
12,817	Series 2021-4(i)	3.19%	09/20/2031	12,798
543,902	Series 2022-4(i)	8.68%	02/20/2027	547,764
	US Auto Funding 2021-1
204,203	Series 2021-1A(i)	2.20%	05/15/2026	163,325
	Vantage Data Centers Issuer LLC
1,600,000	Series 2025-3A(i)	6.00%	01/15/2031	1,552,906
	Velocity Commercial Capital Loan Trust
106,783	Series 2018-2(b)(i)	4.05%	10/26/2048	104,592
313,719	Series 2019-1(b)(i)	3.94%	01/25/2027	293,843
168,566	Series 2019-1(b)(i)	4.01%	07/25/2027	156,005
125,846	Series 2019-1(b)(i)	4.12%	11/25/2027	114,809
972,215	Series 2021-2(b)(i)	4.92%	12/25/2030	706,561
	Vital Care Issuer LLC
600,000	Series 2025-1A(i)	6.74%	01/30/2031	604,549
	Wachovia Bank Commercial Mortgage Trust
259	Series 2006-C29(b)(n)	0.35%	11/15/2048	0
	Wells Fargo Commercial Mortgage Trust
971,166	Series 2016-C33(i)	3.12%	03/15/2059	949,922
5,628,945	Series 2016-C37(b)(i)(n)	1.60%	12/15/2049	56,558
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,052,210
134,000	Series 2020-C55	3.14%	02/15/2030	121,335
159,000	Series 2024-5C1	5.93%	07/15/2057	164,539
234,000	Series 2025-5C4	5.67%	05/15/2030	242,338
238,000	Series 2025-5C5	5.92%	07/15/2030	245,277
234,000	Series 2025-5C6(b)	5.58%	09/15/2030	238,257
240,000	Series 2025-5C6(b)	5.83%	09/15/2030	238,701
245,000	Series 2025-5C7(b)	5.86%	11/15/2030	248,361

See Notes to Financial Statements and Financial Highlights.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2025-5C7(b)	5.80%	11/15/2030	$983,658
332,000	Series 2026-5C8	5.03%	02/15/2031	335,573
166,000	Series 2026-5C8	5.55%	02/15/2031	162,703
747,000	Series 2026-5C8(i)	4.50%	02/15/2031	634,633
	WFRBS Commercial Mortgage Trust
79,310	Series 2013-C14	3.49%	06/15/2046	77,963
	WF-RBS Commercial Mortgage Trust
386,212	Series 2014-C22(b)(n)	0.17%	09/15/2057	45
	WHARF Commercial Mortgage Trust
500,000	Series 2025-DC(b)(i)	7.21%	07/15/2030	503,567
	Willis Engine Structured Trust V
685,556	Series 2020-A(i)	3.23%	03/15/2028	663,238
	Willis Engine Structured Trust VI
1,104,472	Series 2021-A(i)	7.39%	05/15/2029	1,089,849
				174,622,149
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $228,124,566)				201,593,369

U.S. GOVERNMENT BONDS AND NOTES - 5.68%
United States - 5.68%
5,000,000	U.S. Treasury Bonds	0.63%	05/15/2030	4,380,469
13,000,000	U.S. Treasury Bonds	0.88%	11/15/2030	11,333,359
3,000,000	U.S. Treasury Bonds	1.13%	05/15/2040	1,890,820
5,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	3,181,125
2,200,000	U.S. Treasury Bonds	1.38%	11/15/2040	1,417,840
6,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	4,436,125
9,550,000	U.S. Treasury Bonds	1.75%	08/15/2041	6,387,868
3,450,000	U.S. Treasury Bonds	1.25%	05/15/2050	1,638,346
12,700,000	U.S. Treasury Bonds	1.38%	08/15/2050	6,212,830
4,900,000	U.S. Treasury Bonds	1.88%	02/15/2051	2,721,797
2,800,000	U.S. Treasury Bonds	4.25%	08/15/2054	2,508,406
983,808	U.S. Treasury Inflation Indexed Bonds(o)	0.38%	07/15/2027	983,792
4,800,000	U.S. Treasury Notes	0.75%	01/31/2028	4,540,781
3,000,000	U.S. Treasury Notes	0.63%	08/15/2030	2,605,723
1,273,506	United States Treasury Inflation Indexed Bonds(o)	1.63%	10/15/2027	1,293,678

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,002,014	United States Treasury Inflation Indexed Bonds(o)	0.50%	01/15/2028	$994,517
				56,527,476
TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $57,208,550)				56,527,476
MORTGAGE-BACKED SECURITIES - 5.61%
United States - 5.61%
	Fannie Mae Pool
1,437,963	Series 2021-	2.00%	05/01/2051	1,186,710
2,492,880	Series 2021-	2.50%	08/01/2051	2,147,408
2,187,861	Series 2023-	2.50%	03/01/2052	1,879,325
2,100,149	Series 2023-	2.50%	04/01/2052	1,803,310
1,208,821	Series 2023-	5.50%	06/01/2053	1,235,399
2,758,000	Series 2024-	4.97%	07/01/2031	2,786,423
1,791,592	Series 2024-	3.00%	07/01/2052	1,595,761
1,590,212	Series 2024-	5.50%	03/01/2054	1,622,506
1,635,903	Series 2024-	5.50%	06/01/2054	1,678,888
890,814	Series 2024-	6.00%	08/01/2054	925,533
1,475,958	Series 2025-	4.48%	06/01/2030	1,478,564
1,429,996	Series 2025-	5.11%	01/01/2032	1,463,895
1,428,148	Series 2025-	5.48%	04/01/2041	1,503,483
1,725,389	Series 2025-	2.50%	06/01/2052	1,463,028
3,008,889	Series 2025-	6.00%	06/01/2054	3,103,717
766,806	Series 2025-	6.00%	10/01/2054	791,438
2,062,682	Series 2025-	5.50%	09/01/2055	2,087,545
	Freddie Mac Pool
1,399,154	Series 2021-	2.00%	05/01/2051	1,138,089
2,190,744	Series 2022-	3.00%	03/01/2052	1,958,386
1,741,651	Series 2022-	2.50%	04/01/2052	1,498,287
1,415,647	Series 2022-	5.00%	12/01/2052	1,403,886
797,540	Series 2023-	2.00%	02/01/2052	658,489
1,175,401	Series 2023-	5.50%	04/01/2053	1,203,746
1,269,478	Series 2023-	5.00%	05/01/2053	1,266,797
1,190,883	Series 2023-	6.00%	11/01/2053	1,238,223
931,256	Series 2024-	5.00%	11/01/2053	922,754
1,765,518	Series 2024-	5.50%	02/01/2054	1,806,667
906,878	Series 2025-	6.00%	12/01/2054	933,942
1,950,055	Series 2025-	6.00%	04/01/2055	2,002,242
1,112,042	Series 2025-	5.50%	04/01/2055	1,137,307
	Ginnie Mae I Pool
2,287,078	Series 2012-	3.50%	09/15/2042	2,138,333
	Ginnie Mae II Pool
2,226,577	Series 2021-	3.00%	11/20/2051	1,976,683
1,848,587	Series 2022-	3.00%	04/20/2052	1,637,598

See Notes to Financial Statements and Financial Highlights.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,703,743	Series 2025-	2.50%	10/20/2050	$1,453,502
1,213,215	Series 2025-	3.00%	05/20/2051	1,088,316
1,936,914	Series 2025-	2.50%	03/20/2052	1,669,912
				55,886,092
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $55,720,274)				55,886,092

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 32.46%
United States - 32.46%
	Alternative Loan Trust
105,916	Series 2005-20CB	5.50%	07/25/2035	82,812
54,121	Series 2005-54CB	5.50%	11/25/2035	27,894
498,823	Series 2005-85CB(b)	1M CME TERM SOFR + 1.21%	02/25/2036	380,583
105,344	Series 2005-85CB(b)	21.21% - 1M CME TERM SOFR	02/25/2036	83,025
164,504	Series 2005-86CB	5.50%	02/25/2036	89,630
102,313	Series 2005-9CB(b)	1M CME TERM SOFR + 0.61%	05/25/2035	90,605
181,707	Series 2005-9CB(b)(n)	4.94% - 1M CME TERM SOFR	05/25/2035	8,736
1,004,474	Series 2006-15CB	6.50%	06/25/2036	447,256
89,564	Series 2006-30T1	6.25%	11/25/2036	64,718
88,264	Series 2006-32CB	5.50%	11/25/2036	44,638
220,734	Series 2006-36T2(b)	27.53% - 1M CME TERM SOFR	12/25/2036	128,075
781,221	Series 2007-19	6.00%	08/25/2037	352,377
2,563,151	Series 2007-20	6.25%	08/25/2047	1,320,389
711,792	Series 2007-23CB(b)	1M CME TERM SOFR + 0.61%	09/25/2037	237,611
679,643	Series 2007-23CB(b)(n)	6.39% - 1M CME TERM SOFR	09/25/2037	104,020
	American Home Mortgage Investment Trust
157,985	Series 2007-A(i)(m)	6.60%	01/25/2037	21,294
	Banc of America Funding
1,273,521	Series 2014-R8(b)(i)	1M CME TERM SOFR + 0.35%	06/26/2036	1,045,099
	Banc of America Funding Trust
23,396	Series 2006-2	5.50%	03/25/2036	23,348
	BCAP, LLC Trust
93,371	Series 2007-AA2(b)	7.50%	04/25/2037	44,366
60,580	Series 2007-AA2	6.00%	04/25/2037	25,766
4,597,224	Series 2010-RR6(b)(i)	2.76%	07/26/2036	2,052,422

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Bear Stearns ALT-A Trust
$644,913	Series 2006-6(b)	4.13%	11/25/2036	$271,701
	Bear Stearns Asset-Backed Securities Trust
1,046,049	Series 2006-AC1(m)	6.25%	02/25/2036	459,477
	Bear Stearns Structured Products, Inc.
6,785,254	Series 2008-R2(b)(i)	4.11%	06/25/2047	5,805,376
	Chase Mortgage Finance Trust
3,035,266	Series 2007-S2	6.00%	03/25/2037	1,541,145
323,759	Series 2007-S3	5.50%	05/25/2037	3
4,295,637	Series 2007-S4	6.00%	06/25/2037	1,578,624
	ChaseFlex Trust Series
2,796,192	Series 2007-M1(b)	1M CME TERM SOFR + 0.57%	08/25/2037	2,330,475
	Citicorp Mortgage Securities Trust
244,904	Series 2007-1	6.00%	01/25/2037	227,268
	Citigroup Mortgage Loan Trust
104,648	Series 2009-12(i)	5.50%	11/25/2035	80,444
115,497	Series 2009-4(b)(i)	5.50%	05/25/2035	111,415
	CitiMortgage Alternative Loan Trust
244,841	Series 2007-A1	6.00%	01/25/2037	221,969
48,229	Series 2007-A1(b)(n)	5.29% - 1M CME TERM SOFR	01/25/2037	3,493
33,750	Series 2007-A3(b)	6.00%	03/25/2037	29,962
77,669	Series 2007-A3(b)(n)	5.29% - 1M CME TERM SOFR	03/25/2037	5,592
250,531	Series 2007-A6	5.50%	06/25/2037	223,408
	Connecticut Avenue Securities Trust
2,752,762	Series 2019-R05(b)(i)	30D US SOFR + 4.21%	07/25/2039	2,775,630
4,250,000	Series 2022-R02(b)(i)	30D US SOFR + 7.65%	01/25/2027	4,438,703
3,685,000	Series 2022-R03(b)(i)	30D US SOFR + 9.85%	03/25/2042	3,970,149
4,125,000	Series 2023-R06(b)(i)	30D US SOFR + 3.90%	07/25/2043	4,313,026
5,000,000	Series 2024-R03(b)(i)	30D US SOFR + 2.80%	03/25/2044	5,181,935
	Countrywide Home Loan Mortgage Pass-Through Trust
823,674	Series 2005-HYB7(b)	4.39%	11/20/2035	775,507
17,144	Series 2005-J4	5.50%	11/25/2035	14,029
1,115,214	Series 2006-18	6.00%	12/25/2036	562,122

See Notes to Financial Statements and Financial Highlights.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$121,963	Series 2007-17	6.00%	10/25/2037	$82,508
200,528	Series 2007-3	6.00%	04/25/2037	88,843
212,701	Series 2007-7	5.75%	06/25/2037	93,936
	Credit Suisse First Boston Mortgage Securities Corp.
36,191	Series 2005-10	5.50%	11/25/2035	25,307
12,602	Series 2005-8	5.50%	08/25/2025	6,615
4,023,015	Series 2005-9	6.00%	10/25/2035	1,047,011
	Credit Suisse Mortgage Capital Certificates
1,642,175	Series 2006-2	5.75%	03/25/2036	790,815
	Csmc 2021-Nqm6 Trust
900,000	Series 2021-NQM6(b)(i)	2.58%	07/25/2066	651,065
	CSMC Mortgage-Backed Trust
144,557	Series 2006-1	6.00%	02/25/2036	36,117
13,043	Series 2006-4	5.50%	03/25/2038	7,664
768,513	Series 2006-5	6.25%	06/25/2036	109,907
49,997	Series 2006-9	6.00%	11/25/2036	26,705
3,156	Series 2007-2	5.00%	03/25/2037	2,367
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
123,929	Series 2005-6(b)(n)	4.97% - 1M CME TERM SOFR	12/25/2035	7,119
54,374	Series 2005-6(b)	1M CME TERM SOFR + 1.51%	12/25/2035	44,166
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
70,004	Series 2006-PR1(b)(i)	11.96% - 1M CME TERM SOFR	04/15/2036	66,045
	EFMT
1,000,000	Series 2025-INV2(b)(i)	7.50%	05/26/2070	993,989
4,969,000	Series 2025-INV3(b)(i)	7.58%	07/25/2029	4,896,512
1,000,000	Series 2025-INV4(b)(i)	6.00%	09/25/2029	1,007,303
6,770,000	Series 2025-INV5(b)(i)	7.20%	11/25/2029	6,717,891
	Fannie Mae Interest Strip
4,572,466	Series 2014-419(n)	3.50%	04/25/2044	639,426
14,876,313	Series 2023-437(n)	1.50%	05/25/2037	792,015
	Fannie Mae Pool
3,268,205	Series 2021-	3.00%	10/01/2046	2,952,363
1,554,533	Series 2021-	3.00%	12/01/2048	1,395,700
1,231,294	Series 2022-	5.00%	07/01/2052	1,221,253
	Fannie Mae REMICS
3,966,232	Series 2014-1(b)(n)	5.79% - 30D US SOFR	02/25/2044	402,470
4,386,661	Series 2015-54(b)(n)	6.04% - 30D US SOFR	07/25/2045	475,113

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$7,807,973	Series 2020-74(b)(n)	4.10% - 30D US SOFR	10/25/2050	$327,227
8,118,290	Series 2020-75(n)	2.50%	11/25/2050	1,269,751
16,103,476	Series 2020-77(b)(n)	4.10% - 30D SOFR	11/25/2050	683,076
8,457,471	Series 2020-96(n)	3.00%	01/25/2051	1,412,905
12,184,889	Series 2021-56(n)	2.50%	09/25/2051	1,403,901
10,093,549	Series 2022-22	2.50%	05/25/2052	7,074,755
14,143,490	Series 2024-22(n)	2.50%	11/25/2050	2,251,772
15,581,854	Series 2024-61	1.75%	12/25/2051	8,550,377
	Federal Home Loan Mortgage Corp. Pool
70,183	Series Pool #G01840	5.00%	07/01/2035	71,123
30,311	Series Pool #G04817	5.00%	09/01/2038	30,688
	Federal Home Loan Mortgage Corp. REMICS
315,068	Series 2003-2722(b)	9.76% - 30D US SOFR	12/15/2033	329,194
518,620	Series 2006-3244(b)(n)	6.55% - 30D US SOFR	11/15/2036	44,787
28,288	Series 2007-3261(b)(n)	6.32% - 30D US SOFR	01/15/2037	2,585
28,951	Series 2007-3262(b)(n)	6.29% - 30D US SOFR	01/15/2037	1,763
246,073	Series 2007-3301(b)(n)	5.99% - 30D US SOFR	04/15/2037	19,527
175,317	Series 2007-3303(b)(n)	5.99% - 30D US SOFR	04/15/2037	13,633
48,048	Series 2007-3382(b)(n)	5.89% - 30D US SOFR	11/15/2037	3,095
150,727	Series 2007-3384(b)(n)	6.20% - 30D US SOFR	08/15/2036	11,050
46,607	Series 2007-3384(b)(n)	6.28% - 30D US SOFR	11/15/2037	3,348
14,491	Series 2008-3417(b)(n)	6.07% - 30D US SOFR	02/15/2038	1,080
660,215	Series 2008-3423(b)(n)	5.89% - 30D US SOFR	03/15/2038	2,572
57,006	Series 2008-3423(b)(n)	5.54% - 30D US SOFR	03/15/2038	3,812
440,481	Series 2009-3510(b)(n)	6.64% - 30D US SOFR	02/15/2037	37,120
151,564	Series 2009-3523(b)(n)	5.89% - 30D US SOFR	04/15/2039	10,614
26,619	Series 2009-3524(b)(n)	3.20%	06/15/2038	25,491
2,462	Series 2009-3549(b)(n)	5.69% - 30D US SOFR	07/15/2039	185

See Notes to Financial Statements and Financial Highlights.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$181,935	Series 2009-3560(b)(n)	6.29% - 30D US SOFR	11/15/2036	$10,205
101,517	Series 2010-3641	4.50%	03/15/2040	100,822
152,762	Series 2010-3726(b)(n)	5.94% - 30D US SOFR	09/15/2040	13,901
447,496	Series 2010-3728(b)(n)	4.34% - 30D US SOFR	09/15/2040	13,419
131,883	Series 2010-3779	3.50%	12/15/2030	130,065
27,425	Series 2010-3779	4.00%	12/15/2030	27,202
27,133	Series 2011-3786(b)	9.27% - 30D US SOFR	01/15/2041	20,526
315,108	Series 2011-3815(b)(n)	5.74% - 30D US SOFR	02/15/2041	22,153
152,761	Series 2011-3824(b)(n)	6.99% - 30D US SOFR	08/15/2036	16,930
288,224	Series 2011-3864(b)	8.97% - 30D US SOFR	05/15/2041	238,885
166,829	Series 2011-3872(b)(n)	5.84% - 30D US SOFR	06/15/2041	12,356
649,632	Series 2011-3924(b)(n)	5.89% - 30D US SOFR	09/15/2041	34,747
1,090,950	Series 2012-3(b)(n)	5.84% - 30D US SOFR	02/25/2042	95,051
301,849	Series 2013-4170(b)	3.94 - 30D US SOFR	01/15/2033	273,279
2,097,207	Series 2013-4239(j)	0.00%	07/15/2043	1,305,334
	Federal National Mortgage Association Pool
17,868	Series Pool #555743	5.00%	09/01/2033	17,996
23,082	Series Pool #735382	5.00%	04/01/2035	23,268
65,191	Series Pool #735383	5.00%	04/01/2035	65,750
40,999	Series Pool #735484	5.00%	05/01/2035	41,355
15,394	Series Pool #AH4437	4.00%	01/01/2041	14,745
	Federal National Mortgage Association REMICS
77,188	Series 2006-101(b)(n)	6.47% - 30D US SOFR	10/25/2036	9,301
237,980	Series 2006-123(b)(n)	6.21% - 30D US SOFR	01/25/2037	19,436
934,426	Series 2006-92(b)(n)	6.47% - 30D US SOFR	10/25/2036	70,591
33,520	Series 2007-102(b)(n)	6.29% - 30D US SOFR	11/25/2037	2,797
31,669	Series 2007-108(b)(n)	6.25% - 30D US SOFR	12/25/2037	2,109

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$4,499	Series 2007-30(b)(n)	6.00% - 30D US SOFR	04/25/2037	$310
178,309	Series 2007-38(b)(n)	5.97% - 30D US SOFR	05/25/2037	10,475
4,227	Series 2007-51(b)(n)	5.99% - 30D US SOFR	06/25/2037	270
157,471	Series 2007-57(b)(n)	6.51% - 30D US SOFR	10/25/2036	13,730
32,110	Series 2007-68(b)(n)	6.54% - 30D US SOFR	07/25/2037	2,875
275,251	Series 2008-3(b)(n)	6.35% - 30D US SOFR	02/25/2038	21,340
21,067	Series 2008-56(b)(n)	5.95% - 30D US SOFR	07/25/2038	853
8,818	Series 2008-81	5.50%	09/25/2038	9,102
82,084	Series 2009-111	5.00%	01/25/2040	82,943
39,819	Series 2009-111(b)(n)	6.14% - 30D US SOFR	01/25/2040	3,195
284,720	Series 2009-12(b)(n)	6.49% - 30D US SOFR	03/25/2036	15,479
10,517	Series 2009-28(b)(n)	5.89% - 30D US SOFR	04/25/2037	601
57,614	Series 2009-41	4.50%	06/25/2039	57,038
24,676	Series 2009-42(b)(n)	5.89% - 30D US SOFR	06/25/2039	2,035
54,435	Series 2009-47(b)(n)	5.99% - 30D US SOFR	07/25/2039	2,708
20,847	Series 2009-62(b)(n)	5.99% - 30D US SOFR	08/25/2039	515
20,084	Series 2009-68(b)(n)	5.14% - 30D US SOFR	09/25/2039	1,129
40,401	Series 2010-11(b)(n)	4.69% - 30D US SOFR	02/25/2040	1,048
52,392	Series 2010-115(b)(n)	6.49% - 30D US SOFR	11/25/2039	4,656
614,113	Series 2010-115(b)(n)	5.89% - 30D US SOFR	10/25/2040	54,822
1,505,341	Series 2010-123(b)(n)	5.94% - 30D US SOFR	11/25/2040	139,827
233,127	Series 2010-15(b)(n)	4.84% - 30D US SOFR	03/25/2040	10,154
14,807	Series 2010-34(b)(n)	4.82% - 30D US SOFR	04/25/2040	705
14,761	Series 2010-4(b)(n)	6.12% - 30D US SOFR	02/25/2040	1,261

See Notes to Financial Statements and Financial Highlights.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$30,478	Series 2010-58(b)	12.18% - 30D US SOFR	06/25/2040	$27,680
857,562	Series 2010-75	4.50%	07/25/2040	849,959
64,129	Series 2010-9(b)(n)	4.64% - 30D US SOFR	02/25/2040	2,033
13,077	Series 2010-9(b)(n)	5.19% - 30D US SOFR	02/25/2040	735
3,771	Series 2010-90(b)(n)	5.89% - 30D US SOFR	08/25/2040	285
1,120,982	Series 2012-106(b)(n)	6.05% - 30D US SOFR	10/25/2042	85,372
262,964	Series 2012-124(b)	7.59% - 30D US SOFR	11/25/2042	176,938
81,666	Series 2012-29(b)(n)	5.89% - 30D US SOFR	04/25/2042	5,701
233,803	Series 2012-32(n)	5.00%	04/25/2042	48,088
1,116,069	Series 2012-65(b)(n)	5.87% - 30D US SOFR	06/25/2042	99,831
	First Horizon Alternative Mortgage Securities Trust
423,684	Series 2005-FA6	5.50%	09/25/2035	206,135
	First Horizon Mortgage Pass-Through Trust
416,200	Series 2007-AR3(b)	4.53%	11/25/2037	159,063
	Freddie Mac Pool
2,997,453	Series 2021-	2.00%	11/01/2050	2,497,017
1,251,272	Series 2022-	3.00%	03/01/2052	1,114,074
	Freddie Mac REMICS
1,394,369	Series 2011-3972(b)(n)	5.79% - 30D US SOFR	12/15/2041	116,189
1,739,566	Series 2020-5007(b)(n)	5.99% - 30D US SOFR	08/25/2050	211,543
8,680,220	Series 2020-5023(n)	3.00%	10/25/2050	1,424,396
3,465,300	Series 2020-5041(n)	2.00%	11/25/2050	462,812
16,976,343	Series 2020-5047(n)	2.50%	12/25/2050	2,563,085
9,241,928	Series 2020-5057(n)	3.00%	11/25/2050	1,472,691
10,187,535	Series 2021-5077(n)	3.00%	02/25/2051	1,552,770
6,489,545	Series 2021-5083	2.50%	03/25/2051	3,445,558
11,545,072	Series 2021-5156(n)	3.00%	02/25/2050	1,999,714
11,070,983	Series 2022-5195	2.50%	02/25/2052	7,204,181
2,729,462	Series 2023-5293(n)	2.50%	04/25/2051	420,155
18,032,806	Series 2023-5353(n)	2.50%	10/25/2051	2,086,805
7,403,476	Series 2024-5427	4.00%	05/25/2052	6,076,963
15,207,230	Series 2025-5531(n)	3.50%	06/25/2041	1,853,900
10,625,541	Series 2025-5531(n)	3.00%	06/25/2041	1,164,218
13,144,821	Series 2025-5531(n)	3.50%	09/25/2051	2,376,743

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$6,737,064	Series 2025-5547(n)	3.00%	04/25/2051	$1,196,376
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(b)(i)	30D US SOFR + 5.65%	12/25/2050	5,011,982
2,500,000	Series 2021-DNA1(b)(i)	30D US SOFR + 4.75%	01/25/2051	2,796,932
3,000,000	Series 2021-DNA2(b)(i)	30D US SOFR + 6.00%	08/25/2033	3,738,521
2,750,000	Series 2021-HQA2(b)(i)	30D US SOFR + 3.15%	12/25/2033	3,071,524
	GCAT
1,500,000	Series 2021-NQM4(b)(i)	2.47%	08/25/2066	1,015,804
	Ginnie Mae II Pool
1,186,856	Series 2021-	2.50%	11/20/2051	1,022,037
	Government National Mortgage Association
16,621	Series 2004-83(b)(n)	5.97% - 1M CME TERM SOFR	10/20/2034	618
16,637	Series 2008-67(b)(n)	5.89% - 1M CME TERM SOFR	08/20/2038	82
258,610	Series 2008-69(b)(n)	7.52% - 1M CME TERM SOFR	08/20/2038	8,411
27,148	Series 2009-10(b)(n)	6.54% - 1M CME TERM SOFR	02/16/2039	2,318
946,730	Series 2009-58(b)(n)	6.14% - 1M CME TERM SOFR	06/20/2039	59,551
541,475	Series 2009-75	5.00%	09/20/2039	553,460
1,290,376	Series 2010-121(b)(n)	5.89% - 1M CME TERM SOFR	09/20/2040	132,516
16,359	Series 2010-61(b)(n)	6.44% - 1M CME TERM SOFR	09/20/2039	882
16,340	Series 2010-98(b)(n)	5.00%	03/20/2039	122
5,562,839	Series 2010-H20(b)(n)	1.48%	10/20/2060	166,184
183,933	Series 2011-69(j)	0.00%	05/20/2041	148,445
389,877	Series 2011-71(b)(n)	5.29% - 1M CME TERM SOFR	05/20/2041	36,078
106,967	Series 2011-72(b)(n)	6.04% - 1M CME TERM SOFR	05/20/2041	9,727
605,706	Series 2011-89(b)(n)	5.34% - 1M CME TERM SOFR	06/20/2041	55,260
880,116	Series 2013-113(b)(n)	6.14% - 1M CME TERM SOFR	03/20/2043	37,610
2,221,892	Series 2013-122(b)(n)	5.99% - 1M CME TERM SOFR	08/16/2043	242,161
1,318,934	Series 2013-186(b)(n)	6.14% - 1M CME TERM SOFR	02/16/2043	89,547

See Notes to Financial Statements and Financial Highlights.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,346,283	Series 2014-156(b)(n)	6.14% - 1M CME TERM SOFR	10/20/2044	$144,679
2,679,262	Series 2014-4(b)(n)	5.99% - 1M CME TERM SOFR	01/16/2044	288,136
3,350,424	Series 2014-41(b)(n)	5.99% - 1M CME TERM SOFR	03/20/2044	335,997
1,010,432	Series 2014-5(b)(n)	6.04% - 1M CME TERM SOFR	07/20/2043	46,379
1,846,366	Series 2014-95(b)(n)	6.14% - 1M CME TERM SOFR	06/16/2044	130,128
4,274,775	Series 2016-H21(b)(n)	2.67%	09/20/2066	208,626
7,314,000	Series 2018-19	3.00%	02/20/2048	6,228,049
3,711,688	Series 2018-97(b)(n)	6.09% - 1M CME TERM SOFR	07/20/2048	436,096
7,795,361	Series 2019-22(b)(n)	5.49% - 1M CME TERM SOFR	02/20/2045	653,801
14,312,708	Series 2019-90(n)	3.00%	05/20/2048	2,278,330
3,587,688	Series 2019-92(b)(n)	5.99% - 1M CME TERM SOFR	07/20/2049	423,624
3,798,409	Series 2019-H18(b)(n)	1.78%	11/20/2069	240,996
7,128,421	Series 2020-112(b)(n)	6.14% - 1M CME TERM SOFR	08/20/2050	853,145
13,626,560	Series 2020-146(b)(n)	3.64 - 1M CME TERM SOFR	10/20/2050	376,594
10,461,604	Series 2020-146(b)(n)	6.19% - 1M CME TERM SOFR	10/20/2050	1,423,468
15,340,242	Series 2020-165(n)	2.50%	11/20/2050	2,318,650
9,830,883	Series 2020-167(b)(n)	3.64 - 1M CME TERM SOFR	11/20/2050	259,592
15,243,023	Series 2020-167(n)	2.50%	11/20/2050	2,218,055
13,184,799	Series 2020-173(n)	2.50%	11/20/2050	1,829,705
6,708,907	Series 2020-188(b)(n)	6.19% - 1M CME TERM SOFR	11/20/2050	861,350
14,383,986	Series 2020-188(n)	2.50%	12/20/2050	2,223,487
15,224,659	Series 2020-191(n)	3.50%	12/20/2050	2,888,465
12,784,769	Series 2021-1(n)	2.50%	01/20/2051	1,931,268
8,137,835	Series 2021-1(b)(n)	6.19% - 1M CME TERM SOFR	01/20/2051	1,070,842
8,079,361	Series 2021-107(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	253,681
10,080,568	Series 2021-116(n)	3.50%	03/20/2051	1,851,540
13,334,796	Series 2021-138(n)	3.00%	08/20/2051	1,631,610
10,151,913	Series 2021-160(n)	2.50%	06/20/2051	1,189,907
15,233,704	Series 2021-161(n)	3.00%	09/20/2051	1,787,014
18,628,291	Series 2021-177(n)	3.00%	10/20/2051	2,519,886
7,142,387	Series 2021-30(n)	2.50%	02/20/2051	1,024,679

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$16,318,223	Series 2021-52(b)(n)	0.72%	04/16/2063	$864,290
18,778,671	Series 2021-59(b)(n)	2.60% - 30D US SOFR	04/20/2051	79,009
10,513,751	Series 2021-7(n)	2.50%	01/20/2051	1,524,802
10,435,001	Series 2021-76(n)	3.00%	08/20/2050	1,764,724
11,948,134	Series 2021-77(n)	3.00%	07/20/2050	1,913,721
12,307,616	Series 2021-77(n)	2.50%	05/20/2051	1,561,012
9,608,963	Series 2021-77(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	280,865
4,854,099	Series 2021-89(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	147,899
7,357,742	Series 2021-97(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	220,962
23,228,044	Series 2021-97(b)(n)	2.60% - 30D US SOFR	06/20/2051	219,108
12,852,770	Series 2021-H08(b)(n)	0.23%	05/20/2071	393,391
29,934,062	Series 2022-1(b)(n)	2.65% - 30D US SOFR	01/20/2052	162,781
14,419,008	Series 2022-137(n)	3.00%	01/20/2052	1,863,344
18,311,004	Series 2022-174	3.50%	05/20/2051	15,583,303
16,118,426	Series 2022-174	3.00%	12/20/2051	12,910,959
19,315,202	Series 2022-207(n)	3.00%	08/20/2051	3,380,869
25,422,912	Series 2022-48(b)(n)	0.71%	01/16/2064	1,506,918
15,576,327	Series 2022-83(n)	2.50%	11/20/2051	2,215,985
11,863,494	Series 2024-48(n)	2.50%	10/20/2051	1,703,117
14,096,343	Series 2024-61	3.50%	04/20/2054	11,433,829
14,129,903	Series 2025-48(n)	2.50%	06/20/2051	1,878,045
18,691,305	Series 2025-59(n)	2.50%	06/20/2051	2,782,107
16,348,309	Series 2025-62(n)	2.50%	10/20/2051	2,037,084
	GS Mortgage-Backed Securities Corp. Trust
1,454,000	Series 2025-NQM6(b)(i)	6.60%	11/25/2029	1,461,001
687,000	Series 2025-NQM6(b)(i)	7.42%	11/25/2029	686,068
	GSR Mortgage Loan Trust
872,363	Series 2006-2F	5.25%	02/25/2036	304,468
1,433,969	Series 2007-2F	6.00%	03/25/2037	673,541
627,159	Series 2007-AR2(b)	4.24%	05/25/2037	328,861
	Impac CMB Trust
55,644	Series 2004-10(b)	1M CME TERM SOFR + 0.81%	03/25/2035	51,268
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(b)(i)	3.45%	01/25/2057	793,225
	IndyMac IMJA Mortgage Loan Trust
948,342	Series 2007-A1	6.00%	08/25/2037	329,750

See Notes to Financial Statements and Financial Highlights.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	IndyMac IMSC Mortgage Loan Trust
$4,704,638	Series 2007-F2	6.50%	07/25/2037	$1,364,257
	JP Morgan Alternative Loan Trust
134,626	Series 2005-S1	6.00%	12/25/2035	87,532
11,770	Series 2006-S3(m)	6.62%	08/25/2036	13,050
	JP Morgan Mortgage Trust
740,819	Series 2007-S3	6.00%	07/25/2037	299,142
	JP Morgan Resecuritization Trust
405,541	Series 2011-1(b)(i)	6.00%	06/26/2037	336,497
1,470,051	Series 2014-6(b)(i)	1M CME TERM SOFR + 0.32%	07/27/2046	1,445,364
	Lehman Mortgage Trust
356,436	Series 2006-6	5.50%	10/25/2036	224,615
3,841,019	Series 2006-7(b)	1M CME TERM SOFR + 0.36%	11/25/2036	221,989
3,841,019	Series 2006-7(b)(n)	7.64% - 1M CME TERM SOFR	11/25/2036	217,642
1,170,095	Series 2006-8(b)	1M CME TERM SOFR + 0.53%	12/25/2036	218,340
1,170,095	Series 2006-8(b)(n)	6.47% - 1M CME TERM SOFR	12/25/2036	128,569
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	57,281
	Morgan Stanley Mortgage Loan Trust
713,490	Series 2005-3AR(b)	5.05%	07/25/2035	579,876
2,034,709	Series 2006-11	6.00%	08/25/2036	1,162,625
458,775	Series 2006-7(b)	5.04%	06/25/2036	228,286
556,141	Series 2006-7	6.00%	06/25/2036	226,611
	New Residential Mortgage Loan Trust
2,000,000	Series 2025-NQM5(b)(i)	7.40%	08/25/2065	1,974,726
	Nomura Asset Acceptance Corp. Alternative Loan Trust
877,924	Series 2005-AP3(b)	5.32%	08/25/2035	374,600
	OBX
600,000	Series 2025-NQM23(b)(i)	5.67%	12/25/2029	600,075
	PR Mortgage Loan Trust
4,607,705	Series 2014-1(b)(i)	5.85%	09/25/2047	4,275,222
	PRPM
800,000	Series 2025-NQM6(b)(i)	6.96%	12/25/2070	794,272
	PRPM LLC
3,400,000	Series 2025-7(i)(m)	7.45%	08/25/2028	3,404,627
6,500,000	Series 2025-8(i)(m)	7.20%	10/25/2028	6,504,752

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Residential Accredit Loans, Inc.
$3,026,397	Series 2006-QA5(b)	1M CME TERM SOFR + 0.55%	07/25/2036	$949,730
883,906	Series 2006-QS10	6.50%	08/25/2036	789,632
234,681	Series 2006-QS6	6.00%	06/25/2036	192,789
548,497	Series 2006-QS7	6.00%	06/25/2036	437,902
28,836	Series 2006-QS7(b)	1M CME TERM SOFR + 0.51%	06/25/2036	20,830
38,031	Series 2006-QS8(b)	1M CME TERM SOFR + 0.56%	08/25/2036	29,543
114,094	Series 2006-QS8(b)(n)	5.44% - 1M CME TERM SOFR	08/25/2036	7,897
3,834	Series 2007-QS6(b)	54.05% - 1M CME TERM SOFR	04/25/2037	5,613
338,819	Series 2007-QS9	6.50%	07/25/2037	278,859
157,893	Series 2008-QR1	6.00%	08/25/2036	129,176
	Residential Asset Securitization Trust
379,123	Series 2006-A1	6.00%	04/25/2036	160,866
862,892	Series 2006-A2	6.00%	05/25/2036	308,068
896,502	Series 2006-A6	6.50%	07/25/2036	220,349
243,132	Series 2006-A8	6.00%	08/25/2036	165,187
148,816	Series 2006-A8	6.50%	08/25/2036	38,857
315,026	Series 2006-A8(b)(n)	5.79% - 1M CME TERM SOFR	08/25/2036	23,885
1,319,289	Series 2007-A1	6.00%	03/25/2037	399,135
54,901	Series 2007-A6	6.00%	06/25/2037	26,923
2,516,404	Series 2007-A7	6.00%	07/25/2037	896,799
	Residential Funding Mortgage Securities I Trust
254,369	Series 2006-S3	5.50%	03/25/2036	202,722
58,147	Series 2006-S6	6.00%	07/25/2036	50,193
167,737	Series 2007-S3	6.00%	03/25/2037	120,064
90,246	Series 2007-S6	6.00%	06/25/2037	71,303
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(b)(i)	4.67%	01/26/2060	3,018,031
	Sequoia Mortgage Trust
699,103	Series 2007-3(b)	4.38%	07/20/2037	534,908
	Structured Asset Securities Corp.
105,372	Series 2005-RF1(b)(i)	1M CME TERM SOFR + 0.46%	03/25/2035	94,539
105,372	Series 2005-RF1(b)(i)(n)	0.63%	03/25/2035	441
	TBW Mortgage-Backed Trust
1,393,347	Series 2006-2	7.00%	07/25/2036	193,481
	Verus Securitization Trust
1,500,000	Series 2021-4(b)(i)	2.20%	07/25/2066	1,071,374

See Notes to Financial Statements and Financial Highlights.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,400,000	Series 2021-6(b)(i)	4.05%	10/25/2066	$1,172,627
2,000,000	Series 2021-7(b)(i)	4.19%	10/25/2066	1,538,545
1,000,000	Series 2024-5(b)(i)	7.80%	06/25/2069	1,010,297
1,000,000	Series 2024-7(b)(i)	7.80%	09/25/2069	1,001,822
1,196,000	Series 2025-11(b)(i)	7.22%	11/25/2070	1,194,550
3,474,000	Series 2025-12(b)(i)	6.56%	12/25/2070	3,502,598
5,639,000	Series 2025-12(b)(i)	7.10%	12/25/2070	5,578,307
1,600,000	Series 2025-4(b)(i)	7.45%	05/25/2070	1,621,990
2,121,000	Series 2025-6(b)(i)	7.34%	07/25/2029	2,114,906
2,100,000	Series 2025-9(b)(i)	7.37%	10/27/2070	2,092,965
1,183,000	Series 2025-R2(b)(i)	5.90%	07/25/2067	1,171,381
2,500,000	Series 2026-1(b)(i)	6.95%	01/25/2071	2,453,380
	Wachovia Mortgage Loan Trust, LLC Series Trust
39,331	Series 2005-B(b)	6.74%	10/20/2035	38,162
	Washington Mutual Alternative Mortgage Pass-Through Certificates
30,587	Series 2005-9	5.50%	11/25/2035	25,179
264,419	Series 2006-5	6.00%	07/25/2036	188,551
	Wells Fargo Alternative Loan Trust
157,543	Series 2007-PA2(b)	1M CME TERM SOFR + 0.54%	06/25/2037	138,639
157,543	Series 2007-PA2(b)(n)	5.96% - 1M CME TERM SOFR	06/25/2037	15,775
169,896	Series 2007-PA3	6.25%	07/25/2037	150,165
				323,054,819
TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $382,680,457)				323,054,819

Shares/Description		Value
Warrants - 0.00%(c)
United States - 0.00%(c)
64,870	PERSHING SQUARE SPARC HOLDINGS, Strike Price 0.01, Expires 12/31/2049(f)	$–

TOTAL WARRANTS
(Cost $0)		–

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Shares/Description		Value
Short-Term Investments - 1.99%
Money Market Fund - 1.99%
19,767,996	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.60%)	$19,767,996

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,767,996)		19,767,996

TOTAL INVESTMENTS - 99.33%
(Cost $1,087,774,168)		$988,675,224
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.67%		6,670,051
NET ASSETS - 100.00%		$995,345,275

Investment Abbreviations:

CME- Chicago Mercantile Exchange

LLC - Limited Liability Company

LP - Limited Partnership

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate Data

SOFRINDX- US SOFR Secured Overnight Financing Rate Compounded Index

TI - Treasury Index

Rates:

1M CME SOFR - 1 Month CME SOFR as of March 31, 2026 was 3.67%

3M CME SOFR - 3 Month CME SOFR as of March 31, 2026 was 3.68%

SOFRINDX- SOFRINDX as of March 31, 2026 was 1.24%

1D SOFR - 1Day SOFR as of March 31, 2026 was 3.68%

30D SOFR - 30 Day SOFR as of March 31, 2026 was 3.65%

1Y US TI - 1 Year TI as of March 31, 2026 was 3.68%

5Y US TI - 5 Year TI as of March 31, 2026 was 3.92%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Less than 0.005%.
(d)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

(e)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(f)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(g)	Affiliated company. See Notes to Financial Statements.
(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2026, the aggregate fair value of those securities was $7,780,716, representing 0.78% of net assets.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $342,271,806, which represents approximately 34.39% of net assets as of March 31, 2026.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Pay-in-kind securities. Rate paid in-kind is shown in parentheses.
(l)	Security is currently in default.
(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2026.
(n)	Interest only securities.
(o)	Principal amount of security is adjusted for inflation.

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury
Note Futures	(145)	June 2026	$16,459,766	$301,013
US 5Yr Note Future	(20)	June 2026	2,163,594	27,100
US Long Bond Future	(92)	June 2026	10,476,500	287,299
US Ultra T-Bond	(110)	June 2026	12,821,875	371,006
			$41,921,735	$986,418

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Over-the-Counter Total Return Bullet Swap Contracts:

Reference Entity/Obligation	Counterparty	Pay Notional Amount	Financing Rate	Termination Date	Receive Notional Amount	Value and Unrealized Appreciation / (Depreciation)
Carlyle Secured Lending, Inc.	TD Cowen	$5,796,000	OBFR + 0.45%	1/24/28	$4,923,000	$(873,000)
FS Specialty Lending Fund.	TD Cowen	3,077,500	OBFR + 0.45%	1/24/28	3,127,500	50,000
Morgan Stanley Direct Lending Fund.	TD Cowen	5,699,400	OBFR + 0.45%	1/24/28	4,816,200	(883,200)
Oaktree Specialty Lending Corp.	TD Cowen	2,662,020	OBFR + 0.45%	1/24/28	2,339,100	(322,920)
		$17,234,920			$15,205,800	$(2,029,120)

See Notes to Financial Statements and Financial Highlights.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Shares/Description		Value
Closed-End Funds - 2.22%
United States - 2.22%
101,370	BlackRock Corporate High Yield Fund, Inc.	$863,672
59,882	Saba Capital Income & Opportunities Fund	403,605

TOTAL CLOSED-END FUNDS

(Cost $1,315,386)		1,267,277

Common Stocks - 2.09%
United States - 2.09%
22,000	Blue Owl Capital Corp.	243,320
25,000	Blue Owl Technology Finance Corp.	309,750
8,495	FS KKR Capital Corp.	86,479
20,000	Morgan Stanley Direct Lending Fund	279,200
15,000	Oaktree Specialty Lending Corp.	169,500
3,304	PHI Group, Inc.(a)	107,083

TOTAL COMMON STOCKS

(Cost $1,289,598)		1,195,332

Principle Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 90.08%
Australia - 0.92%
$20,000	Mineral Resources, Ltd.(b)	9.25%	10/01/2028	20,740
330,000	Mineral Resources, Ltd.(b)	8.50%	05/01/2030	339,523
185,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(b)	5.00%	01/27/2030	166,281
				526,544
Canada - 2.15%
265,000	1261229 BC, Ltd.(b)	10.00%	04/15/2032	271,543
90,000	Bombardier, Inc.(b)	8.75%	11/15/2030	95,831
30,000	Bombardier, Inc.(b)	7.25%	07/01/2031	31,475
90,000	Bombardier, Inc.(b)	7.00%	06/01/2032	93,518
120,000	Bombardier, Inc.(b)	6.75%	06/15/2033	124,075
110,000	Cascades, Inc./Cascades USA, Inc.(b)	5.38%	01/15/2028	108,966
123,000	Dye & Durham, Ltd.(b)	8.63%	04/15/2029	103,064
15,000	Garda World Security Corp.(b)	6.50%	01/15/2031	15,219
170,000	Garda World Security Corp.(b)	8.38%	11/15/2032	170,265
205,000	goeasy, Ltd.(b)	9.25%	12/01/2028	190,855
25,000	Precision Drilling Corp.(b)	6.88%	01/15/2029	25,200
				1,230,011

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	57

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
Finland - 0.46%
$225,000	Mehilainen Yhtiot Oy(b)	5.13%	06/30/2032	$259,852

France - 2.86%
248	Altice France SA(c)			4,221
113,820	Altice France SA(b)	6.50%	10/15/2031	108,067
259,662	Altice France SA(b)	6.50%	04/15/2032	246,262
221,000	Betclic Everest Group SAS(b)	5.13%	12/10/2031	252,621
100,000	CAB SELAS(d)	3.38%	02/01/2028	112,384
65,000	Constellium SE(b)	6.38%	08/15/2032	65,754
220,000	Forvia SE	5.50%	06/15/2031	252,430
220,000	Opal Bidco SAS(b)	5.50%	03/31/2032	249,083
200,000	Roquette Freres SA(e)(f)		Perpetual Maturity	230,325
100,000	Valeo SE	4.63%	03/23/2032	111,860
				1,633,007
Germany - 3.78%
240,000	APCOA GmbH(b)(e)	3M EUR L + 3.25%	04/15/2031	270,160
100,000	Cheplapharm Arzneimittel GmbH(d)	7.50%	05/15/2030	116,774
100,000	Cheplapharm Arzneimittel GmbH(b)	7.13%	06/15/2031	116,086
151,000	CT Investment GmbH(d)	6.38%	04/15/2030	175,721
200,000	CTEC II GmbH(d)	5.25%	02/15/2030	209,662
205,000	Dynamo Newco II GmbH(d)	6.25%	10/15/2031	211,329
112,000	Motel One GmbH/Muenchen(d)	7.75%	04/02/2031	134,783
200,000	Schaeffler AG	4.50%	05/12/2032	222,506
171,000	Techem Verwaltungsgesellschaft 675 mbH(d)	4.63%	07/15/2032	192,502
223,000	TUI Cruises GmbH(d)	5.00%	05/15/2030	251,468
235,000	WEPA Hygieneprodukte GmbH	4.50%	11/30/2032	259,015
				2,160,006
Great Britain - 4.60%
225,000	Ardonagh Finco, Ltd.(d)	6.88%	02/15/2031	258,571
130,000	California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC(b)	5.63%	02/15/2032	145,632
100,000	CD&R Firefly Bidco PLC(b)	8.63%	04/30/2029	135,068
217,000	Deuce Finco PLC(b)	7.00%	11/20/2031	283,485
217,000	Entain PLC	4.88%	11/30/2031	246,837
205,000	Heathrow Finance PLC	6.63%	03/01/2031	269,645
335,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(b)	8.13%	02/15/2032	314,185
200,000	INEOS Finance PLC(b)	7.50%	04/15/2029	194,210
128,000	INEOS Quattro Finance 2 PLC(d)	6.75%	04/15/2030	114,413
105,000	INEOS Quattro Finance 2 PLC(b)	6.75%	04/15/2030	93,854
105,000	Miller Homes Group Finco PLC(b)(e)	3M EUR L + 4.25%	10/15/2030	120,147
40,000	Virgin Media Finance PLC(b)	5.00%	07/15/2030	32,822

See Notes to Financial Statements and Financial Highlights.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$225,000	Vmed O2 UK Financing I PLC(b)	4.75%	07/15/2031	$193,822
210,000	Vmed O2 UK Financing I PLC(d)	5.63%	04/15/2032	223,711
				2,626,402
Ireland - 0.69%
145,000	Adient Global Holdings, Ltd.(b)	7.50%	02/15/2033	146,711
216,000	eircom Finance DAC	5.00%	04/30/2031	247,992
				394,703
Italy - 2.57%
157,000	Castello BC Bidco SpA(d)(e)	3M EUR L + 4.50%	11/14/2031	181,901
100,000	Cedacri SpA(b)(e)	3M EUR L + 4.63%	05/15/2028	112,481
205,000	Dolcetto Holdco SpA(b)	5.63%	07/14/2032	236,176
90,000	Fibercop SpA(b)	6.00%	09/30/2034	85,841
210,000	Kepler SpA(b)(e)	3M EUR L + 4.13%	12/18/2029	243,241
100,000	Neopharmed Gentili SPA(d)	7.13%	04/08/2030	118,398
115,000	Neopharmed Gentili SPA(b)	7.13%	04/08/2030	136,158
150,000	Sammontana Italia SpA(d)(e)	3M EUR L + 3.75%	10/15/2031	173,869
165,000	TeamSystem SpA(b)	5.00%	07/01/2031	176,485
				1,464,550
Japan - 0.89%
140,000	Nissan Motor Co., Ltd.(b)	7.50%	07/17/2030	141,197
145,000	Nissan Motor Co., Ltd.(b)	7.75%	07/17/2032	146,974
215,000	Nissan Motor Co., Ltd.(b)	8.13%	07/17/2035	221,394
				509,565
Jersey - 0.21%
135,000	Toucan FinCo, Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC(b)	9.50%	05/15/2030	119,384

Luxembourg - 3.63%
132,000	Aegis Lux 1a Sarl(b)(g)	5.63% (6.375%)	10/29/2031	151,032
95,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(b)	7.00%	05/21/2030	97,164
100,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(b)	5.38%	05/21/2030	116,193
155,000	Aramark International Finance Sarl(b)	4.38%	04/15/2033	171,169
245,000	Eurofins Scientific SE(e)(f)	3M EUR L + 3.19%	Perpetual Maturity	291,614
219,000	Froneri Lux FinCo SARL(d)	4.75%	08/01/2032	240,056
167,625	LHMC Finco 2 Sarl(d)(g)	9.38% (9.375%)	05/15/2030	203,301
165,000	Luna 2 5SARL(b)	5.50%	07/01/2032	188,357
100,000	Sani/Ikos Financial Holdings 1 Sarl(d)	7.25%	07/31/2030	118,055
100,000	Sani/Ikos Financial Holdings 1 Sarl(b)	7.25%	07/31/2030	118,055
16,000	Telecom Italia Capital SA	6.38%	11/15/2033	16,730
335,000	Telecom Italia Capital SA	7.20%	07/18/2036	362,052
				2,073,778

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	59

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
Netherlands - 1.46%
$110,000	Flora Food Management BV(b)	6.88%	07/02/2029	$119,495
100,000	Odido Group Holding BV(d)	5.50%	01/15/2030	112,013
215,000	Sunrise FinCo I BV(d)	4.63%	05/15/2032	243,626
200,000	Telefonica Europe BV(e)(f)		Perpetual Maturity	236,706
100,000	Telefonica Europe BV(e)(f)	8Y EUR SWAP + 3.62%	Perpetual Maturity	123,572
				835,412
Spain - 0.86%
100,000	Eroski S Coop(d)	5.75%	05/15/2031	117,133
113,000	Eroski S Coop(b)	5.75%	05/15/2031	132,361
200,000	Grifols SA(b)	7.13%	05/01/2030	239,622
				489,116
United States - 65.00%
40,000	Academy, Ltd.(b)	6.00%	11/15/2027	40,151
155,000	Acadia Healthcare Co., Inc.(b)	7.38%	03/15/2033	158,887
95,000	ACCO Brands Corp.(b)	4.25%	03/15/2029	84,890
210,000	ADT Security Corp.(b)	5.88%	10/15/2033	203,595
25,000	Advance Auto Parts, Inc.(b)	7.00%	08/01/2030	25,342
210,000	Advance Auto Parts, Inc.(b)	7.38%	08/01/2033	212,869
190,000	Albertsons Cos., Inc.(b)	5.63%	03/31/2032	187,213
275,000	Allied Universal Holdco LLC(b)	7.88%	02/15/2031	283,768
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(b)	4.63%	06/01/2028	195,436
70,000	Alpha Generation LLC(b)	6.75%	10/15/2032	71,075
85,000	Alpha Generation LLC(b)	6.25%	01/15/2034	83,561
4,000	AMC Networks, Inc.	4.25%	02/15/2029	3,374
234,000	AMC Networks, Inc.(b)	10.50%	07/15/2032	231,178
75,000	American Airlines, Inc.(b)	7.25%	02/15/2028	75,485
75,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75%	05/20/2027	75,552
230,000	AmeriGas Partners LP / AmeriGas Finance Corp.(b)	9.38%	06/01/2028	236,263
145,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(b)	7.00%	04/15/2030	145,319
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(b)	5.75%	01/15/2029	62,707
180,000	Arches Buyer, Inc.(b)	4.25%	06/01/2028	174,033
210,000	Arches Buyer, Inc.(b)	6.13%	12/01/2028	201,292
135,000	Archrock Services LP / Archrock Partners Finance Corp.(b)	6.00%	02/01/2034	133,759
65,000	Arsenal AIC Parent LLC(b)	8.00%	10/01/2030	67,757
80,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(b)	6.63%	07/15/2033	81,427

See Notes to Financial Statements and Financial Highlights.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$120,000	Asurion LLC/ Asurion Co.-Issuer, Inc.(b)	8.00%	12/31/2032	$124,595
85,000	Avient Corp.(b)	7.13%	08/01/2030	86,431
100,000	Beach Acquisition Bidco LLC(d)	5.25%	07/15/2032	111,139
165,000	Beach Acquisition Bidco LLC	5.25%	07/15/2032	183,380
105,000	Beacon Mobility Corp.(b)	7.25%	08/01/2030	108,548
145,000	BellRing Brands, Inc.(b)	7.00%	03/15/2030	145,144
60,000	Big River Steel LLC / BRS Finance Corp.(b)	6.63%	01/31/2029	59,910
90,000	BioMarin Pharmaceutical, Inc.(b)	5.50%	02/15/2034	88,674
387,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	380,085
200,000	Block Communications, Inc.(b)	10.25%	03/01/2031	183,182
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(b)	5.13%	04/15/2029	146,571
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(b)	7.00%	07/15/2029	108,530
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(b)	7.25%	07/15/2032	62,367
215,000	BlueLinx Holdings, Inc.(b)	6.00%	11/15/2029	208,740
205,000	Boots Group Finco LP(b)	5.38%	08/31/2032	236,626
45,000	Buckeye Partners LP(b)	4.50%	03/01/2028	44,279
105,000	Buckeye Partners LP(b)	6.88%	07/01/2029	108,127
190,000	California Resources Corp.(b)	7.00%	01/15/2034	191,669
216,000	Carnival PLC(d)	4.13%	07/15/2031	243,458
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	6.38%	09/01/2029	175,649
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	4.75%	03/01/2030	113,941
145,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	7.38%	03/01/2031	147,692
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	7.00%	02/01/2033	120,450
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	4.50%	06/01/2033	217,833
240,000	CCO Holdings LLC / CCO Holdings Capital Corp.(b)	4.25%	01/15/2034	205,542
55,000	Celanese US Holdings LLC	7.00%	02/15/2031	56,516
410,000	Celanese US Holdings LLC	6.75%	04/15/2033	420,903
145,000	Century Communities, Inc.(b)	6.63%	09/15/2033	142,234
35,000	Chart Industries, Inc.(b)	9.50%	01/01/2031	36,791
40,000	CHS/Community Health Systems, Inc.(b)	6.00%	01/15/2029	39,584
165,000	CHS/Community Health Systems, Inc.(b)	5.25%	05/15/2030	155,615
148,000	CHS/Community Health Systems, Inc.(b)	10.88%	01/15/2032	158,969
45,000	CHS/Community Health Systems, Inc.(b)	9.75%	01/15/2034	46,760
10,000	Churchill Downs, Inc.(b)	4.75%	01/15/2028	9,871
55,000	Churchill Downs, Inc.(b)	5.75%	04/01/2030	54,420
100,000	Churchill Downs, Inc.(b)	6.75%	05/01/2031	102,005
65,000	Clear Channel Outdoor Holdings, Inc.(b)	7.88%	04/01/2030	68,069

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$125,000	Cleveland-Cliffs, Inc.(b)	7.00%	03/15/2032	$121,100
275,000	Cloud Software Group, Inc.(b)	6.50%	03/31/2029	268,553
210,000	Cloud Software Group, Inc.(b)	8.25%	06/30/2032	199,339
35,000	Cloud Software Group, Inc.(b)	6.63%	08/15/2033	31,149
85,000	Clydesdale Acquisition Holdings, Inc.(b)	6.63%	04/15/2029	83,544
35,000	Clydesdale Acquisition Holdings, Inc.(b)	6.88%	01/15/2030	34,063
90,000	Cogent Communications Group LLC / Cogent Finance, Inc.(b)	7.00%	06/15/2027	89,087
45,000	Cogent Communications Group LLC / Cogent Finance, Inc.(b)	7.00%	06/15/2027	44,466
110,000	Cogent Communications Group LLC / Cogent Finance, Inc.(b)	6.50%	07/01/2032	96,034
160,000	Columbus McKinnon Corp.(b)	7.13%	02/01/2033	160,076
115,000	Commercial Metals Co.(b)	5.75%	11/15/2033	113,898
90,000	Commercial Metals Co.(b)	6.00%	12/15/2035	88,819
80,000	Comstock Resources, Inc.(b)	6.75%	03/01/2029	79,026
125,000	Comstock Resources, Inc.(b)	6.75%	03/01/2029	123,632
50,000	Comstock Resources, Inc.(b)	5.88%	01/15/2030	48,443
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(b)	6.63%	07/15/2030	64,499
225,000	Cougar JV Subsidiary LLC(b)	8.00%	05/15/2032	232,812
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(b)	7.50%	12/15/2033	262,544
115,000	CrossCountry Intermediate HoldCo LLC(b)	6.50%	10/01/2030	109,755
45,000	CrossCountry Intermediate HoldCo LLC(b)	6.75%	12/01/2032	42,387
460,000	CSC Holdings LLC(b)	5.50%	04/15/2027	399,507
115,000	CSC Holdings LLC(b)	5.75%	01/15/2030	43,779
25,000	CSC Holdings LLC(b)	5.00%	11/15/2031	9,099
40,000	Cushman & Wakefield US Borrower LLC(b)	6.75%	05/15/2028	40,085
110,000	Cushman & Wakefield US Borrower LLC(b)	8.88%	09/01/2031	116,587
103,000	CVR Energy, Inc.(b)	5.75%	02/15/2028	102,037
45,000	CVR Energy, Inc.(b)	7.50%	02/15/2031	45,374
90,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl(b)	6.38%	04/15/2034	87,583
185,000	DaVita, Inc.(b)	6.88%	09/01/2032	189,681
60,000	DaVita, Inc.(b)	6.75%	07/15/2033	61,087
135,000	Dcli Bidco LLC(b)	7.75%	11/15/2029	136,626
180,000	Diebold Nixdorf, Inc.(b)	7.75%	03/31/2030	187,621
50,000	Directv Financing LLC(b)	8.88%	02/01/2030	49,951
80,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(b)	5.88%	08/15/2027	79,965
145,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	95,889
155,000	Electronic Arts, Inc.	2.95%	02/15/2051	124,814
85,000	Endo Finance Holdings LP(b)	8.50%	04/15/2031	89,067
130,000	EQT Corp.	4.75%	01/15/2031	129,374
80,000	EquipmentShare.com, Inc.(b)	8.00%	03/15/2033	82,680

See Notes to Financial Statements and Financial Highlights.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$95,000	EZCORP, Inc.(b)	7.38%	04/01/2032	$99,476
145,000	Fair Isaac Corp.(b)	6.25%	09/15/2034	142,736
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(b)	6.75%	01/15/2030	46,741
90,000	Fiesta Purchaser, Inc.(b)	7.88%	03/01/2031	91,701
130,000	Fiesta Purchaser, Inc.(b)	9.63%	09/15/2032	132,726
10,000	FirstCash, Inc.(b)	4.63%	09/01/2028	9,832
170,000	FirstCash, Inc.(b)	5.63%	01/01/2030	169,495
50,000	FirstCash, Inc.(b)	6.88%	03/01/2032	51,023
55,000	Five Point Operating Co. LP(b)	8.00%	10/01/2030	54,905
45,000	Ford Motor Credit Co. LLC	6.50%	02/07/2035	45,434
70,000	Ford Motor Credit Co. LLC	5.87%	10/31/2035	67,238
160,000	Fortress Intermediate 3, Inc.(b)	7.50%	06/01/2031	159,216
600,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	603,694
35,000	Freedom Mortgage Corp.(b)	12.25%	10/01/2030	37,790
140,000	Freedom Mortgage Holdings LLC(b)	9.13%	05/15/2031	142,485
40,000	Freedom Mortgage Holdings LLC(b)	8.38%	04/01/2032	39,389
10,000	Frontier Communications Holdings LLC(b)	5.00%	05/01/2028	10,004
20,000	Frontier Communications Holdings LLC(b)	8.75%	05/15/2030	20,537
200,000	FS KKR Capital Corp.	6.88%	08/15/2029	196,667
500,000	FS KKR Capital Corp.	6.13%	01/15/2030	476,261
200,000	FTAI Aviation Investors LLC(b)	5.50%	05/01/2028	200,099
3,000	FTAI Aviation Investors LLC(b)	7.88%	12/01/2030	3,135
235,000	FTAI Aviation Investors LLC(b)	7.00%	06/15/2032	241,094
155,000	Global Partners LP / GLP Finance Corp.(b)	7.13%	07/01/2033	156,363
145,000	Gray Media, Inc.(b)	9.63%	07/15/2032	145,126
195,000	Gray Media, Inc.(b)	7.25%	08/15/2033	196,645
115,000	Great Lakes Dredge & Dock Corp.(b)	5.25%	06/01/2029	115,496
120,000	Greystar Real Estate Partners LLC(b)	7.75%	09/01/2030	124,901
80,000	Hawaiian Electric Co., Inc.(b)	6.00%	10/01/2033	79,952
90,000	Herc Holdings, Inc.(b)	6.63%	06/15/2029	91,531
55,000	Herc Holdings, Inc.(b)	6.00%	03/15/2034	53,228
250,000	Hilton Domestic Operating Co., Inc.(b)	5.50%	03/31/2034	244,440
230,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(b)	5.00%	06/01/2029	218,526
130,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(b)	4.88%	07/01/2031	117,419
75,000	Howard Midstream Energy Partners LLC(b)	6.63%	01/15/2034	75,339
80,000	HUB International, Ltd.(b)	7.25%	06/15/2030	81,998
255,000	Hunt Companies, Inc.(b)	5.25%	04/15/2029	239,468
55,000	iHeartCommunications, Inc.(b)	9.13%	05/01/2029	50,001
15,000	Iron Mountain, Inc.(b)	5.00%	07/15/2028	14,849
55,000	Iron Mountain, Inc.(b)	7.00%	02/15/2029	56,093
55,000	Iron Mountain, Inc.(b)	5.25%	07/15/2030	53,467

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$135,000	JB Poindexter & Co., Inc.(b)	8.75%	12/15/2031	$137,001
395,000	JetBlue Airways Corp.	0.50%	04/01/2026	393,756
227,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	227,237
230,000	Kinetik Holdings LP(b)	6.63%	12/15/2028	234,010
55,000	Kinetik Holdings LP(b)	5.88%	06/15/2030	55,234
80,000	Kodiak Gas Services LLC(b)	6.50%	10/01/2033	80,919
90,000	Kodiak Gas Services LLC(b)	6.75%	10/01/2035	91,499
70,000	Kraken Oil & Gas Partners LLC(b)	7.63%	08/15/2029	71,523
120,000	Kronos International, Inc.(d)	9.50%	03/15/2029	119,993
155,000	LBM Acquisition LLC(b)	6.25%	01/15/2029	113,456
295,000	LCM Investments Holdings II LLC(b)	8.25%	08/01/2031	307,321
370,000	Level 3 Financing, Inc.(b)	7.00%	03/31/2034	379,004
55,000	Level 3 Financing, Inc.(b)	8.50%	01/15/2036	57,440
250,000	LFS Topco LLC(b)	8.75%	07/15/2030	239,118
25,000	LifePoint Health, Inc.(b)	9.88%	08/15/2030	26,469
130,000	LifePoint Health, Inc.(b)	8.38%	02/15/2032	138,924
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	49,241
215,000	Marriott Ownership Resorts, Inc.(b)	4.50%	06/15/2029	204,013
65,000	Marriott Ownership Resorts, Inc.(b)	6.50%	10/01/2033	61,865
165,000	Matador Resources Co.(b)	6.00%	04/15/2034	164,057
155,000	Match Group Financeco 2, Inc.(b)	0.88%	06/15/2026	153,760
235,000	Mativ Holdings, Inc.(b)	8.00%	10/01/2029	219,168
110,000	Medline Borrower LP(b)	5.25%	10/01/2029	109,098
470,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00%	10/15/2027	437,899
45,000	MPT Operating Partnership LP / MPT Finance Corp.	4.63%	08/01/2029	35,044
65,000	MPT Operating Partnership LP / MPT Finance Corp.(b)	8.50%	02/15/2032	65,949
120,000	Nabors Industries, Inc.(b)	7.63%	11/15/2032	122,914
80,000	NCL Corp., Ltd.(b)	7.75%	02/15/2029	83,338
285,000	NCL Corp., Ltd.(b)	6.25%	09/15/2033	276,744
115,000	NCR Atleos Corp.(b)	9.50%	04/01/2029	123,165
34,000	NCR Voyix Corp.(b)	5.13%	04/15/2029	32,553
35,000	New Enterprise Stone & Lime Co., Inc.(b)	9.75%	07/15/2028	35,065
15,000	Nexstar Media, Inc.(b)	6.50%	09/15/2033	15,123
55,000	Nexstar Media, Inc.(b)	7.25%	04/15/2034	55,222
175,000	Northern Oil & Gas, Inc.(b)	7.88%	10/15/2033	181,179
260,000	Novelis Corp.(b)	6.88%	01/30/2030	262,457
260,000	NRG Energy, Inc.(b)	3.63%	02/15/2031	239,558
150,000	NRG Energy, Inc.(b)	6.00%	01/15/2036	148,725
28,000	NuStar Logistics LP	6.38%	10/01/2030	28,966
50,000	OAK-Eagle Acquireco, Inc.(b)	7.25%	07/01/2033	51,837
155,000	Oceaneering International, Inc.	6.00%	02/01/2028	155,729
115,000	Olympus Water US Holding Corp.(b)	4.25%	10/01/2028	109,924
65,000	Olympus Water US Holding Corp.(b)	6.25%	10/01/2029	61,497

See Notes to Financial Statements and Financial Highlights.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$75,000	Olympus Water US Holding Corp.(b)	6.75%	08/01/2032	$71,500
95,000	Olympus Water US Holding Corp.(b)	7.25%	02/15/2033	90,724
109,000	Olympus Water US Holding Corp.(b)	6.13%	02/15/2033	121,702
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,306
20,000	OneMain Finance Corp.	7.13%	11/15/2031	19,833
60,000	ONEOK, Inc.	5.05%	04/01/2045	51,516
110,000	Osaic Holdings, Inc.(b)	8.00%	08/01/2033	108,682
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(b)	5.00%	08/15/2027	19,966
110,000	Owens-Brockway Glass Container, Inc.(b)	7.25%	05/15/2031	105,474
180,000	Owens-Brockway Glass Container, Inc.(b)	7.38%	06/01/2032	170,591
140,000	Panther Escrow Issuer LLC(b)	7.13%	06/01/2031	140,541
70,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(b)	5.88%	10/01/2028	69,740
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(b)	7.00%	02/01/2030	45,581
62,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	60,544
79,000	Pebblebrook Hotel Trust(b)	1.63%	01/15/2030	81,173
145,000	Pediatrix Medical Group, Inc.(b)	5.38%	02/15/2030	142,835
235,000	PennyMac Financial Services, Inc.(b)	6.88%	02/15/2033	225,047
105,000	Perimeter Holdings LLC(b)	6.25%	01/15/2034	103,086
280,000	PetSmart LLC / PetSmart Finance Corp.(b)	7.50%	09/15/2032	281,572
435,000	Post Holdings, Inc.(b)	6.38%	03/01/2033	428,931
15,000	Post Holdings, Inc.(b)	6.50%	03/15/2036	14,705
165,000	Quikrete Holdings, Inc.(b)	6.75%	03/01/2033	167,708
336,000	QVC, Inc.(b)	6.88%	04/15/2029	149,520
100,000	Railworks Holdings LP / Railworks Rally, Inc.(b)	8.25%	11/15/2028	100,280
100,000	RAY Financing LLC(d)	6.50%	07/15/2031	115,857
100,000	RAY Financing LLC(b)	6.50%	07/15/2031	115,856
120,000	RHP Hotel Properties LP / RHP Finance Corp.(b)	7.25%	07/15/2028	122,593
145,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50%	04/01/2032	147,732
40,000	RLJ Lodging Trust LP(b)	4.00%	09/15/2029	37,493
20,000	Rocket Cos., Inc.(b)	7.13%	02/01/2032	20,631
55,000	Rocket Cos., Inc.(b)	6.38%	08/01/2033	55,660
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(b)	4.00%	10/15/2033	67,285
290,000	Rocket Software, Inc.(b)	9.00%	11/28/2028	289,868
75,000	Rocket Software, Inc.(b)	6.50%	02/15/2029	67,591
135,000	Royal Caribbean Cruises, Ltd.(b)	6.25%	03/15/2032	138,047
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	04/01/2032	174,123
98,000	Sealed Air Corp./Sealed Air Corp US(b)	7.25%	02/15/2031	102,827

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$30,000	Service Properties Trust	4.95%	02/15/2027	$30,128
116,000	Service Properties Trust(b)	8.63%	11/15/2031	121,231
330,000	Service Properties Trust	8.88%	06/15/2032	327,410
245,000	Sirius XM Radio LLC(b)	4.13%	07/01/2030	229,561
275,000	Sirius XM Radio LLC(b)	5.88%	04/15/2032	273,449
55,000	Six Flags Entertainment Corp.(b)	7.25%	05/15/2031	53,015
130,000	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp	5.25%	07/15/2029	124,421
105,000	Six Flags Entertainment Corp.'s Wonderland Co./Millennium Operations LLC(b)	8.63%	01/15/2032	105,241
112,000	SM Energy Co.(b)	7.00%	08/01/2032	114,447
130,000	SM Energy Co.(b)	6.63%	04/15/2034	129,737
255,000	Sotera Health Holdings LLC(b)	7.38%	06/01/2031	263,727
22,000	Spectrum Brands, Inc.(b)	3.88%	03/15/2031	19,099
275,000	Standard Building Solutions, Inc.(b)	5.88%	03/15/2034	265,441
95,000	Stonebriar ABF Issuer LLC(b)	8.13%	12/15/2030	98,259
205,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)	5.00%	06/01/2031	193,092
35,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)	6.50%	12/15/2035	34,055
145,000	Sunoco LP(b)	7.25%	05/01/2032	150,116
105,000	Sunoco LP(b)	6.25%	07/01/2033	105,541
330,000	Sunoco LP(b)	5.63%	07/15/2034	325,181
250,000	Talen Energy Supply LLC(b)	6.50%	02/01/2036	251,870
282,000	TMS International Corp.(b)	6.25%	04/15/2029	272,437
350,000	TransDigm, Inc.(b)	6.38%	05/31/2033	348,411
195,000	TransDigm, Inc.(b)	6.75%	01/31/2034	197,702
215,000	TransDigm, Inc.(b)	6.13%	07/31/2034	211,730
15,000	TriNet Group, Inc.(b)	7.13%	08/15/2031	14,573
135,000	Uniti Services LLC(b)	7.50%	10/15/2033	140,449
130,000	Univision Communications, Inc.(b)	8.00%	08/15/2028	132,022
10,000	Univision Communications, Inc.(b)	7.38%	06/30/2030	9,806
140,000	Univision Communications, Inc.(b)	9.38%	08/01/2032	144,390
95,000	US Foods, Inc.(b)	7.25%	01/15/2032	98,422
195,000	USA Compression Partners LP / USA Compression Finance Corp.(b)	7.13%	03/15/2029	199,635
85,000	USA Compression Partners LP / USA Compression Finance Corp.(b)	6.25%	10/01/2033	84,871
290,000	Venture Global LNG, Inc.(b)	7.00%	01/15/2030	296,252
190,000	Venture Global LNG, Inc.(b)	8.38%	06/01/2031	197,694
15,000	Venture Global Plaquemines LNG LLC(b)	6.13%	12/15/2030	15,435
30,000	Venture Global Plaquemines LNG LLC(b)	7.50%	05/01/2033	32,994
145,000	Venture Global Plaquemines LNG LLC(b)	6.50%	06/15/2034	151,029
65,000	Venture Global Plaquemines LNG LLC(b)	7.75%	05/01/2035	72,891

See Notes to Financial Statements and Financial Highlights.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Principle Amount/Description		Rate	Maturity	Value
$200,000	Venture Global Plaquemines LNG LLC(b)	6.75%	01/15/2036	$211,960
40,000	Vistra Operations Co. LLC(b)	7.75%	10/15/2031	41,919
140,000	Vistra Operations Co. LLC(b)	6.88%	04/15/2032	144,975
145,000	VoltaGrid LLC(b)	7.38%	11/01/2030	149,824
180,000	Walker & Dunlop, Inc.(b)	6.63%	04/01/2033	176,128
255,000	Wand NewCo 3, Inc.(b)	7.63%	01/30/2032	260,873
160,000	Waste Pro USA, Inc.(b)	7.00%	02/01/2033	162,200
125,000	WBI Operating LLC(b)	6.50%	10/15/2033	124,132
195,000	Weatherford International, Ltd.(b)	6.75%	10/15/2033	199,372
120,000	Weekley Homes LLC / Weekley Finance Corp.(b)	4.88%	09/15/2028	116,313
180,000	Weekley Homes LLC / Weekley Finance Corp.(b)	6.75%	01/15/2034	172,619
110,000	WESCO Distribution, Inc.(b)	6.63%	03/15/2032	112,726
180,000	Western Midstream Operating LP	5.50%	08/15/2048	155,678
185,000	William Carter Co.(b)	7.38%	02/15/2031	188,923
70,000	Williams Scotsman, Inc.(b)	7.38%	10/01/2031	71,820
225,000	Windsor Holdings III LLC(b)	8.50%	06/15/2030	233,352
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(b)	5.13%	10/01/2029	69,131
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(b)	7.13%	02/15/2031	57,684
20,000	XPLR Infrastructure Operating Partners LP(b)	8.38%	01/15/2031	21,065
40,000	XPLR Infrastructure Operating Partners LP(b)	8.63%	03/15/2033	42,284
105,000	XPLR Infrastructure Operating Partners LP(b)	7.75%	04/15/2034	108,508
228,368	Zayo Group Holdings, Inc.(b)(g)	9.25% (0.00%)	03/09/2030	227,162
35,000	ZF North America Capital, Inc.(b)	6.88%	04/14/2028	35,522
35,000	ZF North America Capital, Inc.(b)	7.13%	04/14/2030	34,535
165,000	ZipRecruiter, Inc.(b)	5.00%	01/15/2030	95,451
				37,124,818
TOTAL HIGH YIELD DEBT
(Cost $51,868,601)				51,447,148

BUSINESS DEVELOPMENT COMPANY NOTES - 0.13%
United States - 0.13%
$3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	75,903

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $76,341)				75,903

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

Shares/Description		Value
WARRANTS - 0.00%(h)
United States - 0.00%(h)
1,003	Neuberger High Yield Strategies Fund, Inc., Strike Price 0.01, Expires 04/16/2026	$8
99	TCW Strategic Income Fund, Inc., Strike Price 0.01, Expires 03/19/2026	3

TOTAL WARRANTS
(Cost $6)		11

SHORT-TERM INVESTMENTS - 1.39%
Money Market Fund - 1.39%
790,484	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.60%)	790,484

TOTAL SHORT-TERM INVESTMENTS
(Cost $790,484)		790,484

TOTAL INVESTMENTS - 95.91%
(Cost $55,340,416)		$54,776,155
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.09%		2,336,223
NET ASSETS - 100.00%		$57,112,378

Investment Abbreviations:

CME - Chicago Mercantile Exchange

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate Data

Rates:

6M CME TERM - 6 Month CME TERM as of March 31, 2026 was 3.70%

1M SOFR - 1 Month SOFR as of March 31, 2026 was 3.65%

3M SOFR - 3 Month SOFR as of March 31, 2026 was 3.68%

3M EUR L - 3 Month EURIBOR as of March 31, 2026 was 2.08%

8Y EUR SWAP - 8 year Euro ICE Swap Rate as of March 31, 2026 was 3.62%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

See Notes to Financial Statements and Financial Highlights.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to 39,151,783, which represents approximately 68.55 of net assets as of March 31, 2026.

(c)	Non-income producing security.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2026, the aggregate fair value of those securities was $4,100,117, representing 7.18% of net assets.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parentheses.
(h)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2026	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2026 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2026	Fund Delivering	U.S. $ Value at March 31, 2026	Unrealized Appreciation/ (Depreciation)
BANK OF MONTREAL	4/7/2026	EUR	81,810	USD	82,527	$(717)
BANK OF MONTREAL	4/7/2026	EUR	65,391	USD	65,641	(250)
BANK OF MONTREAL	4/7/2026	GBP	14,920	USD	15,174	(254)
BANK OF MONTREAL	4/7/2026	GBP	225,008	USD	227,392	(2,384)
BANK OF MONTREAL	4/7/2026	GBP	7,258	USD	7,354	(96)
CANADIAN IMPERIAL BANK OF COMMERCE	4/7/2026	GBP	178,683	USD	180,067	(1,384)
WELLS FARGO	4/7/2026	EUR	66,399	USD	66,494	(95)
WELLS FARGO	4/7/2026	EUR	54,261	USD	54,210	51
WELLS FARGO	4/7/2026	GBP	284,569	USD	288,264	(3,695)
WELLS FARGO	4/7/2026	GBP	8,364	USD	8,465	(101)
WELLS FARGO	4/7/2026	GBP	264,716	USD	267,919	(3,203)
BANK OF MONTREAL	4/7/2026	USD	115,508	EUR	115,612	(104)
BANK OF MONTREAL	4/7/2026	USD	115,392	EUR	115,612	(220)
BANK OF MONTREAL	4/7/2026	USD	87,305	EUR	87,865	(560)
BANK OF MONTREAL	4/7/2026	USD	191,173	EUR	190,760	413
BANK OF MONTREAL	4/7/2026	USD	254,985	EUR	254,347	638
CANADIAN IMPERIAL BANK OF COMMERCE	4/7/2026	USD	10,071,310	EUR	10,024,749	46,561
CANADIAN IMPERIAL BANK OF COMMERCE	4/7/2026	USD	232,054	EUR	231,225	829
CANADIAN IMPERIAL BANK OF COMMERCE	4/7/2026	USD	1,569,188	GBP	1,560,922	8,266
CANADIAN IMPERIAL BANK OF COMMERCE	4/7/2026	USD	133,081	GBP	132,358	723
State Street Corporation	4/7/2026	USD	91,908	EUR	92,490	(582)
WELLS FARGO	4/7/2026	USD	4,598	EUR	4,561	37
						$43,873

See Notes to Financial Statements and Financial Highlights.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2026 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,046,125,076
At value	$949,424,936

Investment in affiliates:
At cost	41,649,092
At value	39,250,288
Cash	198,920
Foreign currency, at value (Cost $544)	577
Interest receivable	6,928,648
Deposit with broker for total return swap contracts	5,150,000
Receivable for fund shares sold	2,477,636
Receivable for fund investments sold	1,607,694
Deposit with broker for futures contracts	1,301,651
Dividends receivable	474,112
Interest receivable on total return swap contracts	250,078
Unrealized appreciation on total return swap contracts	50,000
Prepaid expenses and other assets	23,016
Total Assets	1,007,137,556
LIABILITIES:
Payable for fund investments purchased	1,473,731
Payable for fund shares redeemed	7,160,024
Unrealized depreciation on total return swap contracts	2,079,120
Payable to Adviser	641,878
Payable for fund accounting and administration fees	141,977
Accrued 12b-1 fees - Class R Shares	5,813
Payable for custodian fees	24,113
Payable for audit fees	26,131
Payable to transfer agent	20,434
Loan facility fee payable	32,223
Payable for Compliance fees	52,282
Variation margin payable	104,423
Other accrued expenses	30,132
Total Liabilities	11,792,281
Net Assets	$995,345,275
NET ASSETS CONSIST OF:
Paid-in capital	$1,281,422,712
Total distributable earnings/(accumulated deficit)	(286,077,437)
Net Assets	$995,345,275

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	71

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2026 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$968,692,829
Shares of common stock outstanding (unlimited number of shares, no par value)	111,636,257
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.68
Class R Shares
Net Assets	$26,652,446
Shares of common stock outstanding (unlimited number of shares, no par value)	3,064,780
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.70

See Notes to Financial Statements and Financial Highlights.
72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2026 (Unaudited)

ASSETS:
Investment in securities:
At cost	$55,340,416
At value	$54,776,155

Cash	1,260,450
Foreign currency, at value (Cost $33,539)	33,345
Interest receivable	922,710
Receivable for fund investments sold	284,708
Unrealized appreciation on forward foreign currency contracts	57,518
Dividends receivable	35,851
Receivable for fund shares sold	808
Prepaid expenses and other assets	22,706
Total Assets	57,394,251
LIABILITIES:
Payable for fund investments purchased	175,025
Unrealized depreciation on forward foreign currency contracts	13,645
Payable to Adviser	37,574
Payable for fund accounting and administration fees	28,591
Accrued 12b-1 fees - Class R Shares	821
Payable for custodian fees	5,605
Payable for audit fees	10,999
Payable to transfer agent	4,163
Loan facility fee payable	1,317
Payable for Compliance fees	3,328
Other accrued expenses	805
Total Liabilities	281,873
Net Assets	$57,112,378
NET ASSETS CONSIST OF:
Paid-in capital	$64,708,942
Total distributable earnings/(accumulated deficit)	(7,596,564)
Net Assets	$57,112,378
PRICING OF SHARES:
Class I Shares
Net Assets	$53,265,256
Shares of common stock outstanding (unlimited number of shares, no par value)	6,261,690
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.51
Class R Shares
Net Assets	$3,847,122
Shares of common stock outstanding (unlimited number of shares, no par value)	452,683
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.50

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	73

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$6,393,315
Dividend income from affiliated securities	1,431,343
Interest income	25,828,691
Foreign taxes withheld	(193)
Total Investment Income	33,653,156

EXPENSES:
Investment Adviser fee	4,219,429
Accounting and administration fee	494,878
Legal expenses	124,717
Facility loan fees	121,503
Transfer agent expenses	81,122
Trustee expenses	70,133
Compliance expense	52,892
Printing expenses	44,275
12b-1 fees - Class R Shares	38,151
Audit expenses	28,300
Custodian expenses	24,559
Registration expenses	23,852
Insurance expenses	10,172
Miscellaneous expenses	36,171
Total expenses	5,370,154
Less fees waived/reimbursed by Investment Adviser:	(111,276)
Net Expenses	5,258,878
Net Investment Income	28,394,278

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(7,919,944)
Futures Contracts	(476,325)
Total return swap contracts	571,999
Net realized loss	(7,824,270)
Net change in unrealized appreciation/depreciation on:
Investments	(8,206,914)
Affiliated Investments	(1,393,479)
Futures Contracts	1,351,510
Total return swaps	(2,062,115)
Translation of assets and liabilities denominated in foreign currencies	(294)
Net change in unrealized appreciation/depreciation	(10,311,292)
Net Realized and Unrealized Loss on Investments	(18,135,562)
Net Increase in Net Assets Resulting from Operations	$10,258,716

See Notes to Financial Statements and Financial Highlights.
74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund
Statement of Operations	For the Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$180,756
Interest income	1,812,105
Other income	10,974
Total Investment Income	2,003,835

EXPENSES:
Investment Adviser fee	287,893
Accounting and administration fee	66,416
Registration expenses	20,231
Audit expenses	13,787
Compliance expense	11,427
Transfer agent expenses	11,402
Legal expenses	6,370
Facility loan fees	5,926
Custodian expenses	5,743
Printing expenses	5,020
12b-1 fees - Class R Shares	4,906
Trustee expenses	3,253
Insurance expenses	482
Miscellaneous expenses	4,577
Total expenses	447,433
Less fees waived/reimbursed by Investment Adviser:	–
Class I Shares	(50,202)
Class R Shares	(3,677)
Net Expenses	393,554
Net Investment Income	1,610,281

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	356,666
Forward foreign currency contracts	151,540
Translation of assets and liabilities denominated in foreign currencies	1,094
Net realized gain	509,300
Net change in unrealized appreciation/depreciation on:
Investments	(2,185,705)
Forward foreign currency contracts	118,370
Translation of assets and liabilities denominated in foreign currencies	(3,609)
Net change in unrealized appreciation/depreciation	(2,070,944)
Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(1,561,644)
Net Increase in Net Assets Resulting from Operations	$48,637

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	75

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$28,394,278	$52,603,454
Net realized loss	(7,824,270)	(3,738,933)
Net change in unrealized appreciation/depreciation on investments	(10,311,292)	6,770,379
Net increase in net assets resulting from operations	10,258,716	55,634,900

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(35,357,954)	(45,899,975)
Class R shares	(949,140)	(1,730,437)
From tax return of capital
Class I shares	–	(30,005,206)
Class R shares	–	(1,131,202)
Net decrease in net assets from distributions to shareholders	(36,307,094)	(78,766,820)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	97,944,679	243,489,131
Reinvestment of distributions	28,110,262	61,998,466
Cost of shares redeemed	(286,467,013)	(352,173,568)
Net decrease in net assets from capital share transactions	(160,412,072)	(46,685,971)
Class R Shares
Proceeds from shares sold	2,292,981	5,776,733
Reinvestment of distributions	872,671	2,703,174
Cost of shares redeemed	(8,247,283)	(31,769,352)
Net decrease in net assets from capital share
transactions	(5,081,631)	(23,289,445)
Net Decrease in Net Assets	(191,542,081)	(93,107,336)

NET ASSETS:
Beginning of period/year	$1,186,887,356	$1,279,994,692
End of period/year	$995,345,275	$1,186,887,356

See Notes to Financial Statements and Financial Highlights.
76	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	11,044,836	27,527,574
Shares issued in reinvestment of distributions	3,181,991	7,018,842
Shares redeemed	(32,422,574)	(39,848,685)
Net decrease from share transactions	(18,195,747)	(5,302,269)

Class R Shares
Shares sold	258,070	651,820
Shares issued in reinvestment of distributions	98,574	305,376
Shares redeemed	(930,503)	(3,588,655)
Net decrease from share transactions	(573,859)	(2,631,459)

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	77

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,610,281	$3,110,606
Net realized gain/(loss)	509,300	(301,188)
Net change in unrealized appreciation/depreciation	(2,070,944)	659,399
Net increase in net assets resulting from operations	48,637	3,468,817

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(1,949,823)	(2,735,824)
Class R Shares	(137,584)	(204,080)
From tax return of capital
Class I Shares	–	(1,059,407)
Class R Shares	–	(79,027)
Net decrease in net assets from distributions to shareholders	(2,087,407)	(4,078,338)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	129,896	144,493
Reinvestment of distributions	1,949,823	3,795,164
Cost of shares redeemed	(739,954)	(1,342,645)
Net increase in net assets from capital share transactions	1,339,765	2,597,012

Class R Shares
Proceeds from shares sold	253,699	470,011
Reinvestment of distributions	137,441	282,127
Cost of shares redeemed	(379,111)	(749,478)
Net increase in net assets from capital share transactions	12,029	2,660

Net Increase/(Decrease) in Net Assets	(686,976)	1,990,151

NET ASSETS:
Beginning of period/year	$57,799,354	$55,809,203
End of period/year	$57,112,378	$57,799,354

See Notes to Financial Statements and Financial Highlights.
78	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	14,819	16,370
Shares issued in reinvestment of distributions	224,392	432,219
Shares redeemed	(84,574)	(152,637)
Net increase from share transactions	154,637	295,952

Class R Shares
Shares sold	29,036	53,449
Shares issued in reinvestment of distributions	15,828	32,160
Shares redeemed	(43,343)	(85,437)
Net increase from share transactions	1,521	172

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	79

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.
80	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021

$8.89		$9.05	$8.23	$8.51	$10.52	$10.20

0.22		0.38	0.39	0.44	0.21	0.38
(0.14)		0.04	0.96	(0.14)	(1.64)	0.38
0.08		0.42	1.35	0.30	(1.43)	0.76

(0.29)		(0.35)	(0.37)	(0.06)	(0.58)	(0.44)
–		(0.23)	(0.16)	(0.52)	–	–
(0.29)		(0.58)	(0.53)	(0.58)	(0.58)	(0.44)
–		–	–	–	–	–
(0.21)		(0.16)	0.82	(0.28)	(2.01)	0.32
$8.68		$8.89	$9.05	$8.23	$8.51	$10.52

0.87	%(c)	4.84%	16.82%	3.50%	(14.04%)	7.52%

$968,693		$1,154,459	$1,223,115	$1,166,687	$1,267,978	$1,894,398

N/A	(e)	N/A	N/A	N/A	N/A	N/A
N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

0.95	%(e)	0.95%	0.95%	0.91%	0.88%	0.87%
0.93	%(e)	0.93%	0.94%	0.90%	0.87%	0.86%

5.03	%(e)	4.32%	4.44%	5.18%	2.10%	3.66%

5.05	%(e)	4.34%	4.45%	5.18%	2.10%	3.66%
24	%(c)	50%	84%	68%	104%	100%

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	81

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.
82	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.
84	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021

$8.91		$9.07	$8.25	$8.53	$10.54	$10.22

0.21		0.36	0.36	0.38	0.17	0.36
(0.14)		0.04	0.97	(0.10)	(1.63)	0.37
0.07		0.40	1.33	0.28	(1.46)	0.73

(0.28)		(0.34)	(0.36)	(0.06)	(0.55)	(0.41)
–		(0.22)	(0.15)	(0.50)	–	–
(0.28)		(0.56)	(0.51)	(0.56)	(0.55)	(0.41)
–		–	–	–	–	–
(0.21)		(0.16)	0.82	(0.28)	(2.01)	0.32
$8.70		$8.91	$9.07	$8.25	$8.53	$10.54

0.75	%(c)	4.58%	16.50%	3.24%	(14.23%)	7.23%

$26,652		$32,429	$56,879	$58,961	$70,390	$140,863

N/A	(e)	N/A	N/A	N/A	N/A	N/A
N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

N/A	(e)	N/A	N/A	N/A	N/A	N/A

1.20	%(e)	1.19%	1.20%	1.17%	1.13%	1.12%
1.18	%(e)	1.17%	1.19%	1.15%	1.12%	1.11%

4.78	%(e)	4.01%	4.14%	4.47%	1.67%	3.41%

4.80	%(e)	4.03%	4.16%	4.47%	1.67%	3.42%
24	%(c)	50%	84%	68%	104%	100%

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	85

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.
86	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.
88	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021

$8.81		$8.91	$8.43	$8.26	$9.53	$9.09

0.24		0.49	0.52	0.50	0.33	0.33
(0.22)		0.05	0.56	0.35	(1.27)	0.44
0.02		0.54	1.08	0.85	(0.94)	0.77

(0.32)		(0.46)	(0.47)	(0.66)	(0.33)	(0.33)
–		(0.18)	(0.13)	(0.02)	–	–
(0.32)		(0.64)	(0.60)	(0.68)	(0.33)	(0.33)
–		–	–	–	–	–
(0.30)		(0.10)	0.48	0.17	(1.27)	0.44
$8.51		$8.81	$8.91	$8.43	$8.26	$9.53

0.17	%(c)	6.33%	13.16%	10.59%	(10.03%)	8.55%

$53,265		$53,827	$51,793	$49,475	$44,223	$41,386

1.54	%(e)	1.58%	1.64%	1.57%	1.62%	1.75%
1.35	%(e)	1.35%	1.35%	1.35%	1.35%	1.35%

5.42	%(e)	5.32%	5.66%	5.72%	3.38%	3.07%

5.61	%(e)	5.55%	5.95%	5.94%	3.65%	3.47%

1.54	%(e)	1.58%	1.64%	1.57%	1.62%	1.75%
1.35	%(e)	1.35%	1.35%	1.35%	1.35%	1.35%

5.42	%(e)	5.32%	5.66%	5.72%	3.38%	3.07%

5.61	%(e)	5.55%	5.95%	5.94%	3.65%	3.47%
38	%(c)	67%	57%	75%	57%	72%

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	89

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.
90	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)
Ratio of expenses to average net assets including fee waivers and reimbursements(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements(d)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.
92	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021

$8.81		$8.90	$8.42	$8.25	$9.52	$9.08

0.23		0.47	0.50	0.48	0.31	0.30
(0.23)		0.06	0.55	0.35	(1.27)	0.45
–		0.53	1.05	0.83	(0.96)	0.75

(0.31)		(0.45)	(0.45)	(0.64)	(0.31)	(0.31)
–		(0.17)	(0.12)	(0.02)	–	–
(0.31)		(0.62)	(0.57)	(0.66)	(0.31)	(0.31)
–		–	–	–	–	–
(0.31)		(0.09)	0.48	0.17	(1.27)	0.44
$8.50		$8.81	$8.90	$8.42	$8.25	$9.52

(0.07	%)(c)	6.19%	12.88%	10.33%	(10.27%)	8.31%

$3,847		$3,973	$4,016	$3,615	$3,845	$4,548

1.79	%(e)	1.83%	1.90%	1.82%	1.88%	2.00%
1.60	%(e)	1.60%	1.60%	1.60%	1.60%	1.60%

5.17	%(e)	5.06%	5.41%	5.46%	3.10%	2.83%

5.36	%(e)	5.29%	5.71%	5.69%	3.37%	3.22%

1.79	%(e)	1.83%	1.90%	1.82%	1.88%	2.00%
1.60	%(e)	1.60%	1.60%	1.60%	1.60%	1.60%

5.17	%(e)	5.06%	5.41%	5.46%	3.10%	2.83%

5.36	%(e)	5.29%	5.71%	5.69%	3.37%	3.22%
38	%(c)	67%	57%	75%	57%	72%

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2026	93

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.
94	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Fund Advisors, LLC (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements and financial highlights are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements and financial highlights during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements and financial highlights may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements and financial highlights have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on March 31, 2026.

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Semi-Annual Report | March 31, 2026	95

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and financial highlights, and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2026, no foreign capital gains tax was accrued or paid by the Funds.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds, please refer to the prospectus of each Fund.

96	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Segment Reporting: The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Funds’ financial position nor the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Financial Officer, acting as the Funds’ CODM, has determined that the Funds have each operated as a single segment since inception. The CODM monitors the operating results of each Fund, as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each Fund’s portfolio management team. The financial information, in the form of each Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess each Fund’s performance versus its benchmark and to make resource allocation decisions for each Fund’s segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

Semi-Annual Report | March 31, 2026	97

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

98	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Funds’ portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange traded funds, preferred stocks, and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized as Level 1 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, equity-linked notes, mortgage-backed securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight Bank Funding Rate (“OBFR”) and an annual fee or various agreed upon inputs. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Semi-Annual Report | March 31, 2026	99

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

100	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The following is a summary of the inputs used at March 31, 2026 in valuing the Funds’ assets and liabilities:

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$61,365,319	$–	$–		$61,365,319
Closed-End Funds - Preferred Shares	5,525,276	–	–		5,525,276
Business Development Companies	–	8,679,081	–		8,679,081
Business Development Companies - Preferred Shares	8,722,000	3,939,670	–		12,661,670
Common Stocks	14,189,535	15	–	***	14,189,550
Open-End Funds	39,250,288	–	–		39,250,288
Foreign Corporate Bonds	–	26,598,041	–		26,598,041
U.S. Corporate Bonds	–	121,637,129	–		121,637,129
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,118,006	–		1,118,006
Collateralized Loan Obligations	–	40,821,112	–		40,821,112
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	201,593,369	–		201,593,369
U.S. Government Bonds and Notes	–	56,527,476	–		56,527,476
Mortgage-Backed Securities	–	55,886,092	–		55,886,092
U.S. Government / Agency Mortgage Backed Securities	–	323,054,819	–		323,054,819
Warrants	–	–	–	***	–
Short-Term Investments	19,767,996	–	–		19,767,996
Total	$148,820,414	$839,854,810	$–		$988,675,224

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contract	$–	$986,418	$–	$986,418
Total Return Swaps	–	50,000	–	50,000
Liabilities
Total Return Swaps	$–	$(2,079,120)	$–	$(2,079,120)
Total	$–	$(1,042,702)	$–	$(1,042,702)

Semi-Annual Report | March 31, 2026	101

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Company Notes	$75,903	$–	$–	$75,903
Closed-End Funds	1,267,277	–	–	1,267,277
Common Stocks	1,088,249	–	107,083	1,195,332
High Yield Debt	–	51,447,148	–	51,447,148
Warrants	8	3	–	11
Short-Term Investments	790,484	–	–	790,484
Total	$3,221,921	$51,447,151	$107,083	$54,776,155

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$57,518	$–	$57,518
Liabilities
Forward Foreign Currency Contracts	$–	$(13,645)	$–	$(13,645)
Total	$–	$43,873	$–	$43,873

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures and swap contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2025	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2026	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2026
High Income Fund
Common Stocks	$104,803	$–	$–	$–	$2,280	$–	$–	$–	$–	$107,083	$2,280
	$104,803	$–	$–	$–	$2,280	$–	$–	$–	$–	$107,083	$2,280

102	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2026:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$107,083	Market Comparable Companies	EBITDA Multiple	3.60x-4.10x (3.85x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities; they also allow the Funds to enter into various types of derivative contracts such as futures, total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Semi-Annual Report | March 31, 2026	103

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

104	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Total Return Swaps

Certain Funds may enter into total return swaps. During the six months ended March 31, 2026, the Strategic Income Fund invested in total return swaps. Total return swaps are agreements that provide the Strategic Income Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Strategic Income Fund, and is settled in cash periodically. The fee paid by the Strategic Income Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Strategic Income Fund is recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Strategic Income Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Strategic Income Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Strategic Income Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Strategic Income Fund may use its own NAV or the NAV of a similar fund as the reference asset in a total return swap. This strategy serves to reduce cash drag (the impact of uninvested cash on the Strategic Income Fund’s overall return) by replacing it with the total return of Strategic Income Fund’s own or a similar fund’s investment holdings. The Strategic Income Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Strategic Income Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the OBFR and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities.

At March 31, 2026, the Strategic Income Fund’s receivable for the open swap agreement was $50,000 and the payable was $2,079,120.

Semi-Annual Report | March 31, 2026	105

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2026, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2026:

	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Strategic Income Fund
Interest rate risk (Futures contracts)*	Variation margin payable	$986,418
Equity risk (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$50,000

High Income Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$57,518

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

	Liabilities Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Strategic Income Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized depreciation on total return swap contracts	$(2,079,120)

High Income Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(13,645)

*	Fair Value represents the cumulative unrealized appreciation (depreciation) on open futures contracts as reported in the Fund’s Schedule of Investments. Only the variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as variation margin receivable.

Semi-Annual Report | March 31, 2026	107

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Strategic Income Fund
Interest rate risk (Future contracts)	Net realized gain/(loss) on Futures Contracts/Net change in unrealized appreciation/depreciation on Futures Contracts	$(476,325)	$1,351,510
Equity risk (Total return swap contracts)	Net realized gain/(loss) on Total return swap contracts/Net change in unrealized appreciation/(depreciation) on Total return swap contracts	$571,999	$(2,062,115)
Total		$95,674	$(710,605)

High Income Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/Net change in unrealized appreciation/depreciation on Forward Foreign Currency Contracts	$151,540	$118,370
Total		$151,540	$118,370

The derivative financial instruments’ average monthly notional amount during the six months ended March 31, 2026, is noted below.

Fund	Average Monthly Notional Amount of Futures Contracts	Average Monthly Notional of Futures Contracts Sold	Average Monthly Notional Amount of Forward Foreign Currency Contracts	Average Long Monthly Notional Amount of Total Return Swap Contracts	Average Short Monthly Notional Amount of Total Return Swap Contracts
High Income Fund	$–	$–	$9,702,762	$–	$–
Strategic Income Fund	$20,824,219	$33,587,630	$–	$4,381,119	$(4,619,413)

108	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2026.

Offsetting of Derivatives Asset
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
Strategic Income Fund
Total Return Swap Contracts	$50,000	$–	$50,000	$(50,000)	$–	$–
Total	$50,000	$–	$50,000	$(50,000)	$–	$–
High Income Fund
Forward Foreign Currency Contracts	$57,518	$–	$57,518	$(57,518)	$–	$–
Total	$57,518	$–	$57,518	$(57,518)	$–	$–

Semi-Annual Report | March 31, 2026	109

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
Strategic Income Fund
Total Return Swap Contracts	$2,079,120	$–	$2,079,120	$(50,000)	$–	$2,029,120
Total	$2,079,120	$–	$2,079,120	$(50,000)	$–	$2,029,120
High Income Fund
Forward Foreign Currency Contracts	$13,645	$–	$13,645	$(13,645)	$–	$–
Total	$13,645	$–	$13,645	$(13,645)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

6. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2026, there are no unfunded loan commitments.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

The Funds may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Funds for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, a Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments outstanding table above.

7. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Strategic Income Fund	0.75%
High Income Fund	1.00%

For the six months ended March 31, 2026, the Adviser earned fees of $4,219,429, and $287,893, for the Strategic Income Fund and the High Income Fund, respectively. Of those advisor fees, $641,878, and $37,574 remained payable for the Strategic Income Fund and the High Income Fund, respectively, as of March 31, 2026. The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2027 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board. The recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the expense cap in effect at the time of the waiver, and (ii) the expense cap in effect at the time of recapture.

Semi-Annual Report | March 31, 2026	111

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

For the six months ended March 31, 2026, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2026	2027	2028	2029
High Income Fund
Class I	$109,573	$147,345	$121,895	$50,202
Class R	$8,271	$11,201	$9,425	$3,677
Total	$117,844	$158,546	$131,320	$53,879

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Strategic Income Fund that are attributable to the Strategic Income Fund’s investment in acquired funds managed by the Adviser or an investment adviser controlling, controlled by, or under common control with the Adviser until at least January 31, 2027. This contractual agreement will continue automatically for successive annual periods unless terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser.

For the six months ended March 31, 2026, the Adviser waived $111,276 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliated fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund’s Statement of Operations is reflective of this waiver of affiliated management fees. The waived fees are not subject to recoupment by the Adviser.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

112	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R Shares of the Strategic Income Fund and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Effective January 1, 2026, each Trustee who is not an “interested person” receives a fee of $28,000 per year, plus $1,500 per special meeting attended from the Trust. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2026, each Trustee who was not an "interested person" received a fee of $28,000 per year plus $2,000 per meeting and $1,500 per special meeting attended from the Trust. In addition, the Chair of the Audit Committee received $1,111 annually, the Chair of the Nominating and Governance Committee received $667 annually and the Lead Independent Trustee received $1,333 annually.

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation. The expenses of the CCO are reflected as Compliance expenses in the Statements of Operations.

Semi-Annual Report | March 31, 2026	113

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

8. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2025, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Strategic Income Fund	$47,630,412	$–	$–	$31,136,408	$78,766,820
High Income Fund	2,939,904	–	–	1,138,434	4,078,338

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2025, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings/(Accumulated Deficit)
Strategic Income Fund	$(2,666,906)	$2,666,906
High Income Fund	(22,591)	22,591

At September 30, 2025, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Strategic Income Fund	$–	$(190,210,535)	$(69,818,524)	$–	$(260,029,059)
High Income Fund	–	(6,828,588)	1,615,677	(344,883)	(5,557,794)

114	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Capital Losses: As of September 30, 2025, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Strategic Income Fund	$49,841,846	$140,368,689
High Income Fund	923,437	5,905,151

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2026, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Strategic Income Fund*	$41,452,243	$(141,788,820)	$(100,336,577)	$1,087,969,099
High Income Fund*	904,780	(1,428,308)	(523,528)	55,343,556

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, tax treatment of premium amortization and tax treatment of certain other investments.

The High Income Fund elects to defer to the period ending September 30, 2026, late year ordinary losses in the amount of $344,883.

9. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2026, excluding U.S. government obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$242,533,934	$315,526,046
High Income Fund	21,294,303	21,119,660

Semi-Annual Report | March 31, 2026	115

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

Investment Transactions in long term U.S. Government Obligations for the six months ended March 31, 2026 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$14,674,559	$43,395,996

10. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2026 were as follows:

Strategic Income Fund

Security Name	Market Value as of October 1, 2025	Purchases	Change in Unrealized Gain (Loss)	Return of Capital	Realized Gain/Loss	Market Value as of March 31, 2026	Share Balance as of March 31, 2026	Dividends
High Income Fund	$39,212,424	$1,431,343	$(1,393,479)	$–	$–	$39,250,288	4,614,153	$1,431,343
			$(1,393,479)	$–	$–	$39,250,288	4,614,153	$1,431,343

11. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was most recently amended on March 24, 2026. The Revolving Credit Agreement expires on March 23, 2027. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan is made plus 1.25%, which was 3.64% at March 31, 2026. For the six months ended March 31, 2026, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the six months ended March 31, 2026, the Funds had no borrowings under the Revolving Credit Agreement.

116	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights
March 31, 2026 (Unaudited)

12. BENEFICIAL OWNERSHIP

On March 31, 2026, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2026, are listed below:

Fund	Shareholder Name	Percentage Interest
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	47.87%
Strategic Income Fund- Class R	Charles Schwab & Company, Inc.	52.27%
Strategic Income Fund – Class R	National Financial Services Corp.	26.35%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	73.69%
High Income Fund – Class R	Charles Schwab & Company, Inc.	95.50%

13. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

14. SUBSEQUENT EVENTS

The Trust has performed an evaluation of subsequent events through the date the financial statements and financial highlights were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | March 31, 2026	117

RiverNorth Funds	Additional Information
March 31, 2026 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

118	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2026 (Unaudited)

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of RiverNorth Funds (the “Trust”), held on November 11-12, 2025 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered the renewal of the investment management agreement (the “Management Agreement”) between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust on behalf of the RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) and the RiverNorth/Oaktree High Income Fund (the “High Income Fund” and together with the Strategic Income Fund, the “Funds”).

The Board received materials compiled by the Adviser and the Funds’ administrator, including, among other items, a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Funds’ cumulative and annualized returns as compared to the Funds’ benchmarks, the Funds’ fact sheets for the quarter ended September 30, 2025, a performance comparison of the Funds compared to other funds managed by RiverNorth, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds. The Trustees reviewed a memorandum from their independent legal counsel regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Trustees in determining to renew the Management Agreement at the Meeting, including during executive sessions with their independent legal counsel.

Semi-Annual Report | March 31, 2026	119

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2026 (Unaudited)

Performance, Fees and Expenses

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund’s Class I shares for the three-month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2025. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Multisector Bond fund peer group (the “Multisector Peer Group”) and a peer universe consisting of all funds in the Multisector Peer Group and all other Multisector Bond funds (the “Multisector Universe”). The Multisector Peer Group and the Multisector Universe included funds with similar pricing features as the Strategic Income Fund, excluding outliers. The Board noted that the Strategic Income Fund outperformed the median of the Multisector Peer Group for the three-month and since inception periods ended September 30, 2025, performed in-line with the median of the Multisector Peer Group for the ten-year period ended September 30, 2025, and underperformed the median of the Multisector Peer group for the one-year, three-year and five-year period ended September 30, 2025. It was also noted that the Strategic Income Fund outperformed the median of the Multisector Universe for the three-month and since inception periods ended September 30, 2025. The Strategic Income Fund underperformed the median of the Multisector Peer Group and Multisector Universe for the one-year, three-year and five-year periods ended September 30, 2025.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the Multisector Peer Group and Multisector Universe. The Board noted that the Strategic Income Fund’s Class I shares’ annual net expense ratio and annual management fee was higher than the medians of the Multisector Peer Group and Multisector Universe, but within the range of the peers. The Trustees noted that the Adviser actively manages a portion of the Fund in addition to delegating the management of a portion of the Fund’s portfolio to DoubleLine Capital LP (“DoubleLine”), the Fund’s sub-adviser. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and DoubleLine, and the nature of the services provided to the Fund.

High Income Fund

Regarding the High Income Fund, the Board reviewed the performance of the High Income Fund’s Class I shares for the three-month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2025. These returns were compared to the returns of mutual funds in FUSE’s High Yield Bond fund peer group (the “High Yield Peer Group”) and a peer universe consisting of all funds in the High Yield Peer Group and all other High Yield Bond funds (the “High Yield Universe”). The High Yield Peer Group and the High Yield Universe included funds with similar pricing features as the High Income Fund, excluding outliers. The Board noted that the High Income Fund had underperformed the median of the High Yield Peer Group for the three-month, one-year, three-year, ten-year and since inception periods ended September 30, 2025. The Board considered that the High Income Fund had outperformed the median of the High Yield Universe for the five-year period ended September 30, 2025, and underperformed the median for the three-month, one-year, five-year, ten-year and since inception periods. The Trustees acknowledged the fact that the Fund’s split strategy between closed-end funds (“CEFs”) and high-yield/senior loans differed from the funds in each group.

120	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2026 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the High Yield Peer Group and High Yield Universe. The Board noted that the High Income Fund’s Class I shares’ annual gross management fee and annual net expense ratio was higher than the median of the High Yield Peer Group and High Yield Universe. The Board recalled that most of the funds in FUSE’s High Yield Peer Group and High Yield Universe utilized a less complex strategy than that of the High Income Fund and would lead to relatively lower fees. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, and the nature of the services to be provided to the Fund by the Adviser and Oaktree Fund Advisors, LLC (“Oaktree”), the Fund’s sub-adviser.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts and extensive experience with CEFs, noting the fact that RiverNorth was an industry leader in the area. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Adviser had provided quality services and could be expected to do so in the future for the Funds.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition was stable. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Conclusion

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, and as assisted by the advice of independent counsel, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Semi-Annual Report | March 31, 2026	121

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2026 (Unaudited)

Consideration of the Sub-Advisory Agreement with DoubleLine with respect to the Strategic Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “DoubleLine Sub-Advisory Agreement”) between the Adviser and DoubleLine related to the Strategic Income Fund. The Board received materials compiled by DoubleLine and the Adviser provided in support of the proposed renewal of the DoubleLine Sub-Advisory Agreement (“DoubleLine Renewal Materials”). The Board considered the renewal of the DoubleLine Sub-Advisory Agreement, noting that the DoubleLine Renewal Materials contained information compiled by DoubleLine and the Adviser, including a copy of the DoubleLine Sub-Advisory Agreement, DoubleLine’s response to a questionnaire regarding its profitability, management and operations, a copy of DoubleLine’s Form ADV and information regarding the performance of the Strategic Income Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the DoubleLine Sub-Advisory Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of DoubleLine, (ii) the nature, extent and quality of the services provided by DoubleLine to the Strategic Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by DoubleLine and any of its affiliates from the relationship with the Strategic Income Fund, (v) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (vi) whether the fee levels of the Strategic Income Fund reflected the economies of scale to the benefit of the Strategic Income Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the DoubleLine Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the DoubleLine Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in determining to renew the DoubleLine Sub-Advisory Agreement at the Meeting, including during executive sessions with their independent legal counsel.

The Board reviewed the performance of the Strategic Income Fund for the three-month, one-year, three-year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the Strategic Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Strategic Income Fund’s performance. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the DoubleLine strategy.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays DoubleLine from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to DoubleLine against the fees that DoubleLine charges other clients to manage similar strategies.

122	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2026 (Unaudited)

As to the nature, extent and quality of the services provided by DoubleLine, the Board considered that under the terms of the DoubleLine Sub-Advisory Agreement, DoubleLine, subject to the supervision of the Board, provides to the Strategic Income Fund such investment advice as DoubleLine, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Strategic Income Fund consistent with the Strategic Income Fund’s investment objective and policies. The Board reviewed the Form ADV of DoubleLine, which provided details regarding the experience of DoubleLine’s investment personnel. DoubleLine also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with DoubleLine’s work with the Strategic Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that DoubleLine had provided quality services and could be expected to continue to do so for the Strategic Income Fund.

As to the cost of the services provided and the profits to be realized by DoubleLine, the Board reviewed DoubleLine’s financial condition. The Board, including the Independent Trustees, determined that the DoubleLine Sub-Advisory Agreement and the compensation to DoubleLine was reasonable and the financial condition of DoubleLine was adequate. The Board noted that DoubleLine has no affiliations with the Strategic Income Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, and as assisted by the advice of independent counsel, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Strategic Income Fund to continue the DoubleLine Sub-Advisory Agreement between the Adviser and DoubleLine for an additional one-year period.

Consideration of the Sub-Advisory Agreement with Oaktree with respect to the High Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “Oaktree Sub-Advisory Agreement”) between the Adviser and Oaktree related to the High Income Fund. The Board received materials compiled by Oaktree and the Adviser provided in support of the proposed renewal of the Oaktree Sub-Advisory Agreement (“Oaktree Renewal Materials”). The Board considered the renewal of the Oaktree Sub-Advisory Agreement, noting that the Oaktree Renewal Materials contained information compiled by Oaktree and the Adviser, including a copy of the Oaktree Sub-Advisory Agreement, Oaktree’s response to a questionnaire regarding its profitability, management and operations, a copy of Oaktree’s Form ADV and information regarding the performance of the High Income Fund. The Board considered the following factors, among others, in reaching its determination to renew the Oaktree Sub-Advisory Agreement: (i) the investment performance of the High Income Fund and the investment performance of Oaktree, (ii) the nature, extent and quality of the services provided by Oaktree to the High Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by Oaktree and any of its affiliates from the relationship with the High Income Fund, (v) the extent to which economies of scale will be realized by the High Income Fund as it grows, and (vi) whether the fee levels of the High Income Fund reflected the economies of scale to the benefit of the High Income Fund’s shareholders.

Semi-Annual Report | March 31, 2026	123

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2026 (Unaudited)

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Oaktree Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Oaktree Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in determining to renew the Oaktree Sub-Advisory Agreement at the Meeting, including during executive sessions with their independent legal counsel.

The Board reviewed the performance of the High Income Fund for the three-month, one-year, three- year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the High Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the High Income Fund’s performance. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree relative to other accounts managed by Oaktree. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the Oaktree strategy.

As to the comparative fees and expenses, the Board considered the management fee paid by the High Income Fund to the Adviser, and noted that the Adviser pays Oaktree from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to Oaktree against the fees that Oaktree charges other clients to manage similar strategies.

As to the nature, extent and quality of the services provided by Oaktree, the Board considered that under the terms of the Oaktree Sub-Advisory Agreement, Oaktree, subject to the supervision of the Board, provides to the High Income Fund such investment advice as Oaktree, in its discretion, deemed advisable and furnishes or arranges to be furnished a continuous investment program for the High Income Fund consistent with the High Income Fund’s investment objective and policies. The Board reviewed the Form ADV of Oaktree, which provided details regarding the experience of Oaktree’s investment personnel. Oaktree also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with Oaktree’s work with the High Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that Oaktree had provided quality services and could be expected to continue to do so for the High Income Fund.

As to the cost of the services provided and the profits to be realized by Oaktree, the Board reviewed Oaktree’s financial condition. The Board, including the Independent Trustees determined that the Oaktree Sub-Advisory Agreement and the compensation to Oaktree was reasonable and the financial condition of Oaktree was adequate. The Board noted that Oaktree has no affiliations with the High Income Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements
March 31, 2026 (Unaudited)

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, and as assisted by the advice of independent counsel, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the High Income Fund to continue the Oaktree Sub-Advisory Agreement between the Adviser and Oaktree for an additional one-year period.

Semi-Annual Report | March 31, 2026	125

RiverNorth Funds

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Jerry R. Raio

David M. Swanson

John K. Carter

J. Wayne Hutchens

Lisa Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Fund Advisors, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding the Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	June 5, 2026

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	June 5, 2026